UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111

(Address of principal executive offices)	(Zip code)
Richard J. Byrne

1295 State Street, Springfield, MA	01111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	12/31/12

Date of reporting period:	9/30/12

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	554,982	$7,553,306
MML Equity Fund, Initial Class (a)	65,541	1,354,864
MML Equity Income Fund, Initial Class (a)	571,241	5,923,766
MML Focused Equity Fund, Class II (a)	375,234	4,337,707
MML Foreign Fund, Initial Class (a)	376,861	3,312,612
MML Fundamental Growth Fund, Class II (a) (b)	463,077	5,367,058
MML Fundamental Value Fund, Class II (a)	407,848	5,016,532
MML Global Fund, Class I (a)	333,149	3,084,963
MML High Yield Fund, Class II (a)	91,314	993,498
MML Income & Growth Fund, Initial Class (a)	275,170	2,603,107
MML Inflation-Protected and Income Fund, Initial Class (a)	30,531	363,930
MML Large Cap Growth Fund, Initial Class (a)	442,164	5,160,049
MML Managed Bond Fund, Initial Class (a)	253,102	3,366,923
MML Mid Cap Growth Fund, Initial Class (a) (b)	414,811	5,288,844
MML Mid Cap Value Fund, Initial Class (a)	501,653	5,382,738
MML PIMCO Total Return Fund, Class II (a)	164,291	1,764,486
MML Short-Duration Bond Fund, Class II (a)	17,953	182,226
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	198,073	3,239,221
MML Small Company Value Fund, Class II (a)	199,253	3,590,531
MML Strategic Emerging Markets Fund, Class II (a)	223,568	2,293,808
Oppenheimer Global Securities Fund, Non-Service Shares (a)	96,005	2,910,862
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	176,334	975,129
Oppenheimer International Growth Fund, Non-Service Shares (a)	1,196,562	2,321,330

		76,387,490

TOTAL MUTUAL FUNDS (Cost $67,136,309)		76,387,490

Value
TOTAL LONG-TERM INVESTMENTS (Cost $67,136,309)	$76,387,490

TOTAL INVESTMENTS — 100.1% (Cost $67,136,309) (c)	76,387,490

Other Assets/(Liabilities) — (0.1)%	(54,094)

NET ASSETS — 100.0%	$76,333,396

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	10,028,640	$102,191,838
American Funds Bond Fund, Class 1	12,724,563	146,332,477
American Funds Growth-Income Fund, Class 1	3,191,857	122,248,114
American Funds International Fund, Class 1	2,402,054	40,931,005

		411,703,434

TOTAL MUTUAL FUNDS (Cost $340,838,089)		411,703,434

TOTAL LONG-TERM INVESTMENTS (Cost $340,838,089)		411,703,434

TOTAL INVESTMENTS — 100.1% (Cost $340,838,089) (a)		411,703,434

Other Assets/(Liabilities) — (0.1)%		(464,701)

NET ASSETS — 100.0%		$411,238,733

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,043,223	$62,749,848

TOTAL MUTUAL FUNDS (Cost $49,349,802)		62,749,848

TOTAL INVESTMENTS — 100.1% (Cost $49,349,802) (a)		62,749,848

Other Assets/ (Liabilities) — (0.1)%		(77,629)

NET ASSETS — 100.0%		$62,672,219

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	2,185,840	$37,246,708

TOTAL MUTUAL FUNDS (Cost $33,391,976)		37,246,708

TOTAL INVESTMENTS — 100.1% (Cost $33,391,976) (a)		37,246,708

Other Assets/ (Liabilities) — (0.1)%		(53,266)

NET ASSETS — 100.0%		$37,193,442

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,694,123	$23,057,016
MML Equity Fund, Initial Class (a)	280,632	5,801,247
MML Equity Income Fund, Initial Class (a)	2,328,185	24,143,276
MML Focused Equity Fund, Class II (a)	843,272	9,748,222
MML Foreign Fund, Initial Class (a)	1,441,469	12,670,513
MML Fundamental Growth Fund, Class II (a) (b)	1,424,668	16,511,903
MML Fundamental Value Fund, Class II (a)	1,520,329	18,700,048
MML Global Fund, Class I (a)	1,352,806	12,526,986
MML High Yield Fund, Class II (a)	1,489,567	16,206,487
MML Income & Growth Fund, Initial Class (a)	1,120,638	10,601,231
MML Inflation-Protected and Income Fund, Initial Class (a)	806,009	9,607,624
MML Large Cap Growth Fund, Initial Class (a)	1,320,900	15,414,898
MML Managed Bond Fund, Initial Class (a)	7,547,591	100,403,004
MML Mid Cap Growth Fund, Initial Class (a) (b)	1,180,745	15,054,505
MML Mid Cap Value Fund, Initial Class (a)	1,529,495	16,411,479
MML PIMCO Total Return Fund, Class II (a)	4,476,125	48,073,587
MML Short-Duration Bond Fund, Class II (a)	2,592,427	26,313,130
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	401,551	6,566,851
MML Small Company Value Fund, Class II (a)	542,217	9,770,754
Oppenheimer Global Securities Fund, Non-Service Shares (a)	340,580	10,326,373
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,860,421	26,878,131
Oppenheimer International Growth Fund, Non-Service Shares (a)	4,717,397	9,151,750

		443,939,015

TOTAL MUTUAL FUNDS (Cost $399,072,670)		443,939,015

TOTAL LONG-TERM INVESTMENTS (Cost $399,072,670)		443,939,015

Value
TOTAL INVESTMENTS — 100.1% (Cost $399,072,670) (c)	$443,939,015

Other Assets/(Liabilities) — (0.1)%	(277,376)

NET ASSETS — 100.0%	$443,661,639

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Advertising — 0.3%
Omnicom Group, Inc.	16,500	$850,740

Aerospace & Defense — 0.9%
The Boeing Co.	33,500	2,332,270
United Technologies Corp.	9,400	735,926

		3,068,196

Apparel — 1.4%
Nike, Inc. Class B	20,770	1,971,281
Ralph Lauren Corp.	17,600	2,661,648

		4,632,929

Automotive & Parts — 0.0%
Johnson Controls, Inc.	2,700	73,980

Banks — 1.2%
Northern Trust Corp.	26,800	1,243,922
State Street Corp.	12,600	528,696
U.S. Bancorp	56,300	1,931,090
Wells Fargo & Co.	11,000	379,830

		4,083,538

Beverages — 0.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	4,400	378,004
The Coca-Cola Co.	1,200	45,516
Monster Beverage Corp. (a)	8,600	465,776

		889,296

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	30,200	3,454,880
Amgen, Inc.	1,920	161,894
Biogen Idec, Inc. (a)	32,000	4,775,360
Celgene Corp. (a)	37,500	2,865,000
Regeneron Pharmaceuticals, Inc. (a)	8,100	1,236,546
Vertex Pharmaceuticals, Inc. (a)	1,000	55,950

		12,549,630

Chemicals — 4.3%
Ecolab, Inc.	28,000	1,814,680
Monsanto Co.	31,850	2,898,987
Praxair, Inc.	56,830	5,903,500
The Sherwin-Williams Co.	25,900	3,856,769

		14,473,936

Commercial Services — 5.6%
Alliance Data Systems Corp. (a)	4,000	567,800
MasterCard, Inc. Class A	20,590	9,295,973
McKesson Corp.	50,500	4,344,515
Visa, Inc. Class A	34,480	4,629,975

		18,838,263

	Number of Shares	Value
Computers — 12.7%
Accenture PLC Class A	14,550	$1,018,937
Apple, Inc.	53,420	35,645,029
Cognizant Technology Solutions Corp. Class A (a)	1,000	69,920
EMC Corp. (a)	159,000	4,335,930
IHS, Inc. Class A (a)	17,000	1,654,950

		42,724,766

Distribution & Wholesale — 2.4%
Fastenal Co.	75,900	3,262,941
Fossil, Inc. (a)	31,900	2,701,930
W.W. Grainger, Inc.	9,400	1,958,678

		7,923,549

Diversified Financial — 4.9%
American Express Co.	61,450	3,494,047
Ameriprise Financial, Inc.	12,400	702,956
Citigroup, Inc.	1,100	35,992
Franklin Resources, Inc.	46,050	5,759,473
The Goldman Sachs Group, Inc.	2,950	335,356
IntercontinentalExchange, Inc. (a)	14,250	1,901,093
Invesco Ltd.	131,700	3,291,183
JP Morgan Chase & Co.	13,900	562,672
Morgan Stanley	6,700	112,158
TD Ameritrade Holding Corp.	28,100	431,897

		16,626,827

Electrical Components & Equipment — 0.0%
AMETEK, Inc.	600	21,270

Electronics — 0.1%
Amphenol Corp. Class A	4,300	253,184

Foods — 0.6%
Whole Foods Market, Inc.	21,500	2,094,100

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	2,400	183,000

Health Care – Products — 1.5%
Baxter International, Inc.	17,900	1,078,654
Covidien PLC	14,500	861,590
Edwards Lifesciences Corp. (a)	14,100	1,513,917
Henry Schein, Inc. (a)	2,600	206,102
Intuitive Surgical, Inc. (a)	250	123,907
Stryker Corp.	25,130	1,398,736

		5,182,906

Health Care – Services — 1.1%
Thermo Fisher Scientific, Inc.	31,800	1,870,794
UnitedHealth Group, Inc.	34,500	1,911,645

		3,782,439

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	21,300	722,709

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	5,100	$278,001

		1,000,710

Internet — 17.6%
Amazon.com, Inc. (a)	55,250	14,051,180
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	48,900	5,712,498
eBay, Inc. (a)	114,500	5,542,945
Equinix, Inc. (a)	900	185,445
Expedia, Inc.	1,300	75,192
Facebook, Inc. Class A (a) (b)	20,341	418,364
Facebook, Inc. Class B (a) (b)	57,635	1,185,408
Google, Inc. Class A (a)	22,700	17,127,150
Groupon, Inc. (a)	44,800	213,248
Liberty Interactive Corp. Class A (a)	46,900	867,650
LinkedIn Corp. (a)	11,700	1,408,680
Priceline.com, Inc. (a)	14,500	8,971,585
Tencent Holdings Ltd.	103,900	3,531,008

		59,290,353

Leisure Time — 1.3%
Carnival Corp.	87,400	3,184,856
Harley-Davidson, Inc.	26,900	1,139,753

		4,324,609

Lodging — 2.7%
Las Vegas Sands Corp.	73,500	3,408,195
Marriott International, Inc. Class A	59,587	2,329,852
Starwood Hotels & Resorts Worldwide, Inc.	55,200	3,199,392
Wynn Resorts Ltd.	800	92,352

		9,029,791

Machinery – Diversified — 0.4%
Roper Industries, Inc.	12,500	1,373,625

Manufacturing — 4.0%
3M Co.	9,600	887,232
Danaher Corp.	184,460	10,172,969
General Electric Co.	6,200	140,802
Honeywell International, Inc.	40,800	2,437,800

		13,638,803

Media — 1.7%
Discovery Communications, Inc. Series C (a)	52,075	2,918,283
The Walt Disney Co.	53,300	2,786,524

		5,704,807

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	29,700	4,851,198

Oil & Gas — 2.9%
Concho Resources, Inc. (a)	17,200	1,629,700
EOG Resources, Inc.	22,190	2,486,390
EQT Corp.	20,700	1,221,300
Occidental Petroleum Corp.	10,900	938,054

	Number of Shares	Value
Pioneer Natural Resources Co.	19,000	$1,983,600
Range Resources Corp.	19,700	1,376,439

		9,635,483

Oil & Gas Services — 2.6%
Cameron International Corp. (a)	39,000	2,186,730
FMC Technologies, Inc. (a)	17,300	800,990
Halliburton Co.	4,800	161,712
National Oilwell Varco, Inc.	2,500	200,275
Schlumberger Ltd.	74,800	5,410,284

		8,759,991

Pharmaceuticals — 3.4%
Allergan, Inc.	26,160	2,395,733
Cardinal Health, Inc.	8,400	327,348
Express Scripts Holding Co. (a)	78,100	4,894,527
Gilead Sciences, Inc. (a)	54,300	3,601,719
Perrigo Co.	1,300	151,021

		11,370,348

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	99,270	7,086,885

Retail — 7.6%
Bed Bath & Beyond, Inc. (a)	6,200	390,600
Chipotle Mexican Grill, Inc. (a)	6,300	2,000,502
Coach, Inc.	22,100	1,238,042
CVS Caremark Corp.	23,100	1,118,502
Dollar General Corp. (a)	15,400	793,716
Dollar Tree, Inc. (a)	12,800	617,920
The Home Depot, Inc.	15,200	917,624
Limited Brands, Inc.	26,100	1,285,686
McDonald’s Corp.	3,750	344,062
Michael Kors Holdings Ltd. (a)	27,900	1,483,722
O’Reilly Automotive, Inc. (a)	24,200	2,023,604
PVH Corp.	25,600	2,399,232
Ross Stores, Inc.	11,000	710,600
Starbucks Corp.	142,300	7,221,725
Tiffany & Co.	100	6,188
Tim Hortons, Inc.	1,600	83,248
Yum! Brands, Inc.	44,300	2,938,862

		25,573,835

Semiconductors — 1.9%
Altera Corp.	12,050	409,519
Broadcom Corp. Class A (a)	122,250	4,227,405
Xilinx, Inc.	50,600	1,690,546

		6,327,470

Software — 2.1%
Autodesk, Inc. (a)	45,900	1,531,683
Cerner Corp. (a)	100	7,741
Fiserv, Inc. (a)	3,770	279,093
Intuit, Inc.	15,000	883,200
Microsoft Corp.	1,250	37,225
Oracle Corp.	4,100	129,109

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Red Hat, Inc. (a)	18,700	$1,064,778
Salesforce.com, Inc. (a)	20,000	3,053,800

		6,986,629

Telecommunications — 2.5%
Juniper Networks, Inc. (a)	83,350	1,426,119
QUALCOMM, Inc.	113,400	7,086,366

		8,512,485

Transportation — 3.5%
C.H. Robinson Worldwide, Inc.	100	5,855
Expeditors International of Washington, Inc.	2,500	90,900
FedEx Corp.	44,500	3,765,590
J.B. Hunt Transport Services, Inc.	7,800	405,912
Kansas City Southern	20,300	1,538,334
Union Pacific Corp.	48,200	5,721,340
United Continental Holdings, Inc. (a)	11,900	232,050

		11,759,981

TOTAL COMMON STOCK (Cost $239,619,560)		333,479,552

TOTAL EQUITIES (Cost $239,619,560)		333,479,552

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,000	1,000

TOTAL MUTUAL FUNDS (Cost $1,000)		1,000

RIGHTS — 0.0%
Internet — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (a)	1	14

TOTAL RIGHTS (Cost $0)		14

TOTAL LONG-TERM INVESTMENTS (Cost $239,620,560)		333,480,566

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (c)	$3,132,672	3,132,672

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $3,132,672)	$3,132,672

TOTAL INVESTMENTS — 100.0% (Cost $242,753,232) (d)	336,613,238

Other Assets/(Liabilities) — 0.0%	32,465

NET ASSETS — 100.0%	$336,645,703

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $3,132,675. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $3,197,311.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,262,271	$17,179,511
MML Equity Fund, Initial Class (a)	205,933	4,257,060
MML Equity Income Fund, Initial Class (a)	1,947,898	20,199,703
MML Focused Equity Fund, Class II (a)	517,703	5,984,644
MML Foreign Fund, Initial Class (a)	1,091,472	9,594,037
MML Fundamental Growth Fund, Class II (a) (b)	1,048,965	12,157,505
MML Fundamental Value Fund, Class II (a)	1,234,543	15,184,876
MML Global Fund, Class I (a)	1,024,802	9,489,671
MML High Yield Fund, Class II (a)	1,580,173	17,192,286
MML Income & Growth Fund, Initial Class (a)	972,147	9,196,507
MML Inflation-Protected and Income Fund, Initial Class (a)	958,991	11,431,169
MML Large Cap Growth Fund, Initial Class (a)	955,907	11,155,437
MML Managed Bond Fund, Initial Class (a)	8,047,481	107,052,868
MML Mid Cap Growth Fund, Initial Class (a) (b)	777,605	9,914,458
MML Mid Cap Value Fund, Initial Class (a)	1,126,227	12,084,416
MML PIMCO Total Return Fund, Class II (a)	5,003,070	53,732,967
MML Short-Duration Bond Fund, Class II (a)	2,992,216	30,370,992
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	239,750	3,920,798
MML Small Company Value Fund, Class II (a)	326,650	5,886,241
Oppenheimer Global Securities Fund, Non-Service Shares (a)	245,187	7,434,071
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	5,403,570	29,881,743
Oppenheimer International Growth Fund, Non-Service Shares (a)	3,275,285	6,354,053

		409,655,013

TOTAL MUTUAL FUNDS (Cost $380,241,929)		409,655,013

TOTAL LONG-TERM INVESTMENTS (Cost $380,241,929)		409,655,013

Value
TOTAL INVESTMENTS —100.1% (Cost $380,241,929) (c)	$409,655,013

Other Assets/(Liabilities) — (0.1)%	(250,930)

NET ASSETS — 100.0%	$409,404,083

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 94.7%
Aerospace & Defense — 1.2%
The Boeing Co.	55,600	$3,870,872
Lockheed Martin Corp.	27,600	2,577,288

		6,448,160

Agriculture — 0.8%
Archer-Daniels-Midland Co.	144,500	3,927,510

Auto Manufacturers — 0.3%
Ford Motor Co.	183,800	1,812,268

Automotive & Parts — 0.4%
Johnson Controls, Inc.	75,700	2,074,180

Banks — 8.8%
Bank of America Corp.	567,577	5,011,705
Bank of New York Mellon Corp.	131,700	2,979,054
Capital One Financial Corp.	60,700	3,460,507
Northern Trust Corp.	96,100	4,460,481
PNC Financial Services Group, Inc.	68,400	4,316,040
Regions Financial Corp.	235,200	1,695,792
SunTrust Banks, Inc.	164,700	4,656,069
U.S. Bancorp	261,500	8,969,450
Wells Fargo & Co.	284,500	9,823,785

		45,372,883

Beverages — 1.2%
Molson Coors Brewing Co. Class B	43,400	1,955,170
PepsiCo, Inc.	62,200	4,401,894

		6,357,064

Biotechnology — 0.6%
Amgen, Inc.	36,400	3,069,248

Building Materials — 0.7%
Masco Corp.	156,600	2,356,830
USG Corp. (a)	61,400	1,347,730

		3,704,560

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	51,200	2,573,824

Coal — 0.7%
CONSOL Energy, Inc.	113,700	3,416,685

Computers — 1.7%
Computer Sciences Corp.	123,900	3,990,819
Dell, Inc.	291,900	2,878,134
Hewlett-Packard Co.	106,600	1,818,596

		8,687,549

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	186,000	2,966,700
The Procter & Gamble Co.	21,600	1,498,176

		4,464,876

	Number of Shares	Value
Distribution & Wholesale — 0.5%
Genuine Parts Co.	41,500	$2,532,745

Diversified Financial — 5.6%
American Express Co.	144,700	8,227,642
JP Morgan Chase & Co.	311,800	12,621,664
Legg Mason, Inc.	125,700	3,102,276
Morgan Stanley	86,500	1,448,010
SLM Corp.	230,200	3,618,744

		29,018,336

Electric — 5.1%
The AES Corp. (a)	74,700	819,459
Duke Energy Corp.	105,833	6,857,978
Entergy Corp.	79,200	5,488,560
Exelon Corp.	151,500	5,390,370
FirstEnergy Corp.	49,000	2,160,900
Pinnacle West Capital Corp.	21,600	1,140,480
TECO Energy, Inc.	45,400	805,396
Xcel Energy, Inc.	127,100	3,521,941

		26,185,084

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	112,900	5,449,683
Energizer Holdings, Inc.	21,600	1,611,576

		7,061,259

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	25,500	564,698

Entertainment — 0.4%
The Madison Square Garden Co. Class A (a)	45,625	1,837,319

Foods — 2.2%
Campbell Soup Co.	126,300	4,397,766
ConAgra Foods, Inc.	111,900	3,087,321
Kellogg Co.	21,600	1,115,856
McCormick & Co., Inc.	40,200	2,494,008

		11,094,951

Forest Products & Paper — 1.8%
International Paper Co.	187,700	6,817,264
MeadWestvaco Corp.	82,300	2,518,380

		9,335,644

Gas — 1.1%
NiSource, Inc.	213,800	5,447,624

Health Care – Products — 1.3%
Johnson & Johnson	98,900	6,815,199

Health Care – Services — 1.8%
Quest Diagnostics, Inc.	45,600	2,892,408
Thermo Fisher Scientific, Inc.	104,400	6,141,852

		9,034,260

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.2%
Whirlpool Corp.	72,400	$6,002,684

Household Products — 1.5%
Avery Dennison Corp.	46,000	1,463,720
The Clorox Co.	70,200	5,057,910
Kimberly-Clark Corp.	15,900	1,363,902

		7,885,532

Insurance — 4.6%
The Allstate Corp.	160,600	6,361,366
The Chubb Corp.	31,800	2,425,704
Lincoln National Corp.	102,600	2,481,894
Loews Corp.	39,600	1,633,896
Marsh & McLennan Cos., Inc.	162,800	5,523,804
Sun Life Financial, Inc.	78,800	1,830,524
Willis Group Holdings PLC	60,900	2,248,428
XL Group PLC	55,800	1,340,874

		23,846,490

Iron & Steel — 1.4%
Cliffs Natural Resources, Inc.	58,700	2,296,931
Nucor Corp.	122,200	4,675,372

		6,972,303

Leisure Time — 0.8%
Carnival Corp.	72,300	2,634,612
Harley-Davidson, Inc.	33,000	1,398,210

		4,032,822

Lodging — 0.2%
Marriott International, Inc. Class A	25,764	1,007,372

Machinery – Construction & Mining — 0.6%
Ingersoll-Rand PLC	66,100	2,962,602

Machinery – Diversified — 0.3%
Xylem, Inc.	56,900	1,431,035

Manufacturing — 7.8%
3M Co.	78,300	7,236,486
Cooper Industries PLC Class A	64,500	4,841,370
General Electric Co.	668,200	15,174,822
Honeywell International, Inc.	96,400	5,759,900
Illinois Tool Works, Inc.	105,900	6,297,873
ITT Corp.	37,100	747,565

		40,058,016

Media — 5.3%
Cablevision Systems Corp. Class A	139,000	2,203,150
Comcast Corp. Class A	95,000	3,398,150
The McGraw-Hill Cos., Inc.	88,100	4,809,379
The New York Times Co. Class A (a)	145,000	1,415,200
Time Warner, Inc.	170,933	7,748,393
The Walt Disney Co.	119,800	6,263,144
WPP PLC	121,099	1,648,854

		27,486,270

	Number of Shares	Value
Mining — 1.0%
Newmont Mining Corp.	21,600	$1,209,816
Vulcan Materials Co.	87,000	4,115,100

		5,324,916

Oil & Gas — 10.9%
Anadarko Petroleum Corp.	67,900	4,747,568
BP PLC Sponsored ADR (United Kingdom)	70,800	2,999,088
Chevron Corp.	114,600	13,357,776
ConocoPhillips	36,100	2,064,198
Diamond Offshore Drilling, Inc.	58,700	3,863,047
Exxon Mobil Corp.	129,500	11,842,775
Hess Corp.	27,300	1,466,556
Murphy Oil Corp.	100,900	5,417,321
Petroleo Brasileiro SA Sponsored ADR (Brazil)	75,700	1,736,558
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	124,300	8,627,663

		56,122,550

Oil & Gas Services — 0.9%
Schlumberger Ltd.	67,100	4,853,343

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	122,100	4,120,875
Merck & Co., Inc.	141,500	6,381,650
Pfizer, Inc.	262,454	6,521,982

		17,024,507

Pipelines — 0.4%
Spectra Energy Corp.	69,550	2,041,988

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	140,842	3,681,610

Retail — 2.2%
Kohl’s Corp.	88,800	4,548,336
Macy’s, Inc.	80,100	3,013,362
Staples, Inc.	270,400	3,115,008
Tiffany & Co.	9,700	600,236

		11,276,942

Semiconductors — 1.7%
Analog Devices, Inc.	89,600	3,511,424
Applied Materials, Inc.	266,900	2,979,939
Texas Instruments, Inc.	80,900	2,228,795

		8,720,158

Software — 1.3%
Microsoft Corp.	232,300	6,917,894

Telecommunications — 6.7%
AT&T, Inc.	278,700	10,506,990
CenturyLink, Inc.	72,005	2,909,002
Cisco Systems, Inc.	211,600	4,039,444
Corning, Inc.	229,100	3,012,665

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harris Corp.	104,000	$5,326,880
Nokia Corp. Sponsored ADR (Finland)	270,200	694,414
Telefonica SA	115,473	1,539,776
Verizon Communications, Inc.	104,000	4,739,280
Vodafone Group PLC	704,396	2,004,754

		34,773,205

Toys, Games & Hobbies — 1.3%
Hasbro, Inc.	46,900	1,790,173
Mattel, Inc.	143,200	5,080,736

		6,870,909

Transportation — 1.5%
United Continental Holdings, Inc. (a)	160,200	3,123,900
United Parcel Service, Inc. Class B	66,200	4,737,934

		7,861,834

TOTAL COMMON STOCK (Cost $398,415,130)		487,990,908

PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	83,350	3,107,288

TOTAL PREFERRED STOCK (Cost $4,171,345)		3,107,288

TOTAL EQUITIES (Cost $402,586,475)		491,098,196

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,064	1,064

TOTAL MUTUAL FUNDS (Cost $1,064)		1,064

TOTAL LONG-TERM INVESTMENTS (Cost $402,587,539)		491,099,260

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$25,114,766	$25,114,766

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	25,288	25,288

TOTAL SHORT-TERM INVESTMENTS (Cost $25,140,054)		25,140,054

TOTAL INVESTMENTS — 100.2% (Cost $427,727,593) (c)		516,239,314

Other Assets/(Liabilities) — (0.2)%		(1,157,703)

NET ASSETS — 100.0%		$515,081,611

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $25,114,787. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $25,618,418.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	10,950	$121,764
Omnicom Group, Inc.	6,556	338,028

		459,792

Aerospace & Defense — 1.6%
The Boeing Co.	16,832	1,171,844
General Dynamics Corp.	8,261	546,217
L-3 Communications Holdings, Inc.	2,377	170,455
Lockheed Martin Corp.	6,713	626,860
Northrop Grumman Corp.	6,095	404,891
Raytheon Co.	8,228	470,313
Rockwell Collins, Inc.	3,616	193,962
United Technologies Corp.	20,870	1,633,912

		5,218,454

Agriculture — 2.0%
Altria Group, Inc.	50,596	1,689,400
Archer-Daniels-Midland Co.	16,545	449,693
Lorillard, Inc.	3,288	382,888
Philip Morris International, Inc.	41,883	3,766,957
Reynolds American, Inc.	8,184	354,695

		6,643,633

Airlines — 0.1%
Southwest Airlines Co.	18,090	158,649

Apparel — 0.5%
Nike, Inc. Class B	9,181	871,369
Ralph Lauren Corp.	1,496	226,240
VF Corp.	2,203	351,070

		1,448,679

Auto Manufacturers — 0.4%
Ford Motor Co.	95,198	938,652
Paccar, Inc.	8,780	351,420

		1,290,072

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	2,826	195,305
The Goodyear Tire & Rubber Co. (a)	5,977	72,859
Johnson Controls, Inc.	16,875	462,375

		730,539

Banks — 4.2%
Bank of America Corp.	268,018	2,366,599
Bank of New York Mellon Corp.	29,471	666,634
BB&T Corp.	17,492	580,035
Capital One Financial Corp.	14,498	826,531
Comerica, Inc.	4,829	149,940
Fifth Third Bancorp	22,825	354,016
First Horizon National Corp.	6,141	59,138

	Number of Shares	Value
Huntington Bancshares, Inc.	21,470	$148,143
KeyCorp	23,291	203,563
M&T Bank Corp.	2,997	285,194
Northern Trust Corp.	5,477	254,215
PNC Financial Services Group, Inc.	13,099	826,547
Regions Financial Corp.	34,703	250,209
State Street Corp.	11,808	495,464
SunTrust Banks, Inc.	13,279	375,397
U.S. Bancorp	47,133	1,616,662
Wells Fargo & Co.	122,156	4,218,047
Zions Bancorp	4,655	96,149

		13,772,483

Beverages — 2.3%
Brown-Forman Corp. Class B	3,803	248,146
The Coca-Cola Co.	96,257	3,651,028
Coca-Cola Enterprises, Inc.	6,910	216,076
Constellation Brands, Inc. Class A (a)	3,656	118,272
Dr. Pepper Snapple Group, Inc.	5,229	232,847
Molson Coors Brewing Co. Class B	3,899	175,650
Monster Beverage Corp. (a)	3,790	205,266
PepsiCo, Inc.	38,642	2,734,694

		7,581,979

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	4,823	551,751
Amgen, Inc.	19,197	1,618,691
Biogen Idec, Inc. (a)	5,862	874,786
Celgene Corp. (a)	10,726	819,467
Life Technologies Corp. (a)	4,447	217,369

		4,082,064

Building Materials — 0.0%
Masco Corp.	8,649	130,167

Chemicals — 2.4%
Air Products & Chemicals, Inc.	5,308	438,972
Airgas, Inc.	1,734	142,708
CF Industries Holdings, Inc.	1,559	346,472
The Dow Chemical Co.	29,821	863,616
E.I. du Pont de Nemours & Co.	23,127	1,162,594
Eastman Chemical Co.	3,814	217,436
Ecolab, Inc.	6,549	424,441
FMC Corp.	3,430	189,953
International Flavors & Fragrances, Inc.	1,966	117,134
LyondellBasell Industries NV Class A	8,436	435,804
Monsanto Co.	13,200	1,201,464
The Mosaic Co.	6,875	396,069
PPG Industries, Inc.	3,832	440,067
Praxair, Inc.	7,448	773,698
The Sherwin-Williams Co.	2,108	313,902
Sigma-Aldrich Corp.	3,017	217,134

		7,681,464

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	5,305	$34,854
CONSOL Energy, Inc.	5,666	170,263
Peabody Energy Corp.	6,806	151,706

		356,823

Commercial Services — 1.8%
Apollo Group, Inc. Class A (a)	2,493	72,422
Automatic Data Processing, Inc.	12,107	710,197
Donnelley (R.R.) & Sons Co.	4,678	49,587
Equifax, Inc.	2,982	138,901
H&R Block, Inc.	6,778	117,463
Iron Mountain, Inc.	3,761	128,288
MasterCard, Inc. Class A	2,669	1,205,000
McKesson Corp.	5,818	500,522
Moody’s Corp.	4,836	213,606
Paychex, Inc.	7,961	265,022
Quanta Services, Inc. (a)	5,380	132,886
Robert Half International, Inc.	3,562	94,856
SAIC, Inc.	6,758	81,366
Total System Services, Inc.	3,866	91,624
Visa, Inc. Class A	12,997	1,745,237
Western Union Co.	15,040	274,029

		5,821,006

Computers — 8.3%
Accenture PLC Class A	15,725	1,101,222
Apple, Inc.	23,307	15,551,829
Cognizant Technology Solutions Corp. Class A (a)	7,413	518,317
Computer Sciences Corp.	3,907	125,844
Dell, Inc.	36,715	362,010
EMC Corp. (a)	52,213	1,423,849
Hewlett-Packard Co.	48,745	831,590
International Business Machines Corp.	26,710	5,540,989
NetApp, Inc. (a)	9,183	301,937
SanDisk Corp. (a)	6,058	263,099
Seagate Technology PLC	8,786	272,366
Teradata Corp. (a)	4,179	315,138
Western Digital Corp.	5,529	214,138

		26,822,328

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	10,505	167,555
Colgate-Palmolive Co.	11,085	1,188,534
The Estee Lauder Cos., Inc. Class A	5,976	367,942
The Procter & Gamble Co.	68,480	4,749,773

		6,473,804

Distribution & Wholesale — 0.3%
Fastenal Co.	6,705	288,248
Fossil, Inc. (a)	1,413	119,681
Genuine Parts Co.	3,871	236,247
W.W. Grainger, Inc.	1,496	311,722

		955,898

	Number of Shares	Value
Diversified Financial — 4.2%
American Express Co.	24,526	$1,394,548
Ameriprise Financial, Inc.	5,196	294,561
BlackRock, Inc.	3,209	572,165
The Charles Schwab Corp.	27,536	352,185
Citigroup, Inc.	72,936	2,386,466
CME Group, Inc.	7,605	435,767
Discover Financial Services	12,813	509,061
E*TRADE Financial Corp. (a)	6,419	56,551
Federated Investors, Inc. Class B	2,205	45,621
Franklin Resources, Inc.	3,413	426,864
The Goldman Sachs Group, Inc.	11,210	1,274,353
IntercontinentalExchange, Inc. (a)	1,800	240,138
Invesco Ltd.	11,129	278,114
JP Morgan Chase & Co.	94,463	3,823,862
Legg Mason, Inc.	3,093	76,335
Morgan Stanley	34,405	575,940
The NASDAQ OMX Group, Inc.	2,940	68,487
NYSE Euronext	5,950	146,668
SLM Corp.	11,383	178,941
T. Rowe Price Group, Inc.	6,313	399,613

		13,536,240

Electric — 3.2%
The AES Corp. (a)	15,124	165,910
Ameren Corp.	6,039	197,294
American Electric Power Co., Inc.	12,142	533,520
CenterPoint Energy, Inc.	10,420	221,946
CMS Energy Corp.	6,515	153,428
Consolidated Edison, Inc.	7,269	435,340
Dominion Resources, Inc.	14,318	757,995
DTE Energy Co.	4,215	252,647
Duke Energy Corp.	17,439	1,130,047
Edison International	8,235	376,257
Entergy Corp.	4,356	301,871
Exelon Corp.	21,281	757,178
FirstEnergy Corp.	10,310	454,671
Integrys Energy Group, Inc.	1,961	102,364
NextEra Energy, Inc.	10,568	743,247
Northeast Utilities	7,732	295,594
NRG Energy, Inc.	5,609	119,977
Pepco Holdings, Inc.	5,535	104,612
PG&E Corp.	10,656	454,692
Pinnacle West Capital Corp.	2,663	140,606
PPL Corp.	14,634	425,118
Public Service Enterprise Group, Inc.	12,492	401,993
SCANA Corp.	3,402	164,215
The Southern Co.	21,815	1,005,453
TECO Energy, Inc.	4,853	86,092
Wisconsin Energy Corp.	5,752	216,678
Xcel Energy, Inc.	11,978	331,910

		10,330,655

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,111	$874,218
Molex, Inc.	3,305	86,855

		961,073

Electronics — 0.4%
Agilent Technologies, Inc.	8,592	330,362
Amphenol Corp. Class A	3,962	233,283
FLIR Systems, Inc.	3,803	75,965
Jabil Circuit, Inc.	4,524	84,689
PerkinElmer, Inc.	2,764	81,455
TE Connectivity Ltd.	10,628	361,458
Waters Corp. (a)	2,217	184,743

		1,351,955

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,470	32,553

Engineering & Construction — 0.1%
Fluor Corp.	4,160	234,125
Jacobs Engineering Group, Inc. (a)	3,141	126,990

		361,115

Entertainment — 0.0%
International Game Technology	6,507	85,177

Environmental Controls — 0.2%
Republic Services, Inc.	7,454	205,060
Stericycle, Inc. (a)	2,101	190,182
Waste Management, Inc.	10,837	347,651

		742,893

Foods — 1.8%
Campbell Soup Co.	4,421	153,939
ConAgra Foods, Inc.	10,282	283,680
Dean Foods Co. (a)	4,462	72,954
General Mills, Inc.	16,016	638,238
H.J. Heinz Co.	7,910	442,565
The Hershey Co.	3,781	268,035
Hormel Foods Corp.	3,466	101,346
The J.M. Smucker Co.	2,667	230,242
Kellogg Co.	6,131	316,727
The Kroger Co.	13,456	316,754
McCormick & Co., Inc.	3,319	205,911
Mondelez International, Inc.	44,107	1,823,824
Safeway, Inc.	5,928	95,382
Sysco Corp.	14,754	461,358
Tyson Foods, Inc. Class A	7,060	113,101
Whole Foods Market, Inc.	4,270	415,898

		5,939,954

Forest Products & Paper — 0.2%
International Paper Co.	10,752	390,513
MeadWestvaco Corp.	4,337	132,712

		523,225

	Number of Shares	Value
Gas — 0.2%
AGL Resources, Inc.	2,947	$120,562
NiSource, Inc.	7,087	180,576
Sempra Energy	5,618	362,305

		663,443

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,396	100,330
Stanley Black & Decker, Inc.	4,223	322,004

		422,334

Health Care – Products — 3.2%
Baxter International, Inc.	13,599	819,476
Becton, Dickinson & Co.	5,006	393,271
Boston Scientific Corp. (a)	35,482	203,667
C.R. Bard, Inc.	1,939	202,916
CareFusion Corp. (a)	5,556	157,735
Covidien PLC	11,933	709,059
Edwards Lifesciences Corp. (a)	2,854	306,434
Intuitive Surgical, Inc. (a)	999	495,134
Johnson & Johnson	68,531	4,722,471
Medtronic, Inc.	25,367	1,093,825
St. Jude Medical, Inc.	7,742	326,170
Stryker Corp.	7,192	400,307
Varian Medical Systems, Inc. (a)	2,746	165,639
Zimmer Holdings, Inc.	4,372	295,635

		10,291,739

Health Care – Services — 1.3%
Aetna, Inc.	8,315	329,274
Cigna Corp.	7,115	335,615
Coventry Health Care, Inc.	3,332	138,911
DaVita, Inc. (a)	2,127	220,378
Humana, Inc.	4,009	281,231
Laboratory Corporation of America Holdings (a)	2,368	218,969
Quest Diagnostics, Inc.	3,884	246,362
Tenet Healthcare Corp. (a)	10,535	66,054
Thermo Fisher Scientific, Inc.	9,048	532,294
UnitedHealth Group, Inc.	25,621	1,419,660
WellPoint, Inc.	8,168	473,826

		4,262,574

Holding Company – Diversified — 0.0%
Leucadia National Corp.	4,867	110,724

Home Builders — 0.1%
D.R. Horton, Inc.	7,070	145,925
Lennar Corp. Class A	4,077	141,757
PulteGroup, Inc. (a)	8,439	130,805

		418,487

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,695	78,241
Whirlpool Corp.	1,904	157,861

		236,102

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.4%
Avery Dennison Corp.	2,634	$83,814
Beam, Inc.	3,897	224,233
The Clorox Co.	3,214	231,569
Kimberly-Clark Corp.	9,820	842,360

		1,381,976

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,118	135,883

Insurance — 3.7%
ACE Ltd.	8,391	634,359
Aflac, Inc.	11,738	562,015
The Allstate Corp.	11,929	472,508
American International Group, Inc. (a)	29,105	954,353
Aon PLC	8,065	421,719
Assurant, Inc.	2,108	78,628
Berkshire Hathaway, Inc. Class B (a)	45,578	4,019,979
The Chubb Corp.	6,666	508,482
Cincinnati Financial Corp.	3,628	137,465
Genworth Financial, Inc. Class A (a)	12,148	63,534
The Hartford Financial Services Group, Inc.	10,988	213,607
Lincoln National Corp.	6,756	163,428
Loews Corp.	7,815	322,447
Marsh & McLennan Cos., Inc.	13,419	455,307
MetLife, Inc.	26,458	911,743
Principal Financial Group, Inc.	6,902	185,940
The Progressive Corp.	13,918	288,659
Prudential Financial, Inc.	11,610	632,861
Torchmark Corp.	2,379	122,162
The Travelers Cos., Inc.	9,614	656,252
Unum Group	6,946	133,502
XL Group PLC	7,756	186,377

		12,125,327

Internet — 3.4%
Akamai Technologies, Inc. (a)	4,460	170,640
Amazon.com, Inc. (a)	8,988	2,285,828
eBay, Inc. (a)	28,834	1,395,854
Expedia, Inc.	2,413	139,568
F5 Networks, Inc. (a)	1,982	207,515
Google, Inc. Class A (a)	6,585	4,968,383
Netflix, Inc. (a)	1,376	74,909
Priceline.com, Inc. (a)	1,246	770,938
Symantec Corp. (a)	17,704	318,672
TripAdvisor, Inc. (a)	2,715	89,405
VeriSign, Inc. (a)	3,880	188,917
Yahoo!, Inc. (a)	25,878	413,401

		11,024,030

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,563	81,760
Cliffs Natural Resources, Inc.	3,555	139,107
Nucor Corp.	7,766	297,127

	Number of Shares	Value
United States Steel Corp.	3,605	$68,747

		586,741

Leisure Time — 0.2%
Carnival Corp.	11,162	406,743
Harley-Davidson, Inc.	5,709	241,891

		648,634

Lodging — 0.3%
Marriott International, Inc. Class A	6,255	244,570
Starwood Hotels & Resorts Worldwide, Inc.	4,874	282,497
Wyndham Worldwide Corp.	3,579	187,826
Wynn Resorts Ltd.	1,950	225,108

		940,001

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	16,251	1,398,236
Ingersoll-Rand PLC	7,138	319,925
Joy Global, Inc.	2,659	149,064

		1,867,225

Machinery – Diversified — 0.7%
Cummins, Inc.	4,408	406,462
Deere & Co.	9,695	799,740
Eaton Corp.	8,314	392,920
Flowserve Corp.	1,278	163,252
Rockwell Automation, Inc.	3,515	244,468
Roper Industries, Inc.	2,409	264,725
Xylem, Inc.	4,482	112,722

		2,384,289

Manufacturing — 3.7%
3M Co.	15,815	1,461,622
Cooper Industries PLC	4,030	302,492
Danaher Corp.	14,532	801,440
Dover Corp.	4,563	271,453
General Electric Co.	262,587	5,963,351
Honeywell International, Inc.	19,439	1,161,480
Illinois Tool Works, Inc.	10,740	638,708
Leggett & Platt, Inc.	3,453	86,498
Pall Corp.	2,871	182,280
Parker Hannifin Corp.	3,753	313,676
Pentair, Inc.	2,456	109,316
Textron, Inc.	6,914	180,939
Tyco International Ltd.	11,466	645,077

		12,118,332

Media — 3.3%
Cablevision Systems Corp. Class A	5,137	81,421
CBS Corp. Class B	14,796	537,539
Comcast Corp. Class A	66,657	2,384,321
DIRECTV (a)	15,607	818,743
Discovery Communications, Inc. Series A (a)	6,146	366,486
Gannett Co., Inc.	5,938	105,400

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The McGraw-Hill Cos., Inc.	6,938	$378,745
News Corp. Class A	50,612	1,241,512
Scripps Networks Interactive Class A	2,118	129,685
Time Warner Cable, Inc.	7,576	720,175
Time Warner, Inc.	23,699	1,074,276
Viacom, Inc. Class B	11,764	630,433
The Walt Disney Co.	44,590	2,331,165
The Washington Post Co. Class B	123	44,653

		10,844,554

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,587	585,901

Mining — 0.6%
Alcoa, Inc.	26,644	235,799
Freeport-McMoRan Copper & Gold, Inc.	23,746	939,867
Newmont Mining Corp.	12,279	687,747
Titanium Metals Corp.	1,884	24,172
Vulcan Materials Co.	3,145	148,758

		2,036,343

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,079	70,192
Xerox Corp.	32,081	235,474

		305,666

Oil & Gas — 9.0%
Anadarko Petroleum Corp.	12,505	874,350
Apache Corp.	9,743	842,477
Cabot Oil & Gas Corp.	5,230	234,827
Chesapeake Energy Corp.	12,914	243,687
Chevron Corp.	48,743	5,681,484
ConocoPhillips	30,225	1,728,265
Denbury Resources, Inc. (a)	9,612	155,330
Devon Energy Corp.	9,370	566,885
Diamond Offshore Drilling, Inc.	1,690	111,219
Ensco PLC Class A	5,713	311,701
EOG Resources, Inc.	6,688	749,390
EQT Corp.	3,750	221,250
Exxon Mobil Corp.	114,783	10,496,905
Helmerich & Payne, Inc.	2,668	127,023
Hess Corp.	7,380	396,454
Marathon Oil Corp.	17,685	522,945
Marathon Petroleum Corp.	8,397	458,392
Murphy Oil Corp.	4,609	247,457
Nabors Industries Ltd. (a)	7,244	101,633
Newfield Exploration Co. (a)	3,330	104,296
Noble Corp. (a)	6,423	229,815
Noble Energy, Inc.	4,392	407,182
Occidental Petroleum Corp.	20,177	1,736,433
Phillips 66	15,637	725,088
Pioneer Natural Resources Co.	3,024	315,706
QEP Resources, Inc.	4,370	138,354
Range Resources Corp.	3,995	279,131

	Number of Shares	Value
Rowan Cos. PLC Class A (a)	3,023	$102,087
Southwestern Energy Co. (a)	8,599	299,073
Sunoco, Inc.	2,666	124,849
Tesoro Corp.	3,385	141,832
Valero Energy Corp.	13,589	430,500
WPX Energy, Inc. (a)	5,046	83,713

		29,189,733

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,843	490,429
Cameron International Corp. (a)	6,063	339,952
FMC Technologies, Inc. (a)	5,958	275,855
Halliburton Co.	23,098	778,172
National Oilwell Varco, Inc.	10,650	853,172
Schlumberger Ltd.	32,965	2,384,358

		5,121,938

Packaging & Containers — 0.1%
Ball Corp.	3,852	162,978
Bemis Co., Inc.	2,592	81,570
Owens-Illinois, Inc. (a)	3,952	74,139
Sealed Air Corp.	4,260	65,860

		384,547

Pharmaceuticals — 5.8%
Abbott Laboratories	39,009	2,674,457
Allergan, Inc.	7,702	705,349
AmerisourceBergen Corp.	6,184	239,383
Bristol-Myers Squibb Co.	41,633	1,405,114
Cardinal Health, Inc.	8,547	333,077
DENTSPLY International, Inc.	3,489	133,070
Eli Lilly & Co.	25,400	1,204,214
Express Scripts Holding Co. (a)	20,167	1,263,866
Forest Laboratories, Inc. (a)	5,815	207,072
Gilead Sciences, Inc. (a)	18,824	1,248,596
Hospira, Inc. (a)	4,119	135,186
Mead Johnson Nutrition Co.	5,135	376,293
Merck & Co., Inc.	75,719	3,414,927
Mylan, Inc. (a)	10,121	246,952
Patterson Cos., Inc.	2,206	75,533
Perrigo Co.	2,187	254,064
Pfizer, Inc.	185,698	4,614,595
Watson Pharmaceuticals, Inc. (a)	3,177	270,553

		18,802,301

Pipelines — 0.6%
Kinder Morgan, Inc.	14,248	506,089
ONEOK, Inc.	5,080	245,415
Spectra Energy Corp.	16,192	475,397
The Williams Cos., Inc.	15,722	549,798

		1,776,699

Real Estate — 0.0%
CBRE Group, Inc. (a)	7,539	138,793

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	9,775	$697,837
Apartment Investment & Management Co. Class A	3,688	95,851
AvalonBay Communities, Inc.	2,418	328,824
Boston Properties, Inc.	3,782	418,327
Equity Residential	7,405	426,010
HCP, Inc.	10,700	475,936
Health Care REIT, Inc.	6,329	365,500
Host Hotels & Resorts, Inc.	17,703	284,133
Kimco Realty Corp.	9,966	202,011
Plum Creek Timber Co., Inc.	3,941	172,773
Prologis, Inc.	11,426	400,253
Public Storage	3,591	499,759
Simon Property Group, Inc.	7,555	1,146,925
Ventas, Inc.	7,363	458,347
Vornado Realty Trust	4,230	342,842
Weyerhaeuser Co.	13,382	349,805

		6,665,133

Retail — 6.3%
Abercrombie & Fitch Co. Class A	2,030	68,858
AutoNation, Inc. (a)	850	37,119
AutoZone, Inc. (a)	928	343,054
Bed Bath & Beyond, Inc. (a)	5,740	361,620
Best Buy Co., Inc.	6,832	117,442
Big Lots, Inc. (a)	1,633	48,304
CarMax, Inc. (a)	5,666	160,348
Chipotle Mexican Grill, Inc. (a)	781	247,999
Coach, Inc.	7,086	396,958
Costco Wholesale Corp.	10,763	1,077,645
CVS Caremark Corp.	31,655	1,532,735
Darden Restaurants, Inc.	3,149	175,557
Dollar Tree, Inc. (a)	5,706	275,457
Family Dollar Stores, Inc.	2,395	158,788
GameStop Corp. Class A	3,181	66,801
The Gap, Inc.	7,402	264,844
The Home Depot, Inc.	37,460	2,261,460
J.C. Penney Co., Inc.	3,582	87,007
Kohl’s Corp.	5,343	273,668
Limited Brands, Inc.	5,925	291,865
Lowe’s Cos., Inc.	28,348	857,243
Macy’s, Inc.	9,930	373,567
McDonald’s Corp.	25,093	2,302,283
Nordstrom, Inc.	3,767	207,863
O’Reilly Automotive, Inc. (a)	2,953	246,930
Ross Stores, Inc.	5,561	359,241
Staples, Inc.	16,926	194,988
Starbucks Corp.	18,932	960,799
Target Corp.	16,335	1,036,782
Tiffany & Co.	2,945	182,237
The TJX Cos., Inc.	18,295	819,433
Urban Outfitters, Inc. (a)	2,703	101,525

	Number of Shares	Value
Wal-Mart Stores, Inc.	41,783	$3,083,585
Walgreen Co.	21,312	776,609
Yum! Brands, Inc.	11,404	756,541

		20,507,155

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,849	94,318
People’s United Financial, Inc.	8,958	108,750

		203,068

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	14,762	49,748
Altera Corp.	7,994	271,676
Analog Devices, Inc.	7,443	291,691
Applied Materials, Inc.	30,739	343,201
Broadcom Corp. Class A (a)	12,797	442,520
Intel Corp.	124,226	2,817,446
KLA-Tencor Corp.	4,131	197,069
Lam Research Corp. (a)	4,554	144,749
Linear Technology Corp.	5,739	182,787
LSI Corp. (a)	14,288	98,730
Microchip Technology, Inc.	4,855	158,953
Micron Technology, Inc. (a)	26,010	155,670
NVIDIA Corp. (a)	15,223	203,075
Teradyne, Inc. (a)	4,446	63,222
Texas Instruments, Inc.	28,219	777,433
Xilinx, Inc.	6,485	216,664

		6,414,634

Software — 3.7%
Adobe Systems, Inc. (a)	12,271	398,317
Autodesk, Inc. (a)	5,664	189,008
BMC Software, Inc. (a)	3,641	151,065
CA, Inc.	8,356	215,292
Cerner Corp. (a)	3,641	281,850
Citrix Systems, Inc. (a)	4,694	359,420
The Dun & Bradstreet Corp.	1,099	87,502
Electronic Arts, Inc. (a)	7,829	99,350
Fidelity National Information Services, Inc.	6,246	195,000
Fiserv, Inc. (a)	3,355	248,371
Intuit, Inc.	6,847	403,151
Microsoft Corp.	187,565	5,585,686
Oracle Corp.	94,657	2,980,749
Red Hat, Inc. (a)	4,785	272,458
Salesforce.com, Inc. (a)	3,179	485,401

		11,952,620

Telecommunications — 5.2%
AT&T, Inc.	143,456	5,408,291
CenturyLink, Inc.	15,407	622,443
Cisco Systems, Inc.	131,504	2,510,411
Corning, Inc.	36,777	483,618
Crown Castle International Corp. (a)	7,327	469,661
Frontier Communications Corp.	25,258	123,764

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harris Corp.	2,755	$141,111
JDS Uniphase Corp. (a)	5,851	72,465
Juniper Networks, Inc. (a)	13,082	223,833
MetroPCS Communications, Inc. (a)	7,879	92,263
Motorola Solutions, Inc.	7,210	364,465
QUALCOMM, Inc.	42,337	2,645,639
Sprint Nextel Corp. (a)	74,115	409,115
Verizon Communications, Inc.	70,848	3,228,543
Windstream Corp.	14,526	146,858

		16,942,480

Textiles — 0.0%
Cintas Corp.	2,759	114,361

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,923	111,571
Mattel, Inc.	8,429	299,061

		410,632

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	3,976	232,795
CSX Corp.	25,767	534,665
Expeditors International of Washington, Inc.	5,194	188,854
FedEx Corp.	7,279	615,949
Norfolk Southern Corp.	8,033	511,140
Ryder System, Inc.	1,289	50,348
Union Pacific Corp.	11,757	1,395,556
United Parcel Service, Inc. Class B	17,888	1,280,244

		4,809,551

TOTAL COMMON STOCK (Cost $238,628,326)		320,316,624

TOTAL EQUITIES (Cost $238,628,326)		320,316,624

TOTAL LONG-TERM INVESTMENTS (Cost $238,628,326)		320,316,624

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$4,565,715	4,565,715

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 0.000% 11/01/12 (c)	315,000	314,960

TOTAL SHORT-TERM INVESTMENTS (Cost $4,880,675)		4,880,675

Value
TOTAL INVESTMENTS — 100.0% (Cost $243,509,001) (d)	$325,197,299

Other Assets/(Liabilities) — 0.0%	60,370

NET ASSETS — 100.0%	$325,257,669

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,565,718. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $4,658,119.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.3%

COMMON STOCK — 93.3%
Aerospace & Defense — 4.0%
The Boeing Co.	75,000	$5,221,501

Automotive & Parts — 5.2%
Delphi Automotive PLC (a)	219,000	6,789,000

Banks — 5.4%
Wells Fargo & Co.	203,500	7,026,855

Building Materials — 2.1%
Fortune Brands Home & Security, Inc. (a)	99,500	2,687,495

Commercial Services — 7.1%
Robert Half International, Inc.	57,000	1,517,910
Visa, Inc. Class A	57,000	7,653,960

		9,171,870

Computers — 3.8%
Diebold, Inc.	145,500	4,904,805

Diversified Financial — 8.7%
Franklin Resources, Inc.	54,000	6,753,780
JP Morgan Chase & Co.	110,000	4,452,800

		11,206,580

Entertainment — 5.1%
Penn National Gaming, Inc. (a)	154,500	6,658,950

Insurance — 3.0%
American International Group, Inc. (a)	120,000	3,934,800

Leisure Time — 4.9%
Carnival Corp.	174,000	6,340,560

Lodging — 5.2%
Starwood Hotels & Resorts Worldwide, Inc.	117,000	6,781,320

Manufacturing — 4.4%
Illinois Tool Works, Inc.	95,000	5,649,650

Oil & Gas — 3.1%
Apache Corp.	47,000	4,064,090

Oil & Gas Services — 7.2%
Dresser-Rand Group, Inc. (a)	85,000	4,684,350
National Oilwell Varco, Inc.	57,500	4,606,325

		9,290,675

Retail — 12.7%
Cabela’s, Inc. (a)	55,500	3,034,740
CarMax, Inc. (a)	222,000	6,282,600
Tiffany & Co.	115,000	7,116,200

		16,433,540

	Number of Shares	Value
Semiconductors — 11.4%
Applied Materials, Inc.	571,500	$6,380,797
Intel Corp.	367,500	8,334,900

		14,715,697

TOTAL COMMON STOCK (Cost $108,146,663)		120,877,388

TOTAL EQUITIES (Cost $108,146,663)		120,877,388

TOTAL LONG-TERM INVESTMENTS (Cost $108,146,663)		120,877,388

	Principal Amount
SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreement — 6.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$8,668,430	8,668,430

TOTAL SHORT-TERM INVESTMENTS (Cost $8,668,430)		8,668,430

TOTAL INVESTMENTS — 100.0% (Cost $116,815,093) (c)		129,545,818

Other Assets/(Liabilities) — 0.0%		13,607

NET ASSETS — 100.0%		$129,559,425

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $8,668,437. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $8,843,309.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 94.5%
Aerospace & Defense — 1.8%
BAE Systems PLC	698,450	$3,676,903
Embraer SA Sponsored ADR (Brazil)	95,420	2,540,080

		6,216,983

Airlines — 0.5%
Deutsche Lufthansa AG	124,530	1,691,502

Auto Manufacturers — 2.2%
Nissan Motor Co. Ltd. (a)	412,870	3,515,156
Toyota Motor Corp. Sponsored ADR (Japan) (a)	55,520	4,358,875

		7,874,031

Automotive & Parts — 1.3%
Cie Generale des Etablissements Michelin Class B	59,760	4,698,063

Banks — 11.0%
BNP Paribas	142,180	6,795,554
Credit Agricole SA (b)	207,090	1,438,148
DBS Group Holdings, Ltd.	573,479	6,698,206
HSBC Holdings PLC	668,000	6,254,721
ICICI Bank Ltd. Sponsored ADR (India)	84,850	3,405,879
Intesa Sanpaolo	862,040	1,318,366
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,670	2,846,844
Lloyds Banking Group PLC (b)	9,679,010	6,098,490
Nordea Bank AB	116,605	1,153,612
UniCredit SpA (b)	732,334	3,061,225

		39,071,045

Building Materials — 2.1%
CRH PLC	217,262	4,187,154
HeidelbergCement AG	64,330	3,377,432

		7,564,586

Chemicals — 2.1%
Akzo Nobel NV	99,020	5,608,915
Lonza Group AG Registered (b)	36,480	1,911,416

		7,520,331

Commercial Services — 2.5%
Adecco SA (b)	37,100	1,771,004
G4S PLC	750,040	3,223,736
Randstad Holding NV	102,493	3,415,871
Rentokil Initial PLC	428,422	563,893

		8,974,504

Computers — 0.5%
Compal Electronics, Inc.	2,144,605	1,928,357

Distribution & Wholesale — 1.2%
ITOCHU Corp. (a)	403,800	4,090,355

	Number of Shares	Value
Diversified Financial — 2.1%
Credit Suisse Group	238,580	$5,073,981
UBS AG (b)	182,700	2,229,770

		7,303,751

Electric — 1.3%
E.ON AG	119,450	2,838,733
Iberdrola SA	404,797	1,841,593

		4,680,326

Electronics — 1.6%
Flextronics International Ltd. (b)	315,340	1,892,040
Koninklijke Philips Electronics NV	167,890	3,925,700

		5,817,740

Food Services — 0.5%
Compass Group PLC	153,126	1,693,563

Foods — 2.7%
Nestle SA	28,200	1,778,888
Tesco PLC	964,140	5,173,219
Unilever PLC	71,207	2,593,505

		9,545,612

Gas — 0.5%
Gaz De France (a)	75,588	1,693,952

Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	224,291	2,161,892

Insurance — 8.8%
ACE Ltd.	59,484	4,496,991
AIA Group Ltd.	1,336,400	4,935,431
Aviva PLC	656,425	3,391,969
AXA SA	211,767	3,164,417
ING Groep NV (b)	542,240	4,310,510
Muenchener Rueckversicherungs AG	35,310	5,517,359
Swiss Re AG (b)	83,710	5,386,553

		31,203,230

Internet — 1.3%
Trend Micro, Inc. (a)	168,900	4,714,627

Iron & Steel — 1.4%
Citic Pacific Ltd.	1,294,320	1,542,406
POSCO ADR (Republic of Korea)	41,461	3,380,730

		4,923,136

Machinery – Diversified — 0.3%
Alstom SA	30,530	1,074,554

Manufacturing — 2.4%
Konica Minolta Holdings, Inc. (a)	239,500	1,839,504
Nikon Corp.	31,900	877,007
Siemens AG	56,536	5,645,790

		8,362,301

Media — 1.8%
Reed Elsevier NV	277,543	3,717,090

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vivendi SA	141,262	$2,762,006

		6,479,096

Oil & Gas — 10.5%
BP PLC	468,264	3,305,101
ENI SpA	236,535	5,189,827
Petroleo Brasileiro SA Sponsored ADR (Brazil)	169,970	3,751,238
Repsol YPF SA	96,399	1,876,278
Royal Dutch Shell PLC Class A	2,447	84,747
Royal Dutch Shell PLC Class B	188,304	6,697,650
Sasol Ltd. Sponsored ADR (South Africa)	33,100	1,475,598
StatoilHydro ASA	229,020	5,924,196
Talisman Energy, Inc.	294,400	3,934,916
Total SA	100,112	4,979,459

		37,219,010

Oil & Gas Services — 0.5%
SBM Offshore NV (b)	116,456	1,666,198

Packaging & Containers — 0.8%
Rexam PLC	406,640	2,863,172

Pharmaceuticals — 10.2%
Bayer AG	73,960	6,363,661
GlaxoSmithKline PLC	274,884	6,340,966
Merck KGaA	35,150	4,338,310
Novartis AG	73,150	4,477,248
Roche Holding AG	33,520	6,261,718
Sanofi	101,218	8,646,975

		36,428,878

Real Estate — 0.9%
Cheung Kong Holdings	221,215	3,229,712

Retail — 2.4%
Kingfisher PLC	964,114	4,119,735
Marks & Spencer Group PLC	750,330	4,329,135

		8,448,870

Semiconductors — 4.3%
Infineon Technologies AG	526,057	3,338,017
Samsung Electronics Co., Ltd.	7,329	8,823,618
Taiwan Semiconductor Manufacturing Co. Ltd.	1,060,275	3,230,797

		15,392,432

Software — 1.5%
SAP AG Sponsored ADR (Germany)	40,100	2,860,333
Software AG	70,880	2,554,291

		5,414,624

	Number of Shares	Value
Telecommunications — 11.6%
China Mobile Ltd.	291,000	$3,226,699
China Telecom Corp. Ltd. Class H	9,921,643	5,742,964
France Telecom SA	198,787	2,403,166
Mobile TeleSystems Sponsored ADR (Russia)	114,225	2,001,222
Singapore Telecommunications Ltd.	239,000	621,952
Singapore Telecommunications Ltd.	1,849,000	4,813,465
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden) (a)	342,210	3,124,377
Telefonica SA Sponsored ADR (Spain) (a)	282,075	3,745,956
Telekom Austria AG	132,281	935,871
Telenor ASA	399,566	7,798,982
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	6,850,854

		41,265,508

Toys, Games & Hobbies — 0.4%
Nintendo Co. Ltd.	12,000	1,508,957

Transportation — 0.9%
Deutsche Post AG	172,271	3,367,993

TOTAL COMMON STOCK (Cost $362,182,003)		336,088,891

PREFERRED STOCK — 0.9%
Mining — 0.9%
Vale SA Sponsored ADR (Brazil) 3.420%	191,752	3,328,814

TOTAL PREFERRED STOCK (Cost $2,736,273)		3,328,814

TOTAL EQUITIES (Cost $364,918,276)		339,417,705

MUTUAL FUNDS — 5.0%
Diversified Financial — 5.0%
State Street Navigator Securities Lending Prime Portfolio (c)	17,693,050	17,693,050

TOTAL MUTUAL FUNDS (Cost $17,693,050)		17,693,050

TOTAL LONG-TERM INVESTMENTS (Cost $382,611,326)		357,110,755

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$13,434,671	$13,434,671

TOTAL SHORT-TERM INVESTMENTS (Cost $13,434,671)		13,434,671

TOTAL INVESTMENTS — 104.2% (Cost $396,045,997) (e)		370,545,426

Other Assets/(Liabilities) — (4.2)%		(15,076,843)

NET ASSETS — 100.0%		$355,468,583

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $16,823,984. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,434,682. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $13,703,949.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 1.0%
Omnicom Group, Inc.	34,544	$1,781,089

Aerospace & Defense — 1.1%
The Boeing Co.	28,618	1,992,385

Agriculture — 2.7%
Philip Morris International, Inc.	54,134	4,868,812

Banks — 0.7%
Bank of America Corp.	142,025	1,254,081

Beverages — 3.0%
The Coca-Cola Co.	134,235	5,091,534
Green Mountain Coffee Roasters, Inc. (a)	14,120	335,350

		5,426,884

Biotechnology — 5.6%
Amgen, Inc.	50,705	4,275,446
Biogen Idec, Inc. (a)	19,516	2,912,373
Celgene Corp. (a)	34,051	2,601,496
Life Technologies Corp. (a)	11,032	539,244

		10,328,559

Chemicals — 3.0%
CF Industries Holdings, Inc.	11,566	2,570,428
Monsanto Co.	21,370	1,945,098
The Sherwin-Williams Co.	7,118	1,059,941

		5,575,467

Commercial Services — 1.0%
ITT Educational Services, Inc. (a)	8,704	280,530
Visa, Inc. Class A	11,914	1,599,812

		1,880,342

Computers — 15.2%
Apple, Inc.	25,637	17,106,545
EMC Corp. (a)	125,716	3,428,275
International Business Machines Corp.	25,204	5,228,570
NetApp, Inc. (a)	43,542	1,431,661
Riverbed Technology, Inc. (a)	31,738	738,543

		27,933,594

Diversified Financial — 1.1%
American Express Co.	36,213	2,059,071

Electronics — 0.0%
Waters Corp. (a)	122	10,166

Health Care – Products — 2.5%
Bruker Corp. (a)	40,858	534,831
Edwards Lifesciences Corp. (a)	13,023	1,398,279
Hologic, Inc. (a)	56,825	1,150,138
Intuitive Surgical, Inc. (a)	544	269,623

	Number of Shares	Value
Zimmer Holdings, Inc.	16,696	$1,128,984

		4,481,855

Health Care – Services — 2.4%
Aetna, Inc.	29,470	1,167,012
UnitedHealth Group, Inc.	59,226	3,281,713

		4,448,725

Internet — 9.7%
Amazon.com, Inc. (a)	10,432	2,653,066
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,833	214,131
Check Point Software Technologies Ltd. (a)	27,734	1,335,669
eBay, Inc. (a)	58,937	2,853,140
F5 Networks, Inc. (a)	10,414	1,090,346
Google, Inc. Class A (a)	8,045	6,069,953
IAC/InterActiveCorp	46,673	2,429,796
Priceline.com, Inc. (a)	1,431	885,403
Symantec Corp. (a)	9,249	166,482

		17,697,986

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	10,560	908,582

Manufacturing — 3.7%
Dover Corp.	9,104	541,597
General Electric Co.	71,613	1,626,331
Honeywell International, Inc.	32,196	1,923,711
Parker Hannifin Corp.	15,768	1,317,889
Tyco International Ltd.	25,834	1,453,421

		6,862,949

Media — 2.9%
Comcast Corp. Class A	76,487	2,735,940
News Corp. Class A	61,541	1,509,600
Sirius XM Radio, Inc. (a)	414,903	1,078,748

		5,324,288

Mining — 0.1%
Allied Nevada Gold Corp. (a)	4,759	185,886

Oil & Gas — 4.2%
Diamond Offshore Drilling, Inc.	26,244	1,727,117
Exxon Mobil Corp.	41,218	3,769,386
Occidental Petroleum Corp.	8,896	765,590
Valero Energy Corp.	44,963	1,424,428

		7,686,521

Oil & Gas Services — 3.3%
Core Laboratories NV	7,595	922,641
National Oilwell Varco, Inc.	29,104	2,331,522
Oceaneering International, Inc.	29,345	1,621,311
Transocean Ltd.	24,497	1,099,670

		5,975,144

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 3.6%
Abbott Laboratories	39,459	$2,705,309
Gilead Sciences, Inc. (a)	39,114	2,594,432
Merck & Co., Inc.	29,014	1,308,531

		6,608,272

Retail — 11.9%
Bed Bath & Beyond, Inc. (a)	18,052	1,137,276
The Buckle, Inc.	19,963	906,919
Coach, Inc.	12,499	700,194
Costco Wholesale Corp.	21,992	2,201,949
CVS Caremark Corp.	36,801	1,781,904
Dollar Tree, Inc. (a)	22,644	1,093,139
The Home Depot, Inc.	28,087	1,695,612
Lowe’s Cos., Inc.	58,028	1,754,767
Lululemon Athletica, Inc. (a)	13,777	1,018,671
O’Reilly Automotive, Inc. (a)	11,896	994,744
PetSmart, Inc.	28,279	1,950,686
Ross Stores, Inc.	14,901	962,605
The TJX Cos., Inc.	29,221	1,308,809
Wal-Mart Stores, Inc.	53,568	3,953,318
Yum! Brands, Inc.	5,698	378,005

		21,838,598

Semiconductors — 3.0%
Altera Corp.	55,282	1,878,759
Emulex Corp. (a)	45,120	325,315
KLA-Tencor Corp.	17,916	854,683
QLogic Corp. (a)	63,855	729,224
Xilinx, Inc.	50,134	1,674,977

		5,462,958

Software — 8.7%
Autodesk, Inc. (a)	11,672	389,495
BMC Software, Inc. (a)	15,249	632,681
Citrix Systems, Inc. (a)	10,521	805,593
Microsoft Corp.	262,655	7,821,866
NetSuite, Inc. (a)	7,921	505,360
Oracle Corp.	131,646	4,145,532
Red Hat, Inc. (a)	29,318	1,669,367

		15,969,894

Telecommunications — 8.9%
Cisco Systems, Inc.	459,481	8,771,492
QUALCOMM, Inc.	54,709	3,418,766
Verizon Communications, Inc.	90,372	4,118,252

		16,308,510

TOTAL COMMON STOCK (Cost $160,630,381)		182,870,618

TOTAL EQUITIES (Cost $160,630,381)		182,870,618

TOTAL LONG-TERM INVESTMENTS (Cost $160,630,381)		182,870,618

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$428,881	$428,881

TOTAL SHORT-TERM INVESTMENTS (Cost $428,881)		428,881

TOTAL INVESTMENTS — 100.0% (Cost $161,059,262) (c)		183,299,499

Other Assets/(Liabilities) — (0.0)%		(73,358)

NET ASSETS — 100.0%		$183,226,141

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $428,882. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $437,972.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Aerospace & Defense — 1.4%
The Boeing Co.	23,560	$1,640,247
United Technologies Corp.	11,600	908,164

		2,548,411

Agriculture — 1.6%
Philip Morris International, Inc.	31,540	2,836,708

Auto Manufacturers — 0.9%
General Motors Co. (a)	25,260	574,665
Paccar, Inc.	27,770	1,111,494

		1,686,159

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	68,440	834,284

Banks — 6.8%
BB&T Corp.	74,100	2,457,156
PNC Financial Services Group, Inc.	54,990	3,469,869
Wells Fargo & Co.	185,590	6,408,423

		12,335,448

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	24,050	2,066,135
PepsiCo, Inc.	28,340	2,005,622

		4,071,757

Biotechnology — 1.2%
Amgen, Inc.	25,870	2,181,358

Chemicals — 3.1%
The Dow Chemical Co.	57,450	1,663,752
E.I. du Pont de Nemours & Co.	31,630	1,590,040
The Mosaic Co.	39,550	2,278,476

		5,532,268

Computers — 0.4%
Hewlett-Packard Co.	40,070	683,594

Diversified Financial — 7.8%
Ameriprise Financial, Inc.	6,500	368,485
BlackRock, Inc.	12,970	2,312,551
Citigroup, Inc.	58,900	1,927,208
Credit Suisse Group Sponsored ADR (Switzerland)	37,480	792,702
The Goldman Sachs Group, Inc.	19,470	2,213,350
JP Morgan Chase & Co.	161,280	6,528,614

		14,142,910

Electric — 3.0%
Edison International	34,790	1,589,555
Entergy Corp.	18,190	1,260,567
NextEra Energy, Inc.	13,940	980,400

	Number of Shares	Value
Northeast Utilities	42,760	$1,634,715

		5,465,237

Foods — 1.9%
General Mills, Inc.	33,920	1,351,712
Mondelez International, Inc.	50,810	2,100,994

		3,452,706

Forest Products & Paper — 0.9%
International Paper Co.	45,500	1,652,560

Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	30,260	2,307,325

Health Care – Products — 4.6%
Baxter International, Inc.	34,260	2,064,508
Covidien PLC	40,120	2,383,930
Johnson & Johnson	31,710	2,185,136
St. Jude Medical, Inc.	41,100	1,731,543

		8,365,117

Health Care – Services — 2.2%
HCA Holdings, Inc.	39,985	1,329,501
UnitedHealth Group, Inc.	47,610	2,638,070

		3,967,571

Housewares — 0.8%
Newell Rubbermaid, Inc.	73,600	1,405,024

Insurance — 7.5%
ACE Ltd.	52,640	3,979,584
American International Group, Inc. (a)	26,900	882,051
The Chubb Corp.	28,440	2,169,403
Marsh & McLennan Cos., Inc.	87,290	2,961,750
Principal Financial Group, Inc.	43,940	1,183,743
Swiss Re AG (a)	22,921	1,474,916
Unum Group	49,240	946,393

		13,597,840

Iron & Steel — 1.1%
Nucor Corp.	26,220	1,003,177
Steel Dynamics, Inc.	93,050	1,044,952

		2,048,129

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	44,170	1,979,699

Machinery – Diversified — 1.0%
Eaton Corp.	38,100	1,800,606

Manufacturing — 5.9%
3M Co.	19,750	1,825,295
General Electric Co.	203,780	4,627,844
Illinois Tool Works, Inc.	32,980	1,961,321
Tyco International Ltd.	38,990	2,193,577

		10,608,037

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 3.6%
CBS Corp. Class B	30,930	$1,123,687
Comcast Corp. Class A	101,840	3,642,817
Thomson Reuters Corp.	61,300	1,769,118

		6,535,622

Oil & Gas — 12.6%
Anadarko Petroleum Corp.	24,400	1,706,048
Chevron Corp.	58,050	6,766,308
EOG Resources, Inc.	9,160	1,026,378
Exxon Mobil Corp.	48,800	4,462,760
Marathon Oil Corp.	43,940	1,299,306
Noble Corp. (a)	37,500	1,341,750
Occidental Petroleum Corp.	35,470	3,052,548
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	23,210	1,654,873
Southwestern Energy Co. (a)	41,250	1,434,675

		22,744,646

Oil & Gas Services — 0.9%
Halliburton Co.	51,300	1,728,297

Pharmaceuticals — 6.7%
Merck & Co., Inc.	104,490	4,712,499
Pfizer, Inc.	142,110	3,531,433
Roche Holding AG	11,793	2,202,997
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	41,520	1,719,343

		12,166,272

Retail — 6.6%
AutoZone, Inc. (a)	2,800	1,035,076
CVS Caremark Corp.	54,020	2,615,648
The Home Depot, Inc.	40,400	2,438,948
Kohl’s Corp.	45,220	2,316,168
Lowe’s Cos., Inc.	66,000	1,995,840
Nordstrom, Inc.	28,970	1,598,565

		12,000,245

Semiconductors — 4.1%
Analog Devices, Inc.	44,940	1,761,199
Intel Corp.	112,870	2,559,892
Maxim Integrated Products, Inc.	46,260	1,231,441
Xilinx, Inc.	56,550	1,889,335

		7,441,867

Software — 1.4%
Microsoft Corp.	82,760	2,464,593

Telecommunications — 5.0%
AT&T, Inc.	122,390	4,614,103
Cisco Systems, Inc.	230,930	4,408,454

		9,022,557

	Number of Shares	Value
Toys, Games & Hobbies — 0.7%
Mattel, Inc.	37,990	$1,347,885

TOTAL COMMON STOCK (Cost $156,179,930)		178,954,732

TOTAL EQUITIES (Cost $156,179,930)		178,954,732

TOTAL LONG-TERM INVESTMENTS (Cost $156,179,930)		178,954,732

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$1,791,885	1,791,885

TOTAL SHORT-TERM INVESTMENTS (Cost $1,791,885)		1,791,885

TOTAL INVESTMENTS — 99.8% (Cost $157,971,815) (c)		180,746,617

Other Assets/(Liabilities) — 0.2%		274,256

NET ASSETS — 100.0%		$181,020,873

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,791,887. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,831,096.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Advertising — 1.4%
Omnicom Group, Inc.	38,240	$1,971,654

Aerospace & Defense — 1.7%
United Technologies Corp.	30,190	2,363,575

Apparel — 0.8%
Burberry Group PLC	34,397	558,518
Nike, Inc. Class B	6,270	595,085

		1,153,603

Automotive & Parts — 0.7%
Delphi Automotive PLC (a)	32,830	1,017,730

Banks — 7.9%
Banco Santander SA ADS (Brazil)	69,740	513,984
Bank of New York Mellon Corp.	88,060	1,991,917
Credicorp Ltd.	3,640	456,019
Erste Group Bank AG (a)	27,406	614,283
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (a)	9,320	127,684
ICICI Bank Ltd. Sponsored ADR (India)	21,640	868,630
Itau Unibanco Holding SA Sponsored ADR (Brazil)	46,050	703,644
Julius Baer Group Ltd. (a)	28,530	994,884
Komercni Banka AS	3,719	742,126
Standard Chartered PLC	86,476	1,958,829
State Street Corp.	53,640	2,250,734

		11,222,734

Beverages — 8.1%
Carlsberg A/S Class B	12,609	1,118,053
Diageo PLC	131,619	3,705,928
Dr. Pepper Snapple Group, Inc.	23,570	1,049,572
Heineken NV	64,664	3,861,876
Pernod-Ricard SA	16,210	1,821,613

		11,557,042

Chemicals — 8.8%
Air Liquide	8,128	1,009,589
Akzo Nobel NV	35,604	2,016,762
Brenntag AG	5,097	653,308
International Flavors & Fragrances, Inc.	20,690	1,232,710
Linde AG	25,958	4,475,361
Praxair, Inc.	14,160	1,470,941
The Sherwin-Williams Co.	3,300	491,403
Shin-Etsu Chemical Co. Ltd. (b)	21,900	1,231,100

		12,581,174

	Number of Shares	Value
Commercial Services — 2.5%
Adecco SA (a)	17,770	$848,268
Visa, Inc. Class A	20,470	2,748,712

		3,596,980

Computers — 2.1%
Accenture PLC Class A	42,260	2,959,468

Cosmetics & Personal Care — 2.3%
Beiersdorf AG	7,295	535,838
Colgate-Palmolive Co.	19,190	2,057,552
The Procter & Gamble Co.	10,050	697,068

		3,290,458

Diversified Financial — 3.7%
Aeon Credit Service Co. Ltd. (b)	25,500	548,603
American Express Co.	25,270	1,436,852
Deutsche Boerse AG	14,665	812,153
The Goldman Sachs Group, Inc.	12,040	1,368,707
UBS AG (a)	87,698	1,070,314

		5,236,629

Electric — 0.3%
Red Electrica Corp. SA	9,116	432,964

Electrical Components & Equipment — 2.6%
Legrand SA	49,016	1,852,663
Schneider Electric SA	30,479	1,810,313

		3,662,976

Electronics — 2.7%
Amphenol Corp. Class A	22,030	1,297,127
Hoya Corp. (b)	50,200	1,102,575
Waters Corp. (a)	17,870	1,489,107

		3,888,809

Entertainment — 0.6%
William Hill PLC	169,021	866,257

Food Services — 1.2%
Compass Group PLC	151,600	1,676,686

Foods — 5.7%
Danone SA	37,817	2,331,971
The J.M. Smucker Co.	7,350	634,525
Nestle SA	68,531	4,323,014
Tesco PLC	140,470	753,710

		8,043,220

Forest Products & Paper — 1.2%
Svenska Cellulosa AB Class B	90,409	1,682,662

Health Care – Products — 4.3%
Johnson & Johnson	14,360	989,548
Medtronic, Inc.	41,710	1,798,535
Sonova Holding AG (a)	7,934	802,791
St. Jude Medical, Inc.	59,940	2,525,272

		6,116,146

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 1.9%
Thermo Fisher Scientific, Inc.	45,340	$2,667,352

Holding Company – Diversified — 1.7%
LVMH Moet Hennessy Louis Vuitton SA	16,002	2,413,151

Household Products — 2.4%
Reckitt Benckiser Group PLC	59,547	3,430,860

Insurance — 0.7%
Swiss Re AG (a)	16,210	1,043,078

Internet — 0.4%
Check Point Software Technologies Ltd. (a)	12,020	578,883

Leisure Time — 0.2%
Harley-Davidson, Inc.	6,090	258,033

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	4,330	301,151

Manufacturing — 3.9%
3M Co.	27,280	2,521,218
Honeywell International, Inc.	46,390	2,771,803
Smiths Group PLC	16,708	280,207

		5,573,228

Media — 4.8%
Viacom, Inc. Class B	12,260	657,014
The Walt Disney Co.	80,040	4,184,491
WPP PLC	140,441	1,912,210

		6,753,715

Office Equipment/Supplies — 0.8%
Canon, Inc. (b)	33,800	1,081,694

Oil & Gas — 0.7%
Inpex Corp. (b)	176	1,042,568

Oil & Gas Services — 2.1%
National Oilwell Varco, Inc.	17,470	1,399,522
Schlumberger Ltd.	21,000	1,518,930

		2,918,452

Pharmaceuticals — 4.8%
Bayer AG	33,339	2,868,552
DENTSPLY International, Inc.	29,030	1,107,204
Merck KGaA	14,880	1,836,531
Roche Holding AG	5,685	1,061,989

		6,874,276

Retail — 5.6%
Cie Financiere Richemont SA	26,038	1,561,181
Hennes & Mauritz AB Class B	15,050	524,113
Lawson, Inc. (b)	6,400	491,783
McDonald’s Corp.	7,760	711,980
Sally Beauty Holdings, Inc. (a)	31,890	800,120
Target Corp.	23,860	1,514,394
Urban Outfitters, Inc. (a)	18,340	688,850

	Number of Shares	Value
Walgreen Co.	46,140	$1,681,342

		7,973,763

Semiconductors — 2.1%
Altera Corp.	18,620	632,801
Microchip Technology, Inc.	29,080	952,079
Samsung Electronics Co., Ltd.	1,186	1,427,863

		3,012,743

Software — 3.2%
Autodesk, Inc. (a)	29,590	987,418
Dassault Systemes SA	6,391	673,259
Oracle Corp.	92,200	2,903,378

		4,564,055

Telecommunications — 0.9%
Cisco Systems, Inc.	65,350	1,247,531

Transportation — 3.5%
Canadian National Railway Co.	28,510	2,515,437
Kuehne & Nagel International AG	2,880	325,882
United Parcel Service, Inc. Class B	30,040	2,149,963

		4,991,282

TOTAL COMMON STOCK (Cost $111,083,359)		140,046,582

TOTAL EQUITIES (Cost $111,083,359)		140,046,582

MUTUAL FUNDS — 3.8%
Diversified Financial — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	5,488,059	5,488,059

TOTAL MUTUAL FUNDS (Cost $5,488,059)		5,488,059

TOTAL LONG-TERM INVESTMENTS (Cost $116,571,418)		145,534,641

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$1,672,351	1,672,351

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	9,250	9,250

TOTAL SHORT-TERM INVESTMENTS (Cost $1,681,601)		1,681,601

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 103.5% (Cost $118,253,019) (e)	$147,216,242

Other Assets/(Liabilities) — (3.5)%	(5,044,709)

NET ASSETS — 100.0%	$142,171,533

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $5,224,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,672,352. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,709,955.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,401,932	$114,350,291
MML Equity Fund, Initial Class (a)	1,189,248	24,584,207
MML Equity Income Fund, Initial Class (a)	8,624,356	89,434,575
MML Focused Equity Fund, Class II (a)	5,579,529	64,499,356
MML Foreign Fund, Initial Class (a)	6,051,208	53,190,116
MML Fundamental Growth Fund, Class II (a) (b)	7,145,006	82,810,622
MML Fundamental Value Fund, Class II (a)	6,167,730	75,863,082
MML Global Fund, Class I (a)	5,298,366	49,062,866
MML High Yield Fund, Class II (a)	3,135,637	34,115,729
MML Income & Growth Fund, Initial Class (a)	4,371,320	41,352,692
MML Inflation-Protected and Income Fund, Initial Class (a)	1,712,717	20,415,588
MML Large Cap Growth Fund, Initial Class (a)	6,807,260	79,440,722
MML Managed Bond Fund, Initial Class (a)	11,223,562	149,303,178
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,866,463	74,797,406
MML Mid Cap Value Fund, Initial Class (a)	7,032,219	75,455,711
MML PIMCO Total Return Fund, Class II (a)	6,778,885	72,805,230
MML Short-Duration Bond Fund, Class II (a)	3,268,770	33,178,013
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,727,050	44,597,359
MML Small Company Value Fund, Class II (a)	2,832,497	51,041,594
MML Strategic Emerging Markets Fund, Class II (a)	2,683,092	27,528,527
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,514,115	45,907,967
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	7,618,194	42,128,612
Oppenheimer International Growth Fund, Non-Service Shares (a)	18,146,231	35,203,688

		1,381,067,131

Value
TOTAL MUTUAL FUNDS (Cost $1,174,787,827)	$1,381,067,131

TOTAL LONG-TERM INVESTMENTS (Cost $1,174,787,827)	1,381,067,131

TOTAL INVESTMENTS — 100.1% (Cost $1,174,787,827) (c)	1,381,067,131

Other Assets/(Liabilities) — (0.1)%	(787,603)

NET ASSETS — 100.0%	$1,380,279,528

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Aerospace & Defense — 1.6%
United Technologies Corp.	27,782	$2,175,053

Agriculture — 2.0%
Philip Morris International, Inc.	29,923	2,691,275

Apparel — 1.5%
Nike, Inc. Class B	9,653	916,166
VF Corp.	7,000	1,115,520

		2,031,686

Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG	8,392	615,225

Automotive & Parts — 0.4%
Delphi Automotive PLC (a)	17,200	533,200

Banks — 3.5%
Bank of America Corp.	113,043	998,170
Bank of New York Mellon Corp.	27,076	612,459
State Street Corp.	16,242	681,514
Wells Fargo & Co.	67,580	2,333,538

		4,625,681

Beverages — 2.0%
Diageo PLC	42,810	1,205,379
Heineken NV	24,811	1,481,767

		2,687,146

Biotechnology — 0.7%
Celgene Corp. (a)	12,900	985,560

Chemicals — 3.0%
Celanese Corp. Series A	21,330	808,620
Linde AG	7,525	1,297,369
Praxair, Inc.	10,817	1,123,670
The Sherwin-Williams Co.	5,087	757,505

		3,987,164

Commercial Services — 2.7%
MasterCard, Inc. Class A	3,432	1,549,479
Visa, Inc. Class A	15,100	2,027,628

		3,577,107

Computers — 7.4%
Accenture PLC Class A	14,890	1,042,747
Apple, Inc.	9,367	6,250,224
EMC Corp. (a)	91,849	2,504,722

		9,797,693

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	12,834	1,376,061
The Procter & Gamble Co.	33,968	2,356,021

		3,732,082

	Number of Shares	Value
Diversified Financial — 8.2%
American Express Co.	35,948	$2,044,003
BlackRock, Inc.	10,903	1,944,005
Franklin Resources, Inc.	12,393	1,549,992
The Goldman Sachs Group, Inc.	18,439	2,096,146
JP Morgan Chase & Co.	79,062	3,200,430

		10,834,576

Electric — 3.1%
Alliant Energy Corp.	20,630	895,136
American Electric Power Co., Inc.	30,903	1,357,878
CMS Energy Corp.	37,480	882,654
Wisconsin Energy Corp.	25,530	961,715

		4,097,383

Engineering & Construction — 0.8%
Fluor Corp.	19,230	1,082,264

Foods — 2.3%
Danone SA	29,123	1,795,859
General Mills, Inc.	29,678	1,182,668

		2,978,527

Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	16,460	1,255,075

Health Care – Products — 6.7%
Baxter International, Inc.	14,967	901,911
Covidien PLC	38,280	2,274,598
Johnson & Johnson	33,898	2,335,911
Medtronic, Inc.	29,408	1,268,073
St. Jude Medical, Inc.	48,508	2,043,642

		8,824,135

Health Care – Services — 1.4%
Thermo Fisher Scientific, Inc.	30,410	1,789,020

Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	7,547	1,138,111

Household Products — 1.0%
Reckitt Benckiser Group PLC	22,239	1,281,322

Insurance — 1.6%
ACE Ltd.	28,450	2,150,820

Internet — 3.9%
Check Point Software Technologies Ltd. (a)	23,070	1,111,051
Facebook, Inc. Class A (a)	8,990	194,634
Google, Inc. Class A (a)	4,435	3,346,208
VeriSign, Inc. (a)	9,692	471,903

		5,123,796

Manufacturing — 5.3%
3M Co.	17,473	1,614,855
Danaher Corp.	60,122	3,315,728

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	33,890	$2,024,927

		6,955,510

Media — 4.4%
Comcast Corp. Class A	50,280	1,798,516
Viacom, Inc. Class B	17,270	925,499
The Walt Disney Co.	58,997	3,084,363

		5,808,378

Metal Fabricate & Hardware — 1.2%
Precision Castparts Corp.	9,650	1,576,231

Oil & Gas — 7.1%
Chevron Corp.	20,281	2,363,953
EOG Resources, Inc.	16,000	1,792,800
Exxon Mobil Corp.	36,999	3,383,559
Occidental Petroleum Corp.	21,931	1,887,382

		9,427,694

Oil & Gas Services — 3.4%
Cameron International Corp. (a)	21,570	1,209,430
Dresser-Rand Group, Inc. (a)	21,500	1,184,865
National Oilwell Varco, Inc.	13,416	1,074,756
Schlumberger Ltd.	14,387	1,040,611

		4,509,662

Pharmaceuticals — 4.1%
Gilead Sciences, Inc. (a)	19,114	1,267,832
Pfizer, Inc.	129,550	3,219,317
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	20,908	865,800

		5,352,949

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	22,922	1,636,402

Retail — 4.0%
Hennes & Mauritz AB Class B	23,230	808,980
Kohl’s Corp.	25,813	1,322,142
McDonald’s Corp.	10,100	926,675
Target Corp.	34,188	2,169,912

		5,227,709

Semiconductors — 2.8%
Altera Corp.	37,730	1,282,254
ASML Holding NV	11,240	603,363
Microchip Technology, Inc.	53,399	1,748,284

		3,633,901

Software — 2.3%
Citrix Systems, Inc. (a)	6,410	490,814
Oracle Corp.	81,260	2,558,877

		3,049,691

Telecommunications — 2.1%
AT&T, Inc.	40,034	1,509,282
Cisco Systems, Inc.	67,055	1,280,080

		2,789,362

	Number of Shares	Value
Transportation — 2.2%
Canadian National Railway Co.	17,639	$1,556,289
United Parcel Service, Inc. Class B	17,950	1,284,682

		2,840,971

TOTAL COMMON STOCK (Cost $105,485,764)		130,802,361

TOTAL EQUITIES (Cost $105,485,764)		130,802,361

TOTAL LONG-TERM INVESTMENTS (Cost $105,485,764)		130,802,361

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$254,524	254,524

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	5,805	5,805

TOTAL SHORT-TERM INVESTMENTS (Cost $260,329)		260,329

TOTAL INVESTMENTS — 99.3% (Cost $105,746,093) (c)		131,062,690

Other Assets/ (Liabilities) — 0.7%		948,009

NET ASSETS — 100.0%		$132,010,699

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $254,524. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $261,401.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Aerospace & Defense — 4.5%
General Dynamics Corp.	21,000	$1,388,520
Northrop Grumman Corp.	23,400	1,554,462
Raytheon Co.	42,100	2,406,436
Rockwell Collins, Inc.	6,000	321,840
United Technologies Corp.	31,300	2,450,477

		8,121,735

Agriculture — 3.3%
Altria Group, Inc.	29,900	998,361
Lorillard, Inc.	12,100	1,409,045
Philip Morris International, Inc.	40,000	3,597,600

		6,005,006

Apparel — 1.3%
VF Corp.	14,700	2,342,592

Automotive & Parts — 0.4%
Johnson Controls, Inc.	23,600	646,640

Banks — 7.6%
Bank of Nova Scotia	31,300	1,716,709
M&T Bank Corp.	4,200	399,672
National Bank of Canada	26,000	1,967,653
The Toronto-Dominion Bank	21,900	1,826,448
U.S. Bancorp	79,700	2,733,710
Wells Fargo & Co.	148,500	5,127,705

		13,771,897

Beverages — 2.4%
The Coca-Cola Co.	59,200	2,245,456
Diageo PLC	76,600	2,156,786

		4,402,242

Chemicals — 2.8%
The Dow Chemical Co.	31,300	906,448
E.I. du Pont de Nemours & Co.	51,300	2,578,851
Olin Corp.	18,700	406,351
Praxair, Inc.	11,500	1,194,620

		5,086,270

Coal — 0.1%
CONSOL Energy, Inc.	4,300	129,215
Peabody Energy Corp.	3,700	82,473

		211,688

Commercial Services — 0.2%
Automatic Data Processing, Inc.	7,900	463,414

Computers — 2.0%
International Business Machines Corp.	17,500	3,630,375

Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	30,600	2,122,416

	Number of Shares	Value
Diversified Financial — 3.7%
American Express Co.	33,800	$1,921,868
JP Morgan Chase & Co.	119,600	4,841,408

		6,763,276

Electric — 6.7%
American Electric Power Co., Inc.	18,800	826,072
Consolidated Edison, Inc.	6,700	401,263
Dominion Resources, Inc.	32,000	1,694,080
Duke Energy Corp.	11,900	771,120
Edison International	16,600	758,454
FirstEnergy Corp.	22,500	992,250
ITC Holdings Corp.	5,300	400,574
NextEra Energy, Inc.	24,200	1,701,986
Northeast Utilities	18,200	695,786
PPL Corp.	13,600	395,080
Public Service Enterprise Group, Inc.	36,000	1,158,480
The Southern Co.	37,300	1,719,157
Wisconsin Energy Corp.	18,800	708,196

		12,222,498

Foods — 3.6%
General Mills, Inc.	35,300	1,406,705
H.J. Heinz Co.	18,400	1,029,480
Mondelez International, Inc.	53,900	2,228,765
Unilever NV NY Shares	54,500	1,933,660

		6,598,610

Forest Products & Paper — 0.6%
MeadWestvaco Corp.	35,200	1,077,120

Gas — 0.4%
Sempra Energy	11,200	722,288

Health Care – Products — 1.4%
Johnson & Johnson	37,100	2,556,561

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	10,400	659,672

Household Products — 0.8%
Kimberly-Clark Corp.	17,000	1,458,260

Insurance — 4.1%
ACE Ltd.	15,500	1,171,800
The Chubb Corp.	25,500	1,945,140
Prudential Financial, Inc.	32,700	1,782,477
The Travelers Cos., Inc.	36,600	2,498,316

		7,397,733

Machinery – Construction & Mining — 1.6%
Caterpillar, Inc.	33,300	2,865,132

Machinery – Diversified — 1.9%
Deere & Co.	37,000	3,052,130
Rockwell Automation, Inc.	7,100	493,805

		3,545,935

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 3.4%
3M Co.	16,300	$1,506,446
General Electric Co.	141,300	3,208,923
Honeywell International, Inc.	23,900	1,428,025

		6,143,394

Media — 2.7%
Comcast Corp. Special Class A	71,100	2,474,280
Time Warner Cable, Inc.	17,400	1,654,044
The Walt Disney Co.	15,600	815,568

		4,943,892

Mining — 3.0%
Barrick Gold Corp.	17,000	710,365
BHP Billiton Ltd.	93,600	3,207,066
Rio Tinto Ltd.	16,300	894,256
Southern Copper Corp.	18,442	633,667

		5,445,354

Oil & Gas — 10.0%
Chevron Corp.	50,200	5,851,312
ConocoPhillips	15,500	886,290
EQT Corp.	11,700	690,300
Exxon Mobil Corp.	44,300	4,051,235
Marathon Oil Corp.	31,800	940,326
Marathon Petroleum Corp.	16,400	895,276
Occidental Petroleum Corp.	17,400	1,497,444
Phillips 66	10,150	470,656
Royal Dutch Shell PLC Class A	14,500	502,180
Total SA Sponsored ADR (France)	49,600	2,484,960

		18,269,979

Oil & Gas Services — 0.5%
Schlumberger Ltd.	12,400	896,892

Packaging & Containers — 0.1%
Packaging Corporation of America	7,600	275,880

Pharmaceuticals — 6.1%
Abbott Laboratories	18,200	1,247,792
Bristol-Myers Squibb Co.	44,400	1,498,500
Mead Johnson Nutrition Co.	20,500	1,502,240
Merck & Co., Inc.	65,800	2,967,580
Pfizer, Inc.	158,100	3,928,785

		11,144,897

Pipelines — 1.9%
Enbridge, Inc.	59,800	2,335,795
Kinder Morgan, Inc.	9,500	337,440
Spectra Energy Corp.	25,800	757,488

		3,430,723

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	219,576

Retail — 5.3%
The Home Depot, Inc.	60,600	3,658,422
Limited Brands, Inc.	46,500	2,290,590

	Number of Shares	Value
McDonald’s Corp.	29,500	$2,706,625
Wal-Mart Stores, Inc.	14,600	1,077,480

		9,733,117

Semiconductors — 1.0%
Intel Corp.	77,300	1,753,164

Software — 1.3%
Microsoft Corp.	82,400	2,453,872

Telecommunications — 5.7%
AT&T, Inc.	90,500	3,411,850
BCE, Inc.	13,700	601,978
CenturyLink, Inc.	62,476	2,524,030
Verizon Communications, Inc.	69,100	3,148,887
Vodafone Group PLC Sponsored ADR (United Kingdom)	25,700	732,322

		10,419,067

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	27,400	972,152

Transportation — 2.6%
Canadian National Railway Co.	23,300	2,055,759
Union Pacific Corp.	11,300	1,341,310
United Parcel Service, Inc. Class B	17,900	1,281,103

		4,678,172

Water — 0.6%
American Water Works Co., Inc.	30,300	1,122,918

TOTAL COMMON STOCK (Cost $149,037,565)		174,574,409

TOTAL EQUITIES (Cost $149,037,565)		174,574,409

TOTAL LONG-TERM INVESTMENTS (Cost $149,037,565)		174,574,409

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (a)	$7,267,815	7,267,815

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	7,378	7,378

TOTAL SHORT-TERM INVESTMENTS (Cost $7,275,193)		7,275,193

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.8% (Cost $156,312,758) (b)	$181,849,602

Other Assets/(Liabilities) — 0.2%	308,614

NET ASSETS — 100.0%	$182,158,216

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $7,267,821. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $7,417,570.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Agriculture — 0.7%
Philip Morris International, Inc.	15,640	$1,406,662

Apparel — 3.2%
Nike, Inc. Class B	21,470	2,037,718
Ralph Lauren Corp.	12,850	1,943,305
VF Corp.	17,010	2,710,714

		6,691,737

Banks — 1.3%
Wells Fargo & Co.	79,480	2,744,444

Beverages — 1.7%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	41,180	3,537,774

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	16,890	1,932,216
Biogen Idec, Inc. (a)	18,500	2,760,755

		4,692,971

Chemicals — 3.6%
Ecolab, Inc.	28,260	1,831,531
Monsanto Co.	39,620	3,606,212
Praxair, Inc.	20,080	2,085,910

		7,523,653

Commercial Services — 4.0%
MasterCard, Inc. Class A	7,110	3,210,023
Verisk Analytics, Inc. Class A (a)	41,240	1,963,436
Visa, Inc. Class A	23,820	3,198,550

		8,372,009

Computers — 11.9%
Accenture PLC Class A	58,830	4,119,865
Apple, Inc.	20,980	13,999,115
EMC Corp. (a)	182,400	4,974,048
Teradata Corp. (a)	21,450	1,617,544

		24,710,572

Cosmetics & Personal Care — 2.0%
The Estee Lauder Cos., Inc. Class A	66,190	4,075,318

Diversified Financial — 1.3%
T. Rowe Price Group, Inc.	42,060	2,662,398

Electrical Components & Equipment — 1.6%
AMETEK, Inc.	94,285	3,342,403

Electronics — 0.8%
Trimble Navigation Ltd. (a)	32,950	1,570,397

Environmental Controls — 0.8%
Stericycle, Inc. (a)	17,670	1,599,488

Foods — 2.2%
Whole Foods Market, Inc.	46,340	4,513,516

	Number of Shares	Value
Health Care – Products — 1.5%
Intuitive Surgical, Inc. (a)	6,380	$3,162,119

Internet — 10.0%
Amazon.com, Inc. (a)	17,780	4,521,810
eBay, Inc. (a)	102,820	4,977,516
F5 Networks, Inc. (a)	21,190	2,218,593
Google, Inc. Class A (a)	9,600	7,243,200
Priceline.com, Inc. (a)	3,060	1,893,314

		20,854,433

Lodging — 2.6%
Starwood Hotels & Resorts Worldwide, Inc.	60,280	3,493,829
Wynn Resorts Ltd.	16,690	1,926,693

		5,420,522

Machinery – Diversified — 0.8%
Eaton Corp.	36,340	1,717,428

Manufacturing — 1.9%
Honeywell International, Inc.	64,890	3,877,178

Media — 1.1%
DIRECTV (a)	42,510	2,230,075

Metal Fabricate & Hardware — 1.9%
Precision Castparts Corp.	24,570	4,013,264

Oil & Gas — 2.6%
Anadarko Petroleum Corp.	23,950	1,674,584
Ensco PLC Class A	41,930	2,287,701
Plains Exploration & Production Co. (a)	41,350	1,549,384

		5,511,669

Oil & Gas Services — 3.2%
Cameron International Corp. (a)	42,520	2,384,096
Schlumberger Ltd.	60,220	4,355,713

		6,739,809

Pharmaceuticals — 9.4%
Allergan, Inc.	49,430	4,526,799
Catamaran Corp. (a)	18,440	1,806,567
Gilead Sciences, Inc. (a)	54,250	3,598,403
Novo Nordisk A/S Sponsored ADR (Denmark)	27,570	4,350,822
Perrigo Co.	13,490	1,567,133
Shire PLC Sponsored ADR (United Kingdom)	20,380	1,807,706
Watson Pharmaceuticals, Inc. (a)	20,880	1,778,141

		19,435,571

Real Estate — 0.6%
CBRE Group, Inc. (a)	63,420	1,167,562

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	50,360	3,595,200

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 10.0%
Bed Bath & Beyond, Inc. (a)	7,920	$498,960
Coach, Inc.	25,680	1,438,594
Costco Wholesale Corp.	34,820	3,486,352
Dick’s Sporting Goods, Inc.	35,310	1,830,824
Dollar General Corp. (a)	24,780	1,277,161
The Home Depot, Inc.	68,980	4,164,323
Limited Brands, Inc.	39,450	1,943,307
Michael Kors Holdings Ltd. (a)	26,140	1,390,125
Starbucks Corp.	63,300	3,212,475
Tractor Supply Co.	16,170	1,599,051

		20,841,172

Semiconductors — 0.8%
Avago Technologies Ltd.	46,680	1,627,498

Software — 7.5%
Autodesk, Inc. (a)	41,500	1,384,855
Citrix Systems, Inc. (a)	29,460	2,255,752
Intuit, Inc.	35,840	2,110,259
Microsoft Corp.	221,240	6,588,528
Red Hat, Inc. (a)	30,450	1,733,823
Salesforce.com, Inc. (a)	9,220	1,407,802

		15,481,019

Telecommunications — 3.6%
Cisco Systems, Inc.	86,040	1,642,504
QUALCOMM, Inc.	92,000	5,749,080

		7,391,584

Transportation — 1.0%
Kansas City Southern	26,260	1,989,983

TOTAL COMMON STOCK (Cost $171,809,066)		202,499,428

TOTAL EQUITIES (Cost $171,809,066)		202,499,428

TOTAL LONG-TERM INVESTMENTS (Cost $171,809,066)		202,499,428

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$10,748,069	10,748,069

TOTAL SHORT-TERM INVESTMENTS (Cost $10,748,069)		10,748,069

Value
TOTAL INVESTMENTS — 102.8% (Cost $182,557,135) (c)	$213,247,497

Other Assets/(Liabilities) — (2.8)%	(5,786,785)

NET ASSETS — 100.0%	$207,460,712

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,748,078. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $10,965,631.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%

COMMON STOCK — 94.0%
Agriculture — 1.0%
Philip Morris International, Inc.	23,240	$2,090,206

Auto Manufacturers — 0.7%
Paccar, Inc.	39,710	1,589,393

Banks — 13.0%
Bank of New York Mellon Corp.	412,440	9,329,393
Julius Baer Group Ltd.	131,665	4,591,357
Wells Fargo & Co.	412,873	14,256,505

		28,177,255

Beverages — 4.3%
The Coca-Cola Co.	74,660	2,831,854
Diageo PLC Sponsored ADR (United Kingdom)	40,400	4,554,292
Heineken Holding NV Class A	40,150	1,953,601

		9,339,747

Building Materials — 0.2%
Martin Marietta Materials, Inc. (a)	5,530	458,271

Chemicals — 4.6%
Air Products & Chemicals, Inc.	30,620	2,532,274
Ecolab, Inc.	26,270	1,702,559
Monsanto Co.	37,650	3,426,903
Potash Corp. of Saskatchewan, Inc.	36,196	1,571,630
Praxair, Inc.	7,500	779,100

		10,012,466

Coal — 0.0%
China Coal Energy Co. Class H	97,900	88,857

Commercial Services — 2.0%
Iron Mountain, Inc.	87,099	2,970,947
Visa, Inc. Class A	9,760	1,310,573

		4,281,520

Computers — 0.3%
Hewlett-Packard Co.	41,900	714,814

Cosmetics & Personal Care — 0.2%
Natura Cosmeticos SA	13,700	373,375

Diversified Financial — 8.3%
American Express Co.	232,932	13,244,513
Ameriprise Financial, Inc.	15,950	904,205
The Charles Schwab Corp.	86,430	1,105,440
CME Group, Inc.	7,550	432,615
The Goldman Sachs Group, Inc.	8,800	1,000,384
JP Morgan Chase & Co.	32,116	1,300,056

		17,987,213

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	15,860	765,562

	Number of Shares	Value
Electronics — 0.3%
Agilent Technologies, Inc.	18,590	$714,785

Foods — 0.6%
Nestle SA	3,070	193,659
Sysco Corp.	18,570	580,684
Unilever NV NY Shares	16,760	594,645

		1,368,988

Forest Products & Paper — 0.0%
Sino-Forest Corp. (b) (c)	152,310	-
Sino-Forest Corp. (Acquired 12/17/09, Cost $61,902) (b) (c) (d) (e)	3,900	-

		-

Holding Company – Diversified — 1.2%
China Merchants Holdings International Co. Ltd.	843,822	2,594,566

Housewares — 0.1%
Hunter Douglas NV	6,765	255,102

Insurance — 12.3%
ACE Ltd.	21,440	1,620,864
Alleghany Corp. (b)	9,772	3,370,754
Aon PLC	7,600	397,404
Berkshire Hathaway, Inc. Class A (b)	44	5,838,800
Everest Re Group Ltd.	3,290	351,898
Fairfax Financial Holdings Ltd.	3,500	1,353,905
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	1,070	413,296
Loews Corp.	162,950	6,723,317
Markel Corp. (b)	595	272,801
The Progressive Corp.	297,550	6,171,187

		26,514,226

Internet — 5.5%
Expedia, Inc.	5,645	326,507
Google, Inc. Class A (b)	11,845	8,937,052
Groupon, Inc. (a) (b)	68,250	324,870
Liberty Interactive Corp. Class A (b)	58,650	1,085,025
Liberty Ventures Series A (b)	2,932	145,544
Netflix, Inc. (a) (b)	17,790	968,488

		11,787,486

Leisure Time — 0.6%
Harley-Davidson, Inc.	27,630	1,170,683

Machinery – Construction & Mining — 1.1%
BHP Billiton PLC	42,200	1,317,861
Rio Tinto PLC	23,672	1,106,579

		2,424,440

Media — 2.6%
Grupo Televisa SAB Sponsored ADR (Mexico) (a)	19,710	463,382

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	99,270	$5,189,836

		5,653,218

Oil & Gas — 8.9%
Canadian Natural Resources Ltd.	185,400	5,708,466
Devon Energy Corp.	37,720	2,282,060
EOG Resources, Inc.	53,860	6,035,013
Occidental Petroleum Corp.	59,130	5,088,728
OGX Petroleo e Gas Participacoes SA (b)	21,800	66,134

		19,180,401

Oil & Gas Services — 1.2%
Schlumberger Ltd.	18,540	1,340,998
Transocean Ltd.	28,159	1,264,058

		2,605,056

Packaging & Containers — 0.1%
Sealed Air Corp.	11,100	171,606

Pharmaceuticals — 2.9%
Express Scripts Holding Co. (b)	89,280	5,595,178
Pfizer, Inc.	22,880	568,568

		6,163,746

Real Estate — 2.0%
Brookfield Asset Management, Inc. Class A	66,700	2,301,817
Hang Lung Properties Ltd.	325,000	2,054,959

		4,356,776

Retail — 14.5%
Bed Bath & Beyond, Inc. (b)	95,060	5,988,780
CarMax, Inc. (b)	34,070	964,181
Cie Financiere Richemont SA	5,300	317,776
Costco Wholesale Corp.	101,530	10,165,691
CVS Caremark Corp.	274,268	13,280,057
Tiffany & Co.	10,160	628,701
Walgreen Co.	2,050	74,702

		31,419,888

Semiconductors — 1.6%
Intel Corp.	28,820	653,638
Texas Instruments, Inc.	102,610	2,826,905

		3,480,543

Software — 2.2%
Activision Blizzard, Inc.	101,670	1,146,838
Microsoft Corp.	62,810	1,870,482
Oracle Corp.	55,650	1,752,418

		4,769,738

Telecommunications — 0.2%
America Movil SAB de CV Sponsored ADR (Mexico)	16,980	431,971

	Number of Shares	Value
Transportation — 1.1%
China Shipping Development Co. Ltd. Class H	93,700	$38,712
Kuehne & Nagel International AG	21,000	2,376,224

		2,414,936

TOTAL COMMON STOCK (Cost $166,739,374)		203,356,834

TOTAL EQUITIES (Cost $166,739,374)		203,356,834

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (d) (e) (f) 5.000% 8/01/13	$359,000	49,363

TOTAL CORPORATE DEBT (Cost $350,424)		49,363

TOTAL BONDS & NOTES (Cost $350,424)		49,363

	Number of Shares
MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
State Street Navigator Securities Lending Prime Portfolio (g)	1,380,154	1,380,154

TOTAL MUTUAL FUNDS (Cost $1,380,154)		1,380,154

RIGHTS — 0.0%
Internet — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (b)	978	13,242

TOTAL RIGHTS (Cost $11,618)		13,242

TOTAL LONG-TERM INVESTMENTS (Cost $168,481,570)		204,799,593

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.9%
Repurchase Agreement — 5.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (h)	$12,837,421	$12,837,421

TOTAL SHORT-TERM INVESTMENTS (Cost $12,837,421)		12,837,421

TOTAL INVESTMENTS — 100.6% (Cost $181,318,991) (i)		217,637,014

Other Assets/(Liabilities) — (0.6)%		(1,361,722)

NET ASSETS — 100.0%		$216,275,292

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $1,339,880. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $49,363 or 0.02% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $49,363 or 0.02% of net assets.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2012, these securities amounted to a value of $49,363 or 0.02% of net assets.
(g)	Represents investment of security lending collateral. (Note 2).
(h)	Maturity value of $12,837,432. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $13,095,802.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 93.9%
Advertising — 0.2%
Lamar Advertising Co. Class A (a) (b)	22,000	$815,320

Aerospace & Defense — 0.7%
Rockwell Collins, Inc.	20,000	1,072,800
Spirit AeroSystems Holdings, Inc. Class A (a)	59,000	1,310,390

		2,383,190

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a) (b)	12,000	351,360

Automotive & Parts — 1.0%
Allison Transmission Holdings, Inc. (b)	28,000	563,360
WABCO Holdings, Inc. (a)	49,000	2,825,830

		3,389,190

Banks — 0.5%
TCF Financial Corp.	157,000	1,874,580

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	29,000	3,317,600
ARIAD Pharmaceuticals, Inc. (a)	39,000	944,775
Illumina, Inc. (a) (b)	18,000	867,600
Incyte Corp. (a) (b)	39,000	703,950
Regeneron Pharmaceuticals, Inc. (a)	24,000	3,663,840

		9,497,765

Chemicals — 1.1%
Celanese Corp. Series A	43,000	1,630,130
Rockwood Holdings, Inc.	50,000	2,330,000

		3,960,130

Coal — 0.8%
CONSOL Energy, Inc.	100,000	3,005,000

Commercial Services — 6.3%
Gartner, Inc. (a)	116,000	5,346,440
Global Payments, Inc.	62,000	2,593,460
Hertz Global Holdings, Inc. (a)	196,000	2,691,080
Manpower, Inc.	89,000	3,275,200
Quanta Services, Inc. (a)	189,000	4,668,300
Vantiv, Inc. (a)	61,000	1,314,550
Verisk Analytics, Inc. Class A (a)	56,000	2,666,160

		22,555,190

Computers — 2.8%
IHS, Inc. Class A (a)	63,000	6,133,050
MICROS Systems, Inc. (a)	55,000	2,701,600
SanDisk Corp. (a)	29,000	1,259,470

		10,094,120

	Number of Shares	Value
Distribution & Wholesale — 1.0%
Fastenal Co.	85,000	$3,654,150

Diversified Financial — 2.7%
Air Lease Corp. (a)	81,000	1,652,400
CBOE Holdings, Inc.	78,000	2,294,760
The Charles Schwab Corp.	116,000	1,483,640
IntercontinentalExchange, Inc. (a)	13,000	1,734,330
TD Ameritrade Holding Corp.	165,000	2,536,050

		9,701,180

Electric — 1.4%
Calpine Corp. (a)	285,000	4,930,500

Electrical Components & Equipment — 2.9%
AMETEK, Inc.	185,000	6,558,250
The Babcock & Wilcox Co. (a)	147,000	3,744,090

		10,302,340

Electronics — 2.1%
Agilent Technologies, Inc.	26,000	999,700
Gentex Corp/MI	104,000	1,769,040
Mettler-Toledo International, Inc. (a)	4,000	682,960
Trimble Navigation Ltd. (a)	88,000	4,194,080

		7,645,780

Engineering & Construction — 0.8%
McDermott International, Inc. (a)	244,000	2,981,680

Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	20,000	977,000
Waste Connections, Inc.	48,000	1,452,000

		2,429,000

Foods — 1.2%
The Fresh Market, Inc. (a)	15,000	899,700
TreeHouse Foods, Inc. (a)	39,000	2,047,500
Whole Foods Market, Inc.	15,000	1,461,000

		4,408,200

Health Care – Products — 5.9%
Bruker Corp. (a)	138,000	1,806,420
C.R. Bard, Inc.	37,000	3,872,050
CareFusion Corp. (a)	122,000	3,463,580
The Cooper Cos., Inc.	24,000	2,267,040
Edwards Lifesciences Corp. (a)	26,000	2,791,620
Henry Schein, Inc. (a)	39,000	3,091,530
IDEXX Laboratories, Inc. (a)	38,000	3,775,300

		21,067,540

Health Care – Services — 3.4%
Covance, Inc. (a)	65,000	3,034,850
Laboratory Corporation of America Holdings (a)	40,000	3,698,800
MEDNAX, Inc. (a)	29,000	2,159,050
Universal Health Services, Inc. Class B	47,000	2,149,310

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	22,000	$1,244,100

		12,286,110

Insurance — 2.4%
HCC Insurance Holdings, Inc.	74,000	2,507,860
The Progressive Corp.	98,000	2,032,520
W.R. Berkley Corp.	49,000	1,837,010
Willis Group Holdings PLC	60,000	2,215,200

		8,592,590

Internet — 2.5%
Akamai Technologies, Inc. (a)	44,000	1,683,440
Dropbox, Inc. (a) (c)	9,011	81,541
Groupon, Inc. (a) (b)	106,000	504,560
Liberty Interactive Corp. Class A (a)	89,000	1,646,500
Netflix, Inc. (a) (b)	15,000	816,600
Rackspace Hosting, Inc. (a)	29,000	1,916,610
TIBCO Software, Inc. (a)	80,000	2,418,400

		9,067,651

Leisure Time — 0.6%
Harley-Davidson, Inc.	49,000	2,076,130

Lodging — 1.7%
Choice Hotels International, Inc.	51,000	1,631,490
Marriott International, Inc. Class A	111,000	4,340,100

		5,971,590

Machinery – Diversified — 4.2%
Gardner Denver, Inc.	69,000	4,168,290
IDEX Corp.	88,000	3,675,760
Roper Industries, Inc.	64,000	7,032,960

		14,877,010

Manufacturing — 3.5%
Acuity Brands, Inc.	27,000	1,708,830
Colfax Corp. (a)	22,000	806,740
Pall Corp.	75,000	4,761,750
Textron, Inc.	198,000	5,181,660

		12,458,980

Media — 1.7%
Charter Communications, Inc. Class A (a)	23,000	1,726,610
Discovery Communications, Inc. Series C (a)	29,000	1,625,160
FactSet Research Systems, Inc.	27,000	2,603,340

		5,955,110

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (a)	28,000	510,160

Mining — 1.9%
Agnico-Eagle Mines Ltd.	67,000	3,475,960
Franco-Nevada Corp.	57,000	3,359,933

		6,835,893

	Number of Shares	Value
Oil & Gas — 5.3%
EQT Corp.	69,000	$4,071,000
Halcon Resources Corp. (a)	95,000	696,350
Laredo Petroleum Holdings, Inc. (a)	28,000	615,440
Pioneer Natural Resources Co.	20,000	2,088,000
Range Resources Corp.	64,000	4,471,680
SM Energy Co.	67,000	3,625,370
Southwestern Energy Co. (a)	93,000	3,234,540

		18,802,380

Packaging & Containers — 0.3%
Ball Corp.	21,000	888,510

Pharmaceuticals — 6.4%
Alkermes Plc (a)	98,000	2,033,500
Catamaran Corp. (a)	49,000	4,800,530
Cubist Pharmaceuticals, Inc. (a)	19,000	905,920
DENTSPLY International, Inc.	146,000	5,568,440
Elan Corp. PLC Sponsored ADR (Ireland) (a)	154,000	1,650,880
Hospira, Inc. (a)	67,000	2,198,940
Onyx Pharmaceuticals, Inc. (a)	15,000	1,267,500
Theravance, Inc. (a)	55,000	1,425,050
Valeant Pharmaceuticals International, Inc. (a)	55,000	3,039,850

		22,890,610

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	22,000	1,679,700

Retail — 7.5%
CarMax, Inc. (a)	131,000	3,707,300
Chipotle Mexican Grill, Inc. (a)	4,000	1,270,160
Dollar General Corp. (a)	118,000	6,081,720
Kohl’s Corp.	74,000	3,790,280
Michael Kors Holdings Ltd. (a)	19,000	1,010,420
O’Reilly Automotive, Inc. (a)	34,000	2,843,080
Panera Bread Co. Class A (a)	11,000	1,879,790
Shoppers Drug Mart Corp. (b)	60,000	2,498,017
Starbucks Corp.	26,000	1,319,500
Tim Hortons, Inc.	44,000	2,289,320

		26,689,587

Savings & Loans — 0.4%
BankUnited, Inc.	57,000	1,402,770

Semiconductors — 4.9%
Altera Corp.	58,000	1,971,130
Atmel Corp. (a)	340,000	1,788,400
Avago Technologies Ltd.	39,000	1,359,735
Cree, Inc. (a) (b)	48,000	1,225,440
Intersil Corp. Class A	55,000	481,250
Marvell Technology Group Ltd.	163,000	1,491,450
Microchip Technology, Inc.	58,000	1,898,920
NVIDIA Corp. (a)	136,000	1,814,240
Silicon Laboratories, Inc. (a)	59,000	2,168,840

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	96,000	$3,207,360

		17,406,765

Software — 6.7%
Ariba, Inc. (a)	34,000	1,523,200
Concur Technologies, Inc. (a)	39,000	2,875,470
Fiserv, Inc. (a)	61,000	4,515,830
Informatica Corp. (a)	40,000	1,392,400
MSCI, Inc. Class A (a)	122,000	4,366,380
Nuance Communications, Inc. (a)	176,000	4,380,640
Red Hat, Inc. (a)	68,000	3,871,920
Servicenow, Inc. (a) (b)	24,000	928,320

		23,854,160

Telecommunications — 3.4%
Amdocs Ltd. (a)	126,000	4,156,741
Aruba Networks, Inc. (a)	43,000	966,855
JDS Uniphase Corp. (a)	298,000	3,690,730
Motorola Solutions, Inc.	66,000	3,336,300

		12,150,626

Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	37,000	1,925,480
Kansas City Southern	31,000	2,349,180
UTI Worldwide, Inc.	95,000	1,279,650

		5,554,310

TOTAL COMMON STOCK (Cost $258,434,152)		334,996,857

PREFERRED STOCK — 0.5%
Internet — 0.4%
Coupons.com (a) (c)	134,468	671,668
Dropbox, Inc. Series A (a) (c)	11,190	101,259
Dropbox, Inc. Series A 1 (a) (c)	54,965	497,384
Living Social (a) (c)	158,890	307,547

		1,577,858

Software — 0.1%
Workday, Inc. (a) (c)	15,008	308,414

TOTAL PREFERRED STOCK (Cost $2,435,084)		1,886,272

TOTAL EQUITIES (Cost $260,869,236)		336,883,129

MUTUAL FUNDS — 4.2%
Diversified Financial — 4.2%
State Street Navigator Security Lending Prime Portfolio (d)	9,199,816	9,199,816
T. Rowe Price Government Reserve Investment Fund	5,791,787	5,791,787

		14,991,603

TOTAL MUTUAL FUNDS (Cost $14,991,603)		14,991,603

	Number of Shares	Value
RIGHTS — 0.0%
Internet — 0.0%
Liberty Ventures, Expires 10/09/12, Strike Price 36.83 (a)	1	$14

TOTAL RIGHTS (Cost $0)		14

TOTAL LONG-TERM INVESTMENTS (Cost $275,860,839)		351,874,746

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$13,778,968	13,778,968

TOTAL SHORT-TERM INVESTMENTS (Cost $13,778,968)		13,778,968

TOTAL INVESTMENTS — 102.5% (Cost $289,639,807) (f)		365,653,714

Other Assets/ (Liabilities) — (2.5)%		(8,771,886)

NET ASSETS — 100.0%		$356,881,828

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $8,902,799. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $13,778,980. Collateralized by U.S. Government Agency obligations with rates ranging from 3.258% – 4.000%, maturity dates ranging from 9/25/39 – 5/25/41, and an aggregate market value, including accrued interest, of $14,054,874.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Aerospace & Defense — 3.0%
General Dynamics Corp.	64,676	$4,276,377
L-3 Communications Holdings, Inc.	25,241	1,810,032
Northrop Grumman Corp.	48,263	3,206,111
Rockwell Collins, Inc.	73,448	3,939,751

		13,232,271

Airlines — 1.9%
Japan Airlines Co. Ltd. (a)	92,005	4,303,155
Southwest Airlines Co.	469,849	4,120,576

		8,423,731

Auto Manufacturers — 0.4%
Oshkosh Corp. (a)	64,642	1,773,130

Automotive & Parts — 0.4%
Autoliv, Inc.	26,779	1,659,495

Banks — 8.9%
Comerica, Inc.	153,106	4,753,941
Commerce Bancshares, Inc.	127,811	5,154,618
Cullen/Frost Bankers, Inc.	41,045	2,357,214
KeyCorp	287,580	2,513,449
Northern Trust Corp.	272,406	12,643,725
PNC Financial Services Group, Inc.	76,422	4,822,228
State Street Corp.	35,254	1,479,258
SunTrust Banks, Inc.	87,216	2,465,596
Westamerica Bancorp.	78,658	3,700,859

		39,890,888

Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	89,445	3,982,986

Biotechnology — 0.4%
Life Technologies Corp. (a)	36,341	1,776,348

Chemicals — 0.4%
Minerals Technologies, Inc.	24,839	1,761,830

Coal — 0.3%
Peabody Energy Corp.	65,059	1,450,165

Computers — 1.1%
SanDisk Corp. (a)	51,374	2,231,173
Western Digital Corp.	71,606	2,773,300

		5,004,473

Diversified Financial — 1.6%
The Charles Schwab Corp.	360,598	4,612,049
Franklin Resources, Inc.	20,958	2,621,217

		7,233,266

Electric — 9.8%
The Empire District Electric Co.	209,759	4,520,307
Great Plains Energy, Inc.	312,230	6,950,240
IDACORP, Inc.	57,306	2,479,631

	Number of Shares	Value
Northeast Utilities	73,012	$2,791,249
NV Energy, Inc.	195,824	3,526,790
PG&E Corp.	162,911	6,951,412
Portland General Electric Co.	118,355	3,200,319
Westar Energy, Inc.	192,205	5,700,800
Wisconsin Energy Corp.	44,376	1,671,644
Xcel Energy, Inc.	215,225	5,963,885

		43,756,277

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	26,834	1,295,277
Molex, Inc.	81,303	1,765,901

		3,061,178

Electronics — 2.8%
Brady Corp. Class A	85,174	2,493,895
Koninklijke Philips Electronics NV	190,430	4,452,743
TE Connectivity Ltd.	98,965	3,365,799
Woodward, Inc.	68,740	2,335,785

		12,648,222

Engineering & Construction — 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	185,921	3,476,723

Entertainment — 1.0%
International Game Technology	239,846	3,139,584
International Speedway Corp. Class A	45,176	1,281,643
Speedway Motorsports, Inc.	13,052	201,001

		4,622,228

Environmental Controls — 3.7%
Republic Services, Inc.	523,700	14,406,987
Waste Management, Inc.	67,375	2,161,390

		16,568,377

Foods — 6.0%
Campbell Soup Co.	40,538	1,411,533
ConAgra Foods, Inc.	166,760	4,600,908
General Mills, Inc.	96,664	3,852,060
Kellogg Co.	81,366	4,203,368
Kraft Foods Group, Inc. (a)	60,350	2,694,628
Ralcorp Holdings, Inc. (a)	104,076	7,597,548
Sysco Corp.	72,525	2,267,857

		26,627,902

Gas — 1.5%
AGL Resources, Inc.	159,708	6,533,654

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	14,541	1,108,751

Health Care – Products — 7.5%
Becton, Dickinson & Co.	62,943	4,944,802
Boston Scientific Corp. (a)	462,660	2,655,669
CareFusion Corp. (a)	300,484	8,530,741

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medtronic, Inc.	63,003	$2,716,689
Steris Corp.	87,602	3,107,243
Stryker Corp.	57,893	3,222,324
Zimmer Holdings, Inc.	120,679	8,160,314

		33,337,782

Health Care – Services — 2.0%
Cigna Corp.	46,407	2,189,018
Humana, Inc.	19,418	1,362,173
LifePoint Hospitals, Inc. (a)	126,929	5,430,023

		8,981,214

Home Furnishing — 0.3%
Whirlpool Corp.	13,564	1,124,591

Household Products — 1.1%
The Clorox Co.	38,289	2,758,722
Kimberly-Clark Corp.	25,332	2,172,979

		4,931,701

Insurance — 9.6%
ACE Ltd.	50,958	3,852,425
The Allstate Corp.	72,507	2,872,002
Aon PLC	99,705	5,213,575
The Chubb Corp.	77,801	5,934,660
HCC Insurance Holdings, Inc.	188,062	6,373,421
Marsh & McLennan Cos., Inc.	156,956	5,325,517
Principal Financial Group, Inc.	63,565	1,712,441
Reinsurance Group of America, Inc. Class A	63,173	3,655,822
Symetra Financial Corp.	112,298	1,381,265
The Travelers Cos., Inc.	49,355	3,368,972
Unum Group	164,477	3,161,248

		42,851,348

Iron & Steel — 0.5%
Nucor Corp.	57,973	2,218,047

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	13,721	954,296

Manufacturing — 2.9%
ITT Corp.	200,047	4,030,947
Tyco International Ltd.	160,341	9,020,785

		13,051,732

Metal Fabricate & Hardware — 0.7%
Kaydon Corp.	139,977	3,127,086

Mining — 1.0%
Newmont Mining Corp.	79,486	4,452,011

Oil & Gas — 6.7%
Apache Corp.	31,577	2,730,463
Devon Energy Corp.	69,259	4,190,170
EQT Corp.	85,602	5,050,518
Helmerich & Payne, Inc.	40,384	1,922,682
Imperial Oil Ltd.	196,865	9,061,277
Murphy Oil Corp.	73,451	3,943,584

	Number of Shares	Value
Southwestern Energy Co. (a)	87,938	$3,058,484

		29,957,178

Packaging & Containers — 1.4%
Bemis Co., Inc.	149,534	4,705,835
Sonoco Products Co.	55,089	1,707,208

		6,413,043

Pharmaceuticals — 1.2%
Hospira, Inc. (a)	45,559	1,495,246
Patterson Cos., Inc.	117,825	4,034,328

		5,529,574

Real Estate Investment Trusts (REITS) — 3.4%
American Tower Corp.	71,958	5,137,082
Annaly Capital Management, Inc.	72,210	1,216,016
HCP, Inc.	40,151	1,785,916
Piedmont Office Realty Trust, Inc. Class A	304,655	5,282,718
Weyerhaeuser Co.	58,256	1,522,812

		14,944,544

Retail — 3.0%
CEC Entertainment, Inc.	109,278	3,291,453
Lowe’s Cos., Inc.	246,414	7,451,559
Target Corp.	42,627	2,705,536

		13,448,548

Savings & Loans — 2.0%
Capitol Federal Financial, Inc.	358,891	4,292,336
People’s United Financial, Inc.	394,257	4,786,280

		9,078,616

Semiconductors — 4.3%
Analog Devices, Inc.	48,244	1,890,682
Applied Materials, Inc.	703,408	7,853,550
KLA-Tencor Corp.	29,363	1,400,762
Marvell Technology Group Ltd.	341,137	3,121,404
Teradyne, Inc. (a)	337,511	4,799,407

		19,065,805

Telecommunications — 3.0%
CenturyLink, Inc.	93,565	3,780,026
Rogers Communications, Inc. Class B	128,577	5,205,335
tw telecom, Inc. (a)	170,650	4,448,845

		13,434,206

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	31,232	1,192,126

Transportation — 0.8%
Heartland Express, Inc.	259,570	3,467,855

TOTAL COMMON STOCK (Cost $413,399,472)		436,153,198

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $413,399,472)		$436,153,198

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
iShares Russell Midcap Value Index Fund	92,229	4,493,397

TOTAL MUTUAL FUNDS (Cost $4,424,813)		4,493,397

TOTAL LONG-TERM INVESTMENTS (Cost $417,824,285)		440,646,595

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$6,906,327	6,906,327

TOTAL SHORT-TERM INVESTMENTS (Cost $6,906,327)		6,906,327

TOTAL INVESTMENTS — 100.3% (Cost $424,730,612) (c)		447,552,922

Other Assets/ (Liabilities) — (0.3)%		(1,542,109)

NET ASSETS — 100.0%		$446,010,813

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,906,333. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $7,046,862.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,682,266	$90,945,642
MML Equity Fund, Initial Class (a)	1,036,517	21,426,938
MML Equity Income Fund, Initial Class (a)	7,687,533	79,719,718
MML Focused Equity Fund, Class II (a)	3,847,160	44,473,174
MML Foreign Fund, Initial Class (a)	4,927,478	43,312,531
MML Fundamental Growth Fund, Class II (a) (b)	5,699,591	66,058,265
MML Fundamental Value Fund, Class II (a)	5,366,901	66,012,884
MML Global Fund, Class I (a)	4,624,906	42,826,625
MML High Yield Fund, Class II (a)	4,254,561	46,289,625
MML Income & Growth Fund, Initial Class (a)	4,517,368	42,734,303
MML Inflation-Protected and Income Fund, Initial Class (a)	1,925,538	22,952,419
MML Large Cap Growth Fund, Initial Class (a)	5,069,732	59,163,774
MML Managed Bond Fund, Initial Class (a)	17,989,366	239,306,331
MML Mid Cap Growth Fund, Initial Class (a) (b)	4,619,373	58,897,002
MML Mid Cap Value Fund, Initial Class (a)	5,797,513	62,207,319
MML PIMCO Total Return Fund, Class II (a)	11,273,227	121,074,453
MML Short-Duration Bond Fund, Class II (a)	7,121,804	72,286,306
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,902,476	31,112,527
MML Small Company Value Fund, Class II (a)	2,093,233	37,720,066
MML Strategic Emerging Markets Fund, Class II (a)	1,351,859	13,870,075
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,304,401	39,549,436
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	12,151,784	67,199,368
Oppenheimer International Growth Fund, Non-Service Shares (a)	14,783,149	28,679,310

		1,397,818,091

Value
TOTAL MUTUAL FUNDS (Cost $1,247,221,164)	$1,397,818,091

TOTAL LONG-TERM INVESTMENTS (Cost $1,247,221,164)	1,397,818,091

TOTAL INVESTMENTS — 100.1% (Cost $1,247,221,164) (c)	1,397,818,091

Other Assets/(Liabilities) — (0.1)%	(839,243)

NET ASSETS — 100.0%	$1,396,978,848

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Savings & Loans — 0.4%
GMAC Capital Trust I 8.125% 2/15/40	44,000	$1,104,840

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,104,840

TOTAL EQUITIES (Cost $1,100,000)		1,104,840

	Principal Amount
BONDS & NOTES — 131.8%

BANK LOANS — 0.3%
Diversified Financial — 0.3%
Springleaf Finlancial Funding Co. Term Loan 5.500% 5/10/17	$1,000,000	978,250

TOTAL BANK LOANS (Cost $996,091)		978,250

CORPORATE DEBT — 28.6%
Aerospace & Defense — 0.9%
United Technologies Corp. FRN 0.688% 12/02/13	2,700,000	2,710,870

Agriculture — 0.0%
Altria Group, Inc. 7.750% 2/06/14	100,000	109,155

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (a) 1.599% 9/13/13	200,000	201,402
Volkswagen International Finance NV FRN (a) 0.911% 10/01/12	600,000	600,000

		801,402

Banks — 5.9%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	816,000
Bank of America Corp. FRN 1.867% 1/30/14	500,000	503,585
Bank of India (b) 6.250% 2/16/21	500,000	532,923
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	103,270
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	209,540
BBVA US Senior SA FRN 2.562% 5/16/14	800,000	783,555

	Principal Amount	Value
BNP Paribas SA FRN 1.358% 1/10/14	$500,000	$500,183
Cie de Financement Foncier SA (Acquired 8/19/10, Cost $1,016,310) (a) (d) 2.125% 4/22/13	1,000,000	1,008,500
Dexia Credit Local SA (b) 2.750% 4/29/14	600,000	605,610
GMAC, Inc. 7.500% 12/31/13	100,000	105,500
HBOS PLC FRN EUR (c) 1.329% 3/29/16	2,100,000	2,266,828
HBOS PLC (Acquired 3/10/11, Cost $95,137) (a) (d) 6.750% 5/21/18	100,000	101,500
HSBC Bank PLC (Acquired 1/19/11, Cost $99,910) (a) (d) 2.000% 1/19/14	100,000	100,959
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	932,041
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	212,820
ING Bank NV FRN (Acquired 6/13/11, Cost $1,103,883) (a) (d) 1.439% 3/15/13	1,100,000	1,103,593
Intesa Sanpaolo SpA FRN (Acquired 2/24/11, Cost $200,000) (a) (d) 2.831% 2/24/14	200,000	197,018
Intesa Sanpaolo SpA (Acquired 3/28/11, Cost $839,480) (a) (d) 6.500% 2/24/21	800,000	781,440
The Royal Bank of Scotland PLC EUR (c) 6.934% 4/09/18	100,000	130,765
The Royal Bank of Scotland PLC (Acquired 3/10/11, Cost $87,548) FRN CAD (c) (d) 2.029% 3/30/15	100,000	100,702
Santander Issuances SA Unipersonal VRN GBP (c) 7.300% 7/27/19	2,500,000	3,762,482
Santander US Debt SA Unipersonal (Acquired 10/07/10, Cost $200,000) (a) (d) 2.991% 10/07/13	200,000	199,682
Sberbank of Russia Via SB Capital SA 5.499% 7/07/15	800,000	861,120
State Bank of India 4.500% 10/23/14	200,000	206,435
State Bank of India (a) 4.500% 7/27/15	300,000	312,171
Turkiye Garanti Bankasi AS FRN (a) 2.955% 4/20/16	200,000	191,000
US Bank NA VRN EUR (c) 0.824% 2/28/17	700,000	890,539

		17,519,761

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.998% 1/27/14	$500,000	$503,544
Pernod-Ricard SA (a) 5.750% 4/07/21	300,000	356,922

		860,466

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	800,000	848,000
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	462,000

		1,310,000

Commercial Services — 0.5%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,443,950

Computers — 0.3%
Hewlett-Packard Co. FRN 0.711% 5/24/13	800,000	800,017

Diversified Financial — 12.2%
Ally Financial, Inc. FRN 3.638% 2/11/14	1,100,000	1,106,798
Ally Financial, Inc. FRN 3.779% 6/20/14	2,100,000	2,147,292
Ally Financial, Inc. 7.500% 9/15/20	1,000,000	1,147,500
American Express Credit Corp. 5.875% 5/02/13	595,000	613,678
American General Finance Corp. EUR (c) 4.125% 11/29/13	1,500,000	1,867,820
Banque PSA Finance FRN (Acquired 4/04/11, Cost $300,000) (a) (d) 2.361% 4/04/14	300,000	294,101
Citigroup, Inc. FRN 1.285% 2/15/13	100,000	100,195
Citigroup, Inc. FRN 1.906% 1/13/14	200,000	201,643
Credit Agricole Home Loan FRN (Acquired 4/21/11, Cost $600,000) (a) (d) 1.203% 7/21/14	600,000	594,134
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,500,000	3,538,955
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	2,900,000	2,927,551
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,300,000	1,310,836
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	700,000	701,425
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	500,000	518,354
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	100,000	104,912

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	$500,000	$582,621
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	122,540
Federal National Mortgage Association 0.875% 8/28/17	2,300,000	2,309,277
Federal National Mortgage Association 1.125% 4/27/17	800,000	814,291
Federal National Mortgage Association 1.250% 1/30/17	1,500,000	1,539,958
Federal National Mortgage Association 5.000% 2/13/17	100,000	118,537
Federal National Mortgage Association 5.375% 6/12/17	100,000	121,445
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,093,068
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	224,000
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	113,515
General Electric Capital Corp. VRN 7.125% 12/31/49	900,000	1,002,978
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	323,388
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	674,250
Macquarie Bank Ltd. (Acquired 04/07/11, Cost $1,796,490) (a) (d) 6.625% 4/07/21	1,800,000	1,926,180
Merrill Lynch & Co., Inc. EUR (c) 4.875% 5/30/14	600,000	811,571
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	101,528
Merrill Lynch & Co., Inc. 5.571% 10/04/12	900,000	900,090
Morgan Stanley FRN 2.937% 5/14/13	100,000	100,985
Morgan Stanley, Series F 6.625% 4/01/18	800,000	919,152
SLM Corp. 5.000% 10/01/13	900,000	932,625
SLM Corp. 5.050% 11/14/14	4,300,000	4,538,697
SLM Corp. 8.450% 6/15/18	100,000	117,122

		36,563,012

Electric — 0.7%
Comision Federal de Electricidad (a) 4.875% 5/26/21	1,200,000	1,341,000
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	118,167
Entergy Corp. 3.625% 9/15/15	100,000	105,196

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Korea Electric Power Corp. (a) 3.000% 10/05/15	$200,000	$208,544
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	104,558
Majapahit Holdings BV (b) 7.250% 6/28/17	100,000	118,500
Majapahit Holdings BV (b) 7.750% 10/17/16	200,000	237,000

		2,232,965

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	105,573

Holding Company – Diversified — 0.6%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,019,609
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	208,000
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	318,000
Noble Group Ltd. (b) 6.750% 1/29/20	100,000	106,000

		1,651,609

Insurance — 1.0%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,616,000
American International Group, Inc. VRN 8.175% 5/15/38	1,000,000	1,223,750

		2,839,750

Iron & Steel — 0.6%
CSN Resources SA (a) 6.500% 7/21/20	400,000	431,000
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	693,000
Gerdau Trade, Inc. (a) 5.750% 1/30/21	500,000	542,500

		1,666,500

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc. FRN 0.605% 5/21/13	700,000	701,175

Media — 0.3%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,000,000

Oil & Gas — 1.0%
Ecopetrol SA 7.625% 7/23/19	200,000	256,000
Indian Oil Corp. Ltd. (b) 4.750% 1/22/15	500,000	520,061
Petrobras International Finance Co. 5.375% 1/27/21	400,000	450,709

	Principal Amount	Value
Petrobras International Finance Co. 5.750% 1/20/20	$00,000	$455,919
Petrobras International Finance Co. 8.375% 12/10/18	200,000	254,920
Petroleos Mexicanos 5.500% 6/27/44	100,000	110,000
Petroleos Mexicanos 6.500% 6/02/41	700,000	872,550
Transocean, Inc. 4.950% 11/15/15	100,000	109,478

		3,029,637

Real Estate — 0.1%
Qatari Diar Finance QSC (b) 5.000% 7/21/20	200,000	228,500

Savings & Loans — 0.1%
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	388,000	436,306

Telecommunications — 2.8%
Deutsche Telekom International Finance BV GBP (c) 6.500% 4/08/22	1,500,000	3,055,362
France Telecom SA 4.375% 7/08/14	5,000,000	5,290,630

		8,345,992

Transportation — 0.4%
Asciano Finance (a) 5.000% 4/07/18	1,200,000	1,288,759

TOTAL CORPORATE DEBT (Cost $82,509,817)		85,645,399

MUNICIPAL OBLIGATIONS — 3.6%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	1,019,224
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,605,788
Buckeye Tobacco Settlement Financing Authority 5.875% 6/01/47	100,000	80,419
Dallas/Fort Worth International Airport 5.000% 11/01/21	1,300,000	1,502,397
Irvine Ranch Water District Joint Powers Agency 2.388% 3/15/14	500,000	500,930
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,346,080
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,634,520
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,436,604

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 5.700% 11/01/21	$500,000	$567,735

		10,693,697

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,885,165)		10,693,697

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
Automobile ABS — 0.1%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (c) 0.582% 10/25/20	135,637	173,716

Commercial MBS — 2.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 1.971% 11/15/15	185,134	184,922
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.830% 5/24/17	900,000	1,042,812
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.854% 6/11/40	856,081	892,191
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.929% 1/25/20	781,107	1,168,549
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.495% 5/15/19	455,461	540,377
Extended Stay America Trust, Series 2010-ESHA, Class A (a) 2.951% 11/05/27	289,722	291,889
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 9/15/20	100,000	112,969
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.983% 8/15/45	1,500,000	1,761,997
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 1.055% 10/23/16	711,744	1,086,724

		7,082,430

Credit Card ABS — 0.2%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.971% 8/15/18	600,000	626,560

	Principal Amount	Value
Other ABS — 0.6%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.689% 11/08/17	$1,081,305	$1,069,393
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.685% 5/21/21	500,000	483,759
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.711% 12/19/16	143,066	141,297

		1,694,449

WL Collateral CMO — 2.4%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.774% 9/25/36	105,731	97,815
Citigroup Mortgage Loan Trust 2005-11, Series 2005-11, Class A2A FRN 2.570% 10/25/35	733,132	656,938
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.229% 12/20/54	592,775	747,535
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.319% 12/20/54	278,953	351,767
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.399% 12/20/54	236,902	298,740
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN (c) 0.479% 12/20/54	236,902	232,241
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.844% 1/20/44	10,547	13,364
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.991% 9/20/44	290,293	459,389
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 1.011% 9/20/44	87,088	137,817
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.646% 9/25/35	734,748	718,597
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.477% 1/25/36	634,352	511,221

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	$1,288,080	$1,381,859
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,550,315	1,520,237

		7,127,520

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,218,363)		16,704,675

SOVEREIGN DEBT OBLIGATIONS — 7.5%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (c) 4.125% 9/15/17	100,000	136,023
Canada Housing Trust No 1 CAD (a) (c) 3.800% 6/15/21	100,000	115,492
Indonesia Government International Bond (b) 7.250% 4/20/15	100,000	113,750
Italy Buoni Poliennali Del Tesoro EUR (c) 2.250% 11/01/13	900,000	1,160,144
Italy Buoni Poliennali Del Tesoro EUR (c) 2.500% 3/01/15	400,000	510,905
Italy Buoni Poliennali Del Tesoro EUR (c) 3.000% 11/01/15	500,000	642,473
Italy Buoni Poliennali Del Tesoro EUR (c) 3.500% 6/01/14	100,000	130,875
Italy Buoni Poliennali Del Tesoro EUR (c) 3.750% 8/01/15	100,000	131,056
Italy Buoni Poliennali Del Tesoro EUR (c) 4.250% 8/01/13	4,200,000	5,504,397
Italy Buoni Poliennali Del Tesoro EUR (c) 4.500% 7/15/15	100,000	133,659
Italy Certificati di Credito del Tesoro Zero Coupon EUR (c) 0.000% 9/30/13	400,000	504,459
Korea Finance Corp. 3.250% 9/20/16	100,000	105,476
Korea Housing Finance Corp. (b) 4.125% 12/15/15	400,000	430,856
Mexican Bonos MXN (c) 6.000% 6/18/15	800,000	64,195

	Principal Amount	Value
Mexican Bonos MXN (c) 7.750% 12/14/17	$2,300,000	$201,087
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,895,326
Province of Ontario Canada 1.650% 9/27/19	100,000	100,290
Province of Ontario Canada CAD (c) 3.150% 6/02/22	200,000	211,504
Province of Ontario Canada CAD (c) 4.000% 6/02/21	1,900,000	2,153,005
Province of Ontario Canada CAD (c) 4.200% 6/02/20	200,000	229,376
Province of Ontario Canada CAD (c) 4.400% 6/02/19	300,000	346,738
Province of Ontario Canada 4.400% 4/14/20	500,000	593,194
Province of Quebec Canada 2.750% 8/25/21	200,000	209,391
Province of Quebec Canada CAD (c) 3.500% 12/01/22	1,800,000	1,932,560
Province of Quebec Canada CAD (c) 4.250% 12/01/21	1,900,000	2,172,428
Province of Quebec Canada CAD (c) 4.500% 12/01/20	500,000	581,268
Republic of Indonesia (b) 7.500% 1/15/16	100,000	117,625
Russia Government International Bond STEP (b) 7.500% 3/31/30	563,500	711,419
Spain Government Bond EUR (c) 4.400% 1/31/15	200,000	261,377
United Mexican States MXN (c) 10.000% 12/05/24	200,000	21,852

		22,422,200

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,521,283)		22,422,200

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 62.8%
Pass-Through Securities — 62.8%
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	498,437
Pool #AM0414 2.870% 9/01/27	200,000	199,524
Pool #993382 4.000% 6/01/24	840,880	898,100
Pool #AE7266 4.000% 1/01/41	203,022	218,431
Pool #AI8873 4.000% 8/01/41	431,195	463,922

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AI8985 4.000% 8/01/41	$488,252	$525,309
Pool #AJ4460 4.000% 12/01/41	2,847,664	3,063,797
Pool #MA0531 4.500% 8/01/20	61,871	66,659
Pool #930858 4.500% 4/01/24	113,858	122,669
Pool #AB0554 4.500% 4/01/24	543,688	586,440
Pool #931412 4.500% 6/01/24	436,559	470,342
Pool #AA9136 4.500% 8/01/24	1,751,127	1,886,634
Pool #932561 4.500% 2/01/25	79,905	86,088
Pool #AD3832 4.500% 4/01/25	929,507	1,001,435
Pool #930997 4.500% 4/01/29	2,355,444	2,551,885
Pool #931504 4.500% 7/01/39	301,101	330,024
Pool #AC1095 4.500% 7/01/39	650,850	709,299
Pool #932277 4.500% 12/01/39	262,325	288,752
Pool #AD1593 4.500% 2/01/40	12,052,121	13,021,469
Pool #AD1656 4.500% 3/01/40	5,566,194	6,013,881
Pool #AE3461 4.500% 10/01/40	826,175	894,173
Pool #AH1275 4.500% 1/01/41	1,827,369	1,977,771
Pool #AH5583 4.500% 2/01/41	23,088	25,024
Pool #AH4108 4.500% 3/01/41	759,115	822,780
Pool #AH7801 4.500% 3/01/41	801,840	876,511
Pool #AH8594 4.500% 3/01/41	360,965	391,238
Pool #AL0160 4.500% 5/01/41	1,482,932	1,604,984
Pool #AI0788 4.500% 6/01/41	804,125	871,565
Pool #889996 5.500% 6/01/38	20,999,998	22,988,435
Federal National Mortgage Association TBA
Pool #1866 2.500% 5/01/27 (e)	1,000,000	1,048,945

	Principal Amount	Value
Pool #4491 3.000% 11/01/26 (e)	$9,000,000	$9,540,703
Pool #1817 3.000% 6/01/42 (e)	2,000,000	2,111,094
Pool #1817 3.000% 6/01/42 (e)	4,000,000	4,211,562
Pool #606 3.500% 12/01/25 (e)	2,000,000	2,128,125
Pool #1358 3.500% 12/01/41 (e)	35,000,000	37,441,796
Pool #5170 4.000% 4/01/24 (e)	6,000,000	6,414,375
Pool #7984 4.000% 8/01/40 (e)	29,000,000	31,215,780
Pool #11047 4.500% 6/01/39 (e)	17,000,000	18,405,155
Pool #29605 5.000% 11/01/36 (e)	8,000,000	8,723,125
Pool #45716 5.500% 2/01/35 (e)	3,000,000	3,287,344

		187,983,582

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $186,508,307)		187,983,582

U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Bonds & Notes — 23.4%
U.S. Treasury Inflation Index 0.125% 1/15/22	2,126,040	2,320,705
U.S. Treasury Inflation Index 0.125% 7/15/22	797,144	871,066
U.S. Treasury Inflation Index 0.625% 7/15/21	1,220,004	1,396,619
U.S. Treasury Inflation Index 0.750% 2/15/42	1,216,896	1,322,138
U.S. Treasury Inflation Index 1.125% 1/15/21	104,749	124,005
U.S. Treasury Inflation Index 1.250% 7/15/20	525,350	628,081
U.S. Treasury Inflation Index 1.750% 1/15/28	1,203,147	1,557,794
U.S. Treasury Inflation Index 2.000% 1/15/26	115,450	151,690
U.S. Treasury Inflation Index 2.375% 1/15/25	121,563	165,003
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	6,590,250	9,096,601
U.S. Treasury Inflation Index 2.500% 1/15/29	2,454,698	3,511,178
U.S. Treasury Note 0.250% 8/31/14	7,000,000	7,001,449

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.250% 9/30/14	$7,100,000	$7,101,941
U.S. Treasury Note (g) (f) 0.500% 7/31/17	10,200,000	10,149,957
U.S. Treasury Note 0.750% 6/30/17	6,200,000	6,247,130
U.S. Treasury Note (f) 0.875% 7/31/19	6,500,000	6,438,047
U.S. Treasury Note 1.250% 10/31/15	9,700,000	9,971,979
U.S. Treasury Note (g) (f) 1.750% 5/15/22	2,100,000	2,129,547

		70,184,930

TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,503,309)		70,184,930

TOTAL BONDS & NOTES (Cost $385,142,335)		394,612,733

TOTAL LONG-TERM INVESTMENTS (Cost $386,242,335)		395,717,573

SHORT-TERM INVESTMENTS — 11.7%
Commercial Paper — 0.6%
Itau Unibanco SA 0.010% 11/05/12	1,900,000	1,896,900

Repurchase Agreements — 3.5%
Goldman Sachs & Co. Repurchase Agreement, dated 9/28/12, 0.210%, due 10/01/12 (h)	9,700,000	9,700,000
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (i)	844,356	844,356

		10,544,356

Sovereign Debt Obligations — 7.4%
Mexico Cetes MXN (c) 0.010% 10/18/12	223,700,000	17,339,300
Mexico Cetes MXN (c) 0.010% 11/15/12	19,731,000	1,524,301
Mexico Cetes MXN (c) 0.010% 11/29/12	24,000,000	1,850,746
Mexico Cetes MXN (c) 0.010% 12/13/12	15,000,000	1,154,791
Spain Letras del Tesoro EUR (c) 0.000% 9/20/13	300,000	374,829

		22,243,967

	Principal Amount	Value
Time Deposits — 0.2%
Euro Time Deposit 0.010% 10/01/12	$615,088	$615,088

U.S. Treasury Bills — 0.0%
U.S. Treasury Bill 0.000% 7/25/13 (g)	20,000	19,975

TOTAL SHORT-TERM INVESTMENTS (Cost $34,838,074)		35,320,286

TOTAL INVESTMENTS — 143.9% (Cost $421,080,409) (j)		431,037,859

Other Assets/ (Liabilities) — (43.9)%		(131,471,283)

NET ASSETS — 100.0%		$299,566,576

SECURITIES SOLD SHORT — (1.1)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (1.1)%
Pass-Through Securities — (1.1)%
Federal National Mortgage Association TBA Pool #45519 5.500% 2/01/35 (e)	(3,000,000)	(3,289,219)

TOTAL SECURITIES SOLD SHORT — (1.1)% (Cost $(3,297,539))		(3,289,219)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $27,148,703 or 9.06% of net assets.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $7,412,310 or 2.47% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $6,407,809 or 2.14% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	Maturity value of $9,700,170. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date ranging of 02/01/41, and an aggregate market value, including accrued interest, of $10,029,409.
(i)	Maturity value of $844,357. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $862,738.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Aerospace & Defense — 0.9%
Moog, Inc. Class A (a)	28,420	$1,076,265
Teledyne Technologies, Inc. (a)	22,820	1,446,560

		2,522,825

Airlines — 0.5%
Spirit Airlines, Inc. (a)	46,390	792,341
US Airways Group, Inc. (a) (b)	55,280	578,229

		1,370,570

Apparel — 2.4%
Steven Madden Ltd. (a)	14,480	633,066
Under Armour, Inc. Class A (a)	104,100	5,811,903

		6,444,969

Automotive & Parts — 0.9%
Allison Transmission Holdings, Inc. (b)	17,854	359,222
Dana Holding Corp.	49,250	605,775
Tenneco, Inc. (a)	51,210	1,433,880

		2,398,877

Banks — 3.0%
BancorpSouth, Inc.	50,560	745,254
Boston Private Financial Holdings, Inc.	114,900	1,101,891
East West Bancorp, Inc.	29,120	615,014
First Horizon National Corp.	93,060	896,168
International Bancshares Corp.	45,030	857,822
MB Financial, Inc.	30,470	601,783
National Penn Bancshares, Inc.	84,100	766,151
Pinnacle Financial Partners, Inc. (a)	42,670	824,385
PrivateBancorp, Inc.	6,260	100,097
Sterling Financial Corp.	23,093	514,281
Webster Financial Corp.	19,900	471,630
Western Alliance Bancorp (a)	38,770	395,454

		7,889,930

Beverages — 0.8%
The Boston Beer Co., Inc. Class A (a) (b)	19,400	2,172,218

Biotechnology — 2.0%
Arena Pharmaceuticals, Inc. (a) (b)	34,770	289,286
Exelixis, Inc. (a) (b)	136,190	656,436
Immunogen, Inc. (a) (b)	21,800	318,280
Incyte Corp. (a) (b)	109,300	1,972,865
Momenta Pharmaceuticals, Inc. (a)	31,200	454,584
NPS Pharmaceuticals, Inc. (a)	48,970	452,973
Seattle Genetics, Inc. (a) (b)	42,230	1,138,098

		5,282,522

	Number of Shares	Value
Building Materials — 0.9%
Armstrong World Industries, Inc.	12,410	$575,452
Lennox International, Inc.	8,420	407,191
Louisiana-Pacific Corp. (a)	39,630	495,375
Owens Corning, Inc. (a)	19,840	663,846
Trex Co., Inc. (a)	11,054	377,163

		2,519,027

Chemicals — 2.0%
American Vanguard Corp.	82,300	2,864,040
Ferro Corp. (a)	137,590	471,934
Methanex Corp.	57,185	1,632,060
Minerals Technologies, Inc.	4,800	340,464

		5,308,498

Commercial Services — 3.2%
AerCap Holdings NV (a)	77,460	968,250
AVEO Pharmaceuticals, Inc. (a) (b)	64,060	666,865
Convergys Corp.	65,680	1,029,206
CoStar Group, Inc. (a)	2,700	220,158
Forrester Research, Inc.	24,300	699,111
Huron Consulting Group, Inc. (a)	17,910	623,626
On Assignment, Inc. (a)	14,100	280,872
PAREXEL International Corp. (a)	26,577	817,508
Team Health Holdings, Inc. (a)	20,400	553,452
United Rentals, Inc. (a)	12,320	402,987
Wright Express Corp. (a)	21,700	1,512,924
Zillow, Inc. (a) (b)	16,100	679,098

		8,454,057

Computers — 4.8%
Cadence Design Systems, Inc. (a)	73,680	947,893
LivePerson, Inc. (a)	37,630	681,479
LogMeIn, Inc. (a)	91,600	2,054,588
MICROS Systems, Inc. (a)	81,600	4,008,192
Riverbed Technology, Inc. (a)	16,910	393,496
Stratasys, Inc. (a) (b)	45,000	2,448,000
Sykes Enterprises, Inc. (a)	25,805	346,819
Syntel, Inc.	11,390	710,850
Vocera Communications, Inc. (a)	37,100	1,146,761

		12,738,078

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc. (a)	20,730	979,285

Distribution & Wholesale — 1.2%
Owens & Minor, Inc.	8,420	251,590
Watsco, Inc.	33,500	2,538,965
WESCO International, Inc. (a)	8,060	461,032

		3,251,587

Diversified Financial — 6.9%
AllianceBernstein Holding LP	134,200	2,068,022
Financial Engines, Inc. (a)	140,180	3,340,490
Greenhill & Co., Inc. (b)	84,500	4,372,875

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Technology Group, Inc. (a)	61,100	$531,570
National Financial Partners Corp. (a)	47,330	799,877
Netspend Holdings, Inc. (a)	19,910	195,715
Portfolio Recovery Associates, Inc. (a)	62,000	6,474,660
WisdomTree Investments, Inc. (a)	57,700	386,590

		18,169,799

Electrical Components & Equipment — 0.1%
Universal Display Corp. (a) (b)	11,590	398,464

Electronics — 2.0%
Coherent, Inc. (a)	12,100	554,906
Faro Technologies, Inc. (a)	79,200	3,272,544
Jabil Circuit, Inc.	40,270	753,854
Rogers Corp. (a)	18,800	796,368

		5,377,672

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a) (b)	25,600	566,912

Entertainment — 0.8%
Churchill Downs, Inc.	18,850	1,182,272
DreamWorks Animation SKG, Inc. Class A (a) (b)	42,570	818,621

		2,000,893

Environmental Controls — 1.2%
Waste Connections, Inc.	108,500	3,282,125

Forest Products & Paper — 1.0%
KapStone Paper and Packaging Corp. (a)	75,440	1,689,102
Potlatch Corp.	22,400	837,088

		2,526,190

Gas — 0.3%
Southwest Gas Corp.	19,950	881,790

Health Care – Products — 7.7%
ABIOMED, Inc. (a) (b)	24,990	524,540
Bruker Corp. (a)	31,710	415,084
Cyberonics, Inc. (a)	97,100	5,089,982
Dexcom, Inc. (a)	331,500	4,982,445
Globus Medical, Inc. Class A (a)	11,171	201,413
HeartWare International, Inc. (a)	25,440	2,403,825
Insulet Corp. (a)	69,400	1,497,652
Volcano Corp. (a)	181,610	5,188,598

		20,303,539

Health Care – Services — 1.8%
Air Methods Corp. (a)	4,720	563,426
Covance, Inc. (a)	14,900	695,681
Health Management Associates, Inc. Class A (a)	161,250	1,352,888
HealthSouth Corp. (a)	19,310	464,599
Kindred Healthcare, Inc. (a)	89,240	1,015,551

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	10,220	$577,941

		4,670,086

Home Builders — 1.0%
Meritage Home Corp. (a)	23,020	875,451
PulteGroup, Inc. (a)	24,780	384,090
Standard Pacific Corp. (a) (b)	187,440	1,267,094

		2,526,635

Household Products — 0.5%
Samsonite International SA	300,000	574,871
Tumi Holdings, Inc. (a) (b)	27,380	644,525

		1,219,396

Insurance — 1.0%
eHealth, Inc. (a)	48,480	909,970
The Hanover Insurance Group, Inc.	8,300	309,258
Primerica, Inc.	24,100	690,224
Protective Life Corp.	26,350	690,633

		2,600,085

Internet — 6.6%
Bazaarvoice, Inc. (a)	44,950	680,992
BroadSoft, Inc. (a)	93,010	3,815,270
Constant Contact, Inc. (a)	31,010	539,574
DealerTrack Holdings, Inc. (a)	18,400	512,440
Dropbox, Inc. (a) (c)	12,328	111,557
HomeAway, Inc. (a) (b)	26,930	631,508
IAC/InterActiveCorp	37,280	1,940,797
OpenTable, Inc. (a)	59,900	2,491,840
Pandora Media, Inc. (a)	52,150	571,043
Sapient Corp. (a)	357,680	3,812,869
Shutterfly, Inc. (a)	21,355	664,568
Splunk, Inc. (a)	6,480	237,946
ValueClick, Inc. (a)	47,100	809,649
Web.com Group, Inc. (a)	34,020	610,659

		17,430,712

Leisure Time — 0.8%
Brunswick Corp.	14,420	326,325
LIFE TIME FITNESS, Inc. (a)	39,400	1,802,156

		2,128,481

Machinery – Diversified — 2.3%
DXP Enterprises, Inc. (a)	7,350	351,109
IDEX Corp.	8,340	348,362
The Middleby Corp. (a)	1,940	224,342
Sauer-Danfoss, Inc.	5,650	227,186
Wabtec Corp.	60,700	4,873,603

		6,024,602

Manufacturing — 3.4%
Acuity Brands, Inc.	32,510	2,057,558
Colfax Corp. (a)	10,310	378,068
Fabrinet (a)	29,080	337,037
FreightCar America, Inc.	23,938	425,857

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hexcel Corp. (a)	67,400	$1,618,948
Polypore International, Inc. (a) (b)	18,920	668,822
Proto Labs, Inc. (a) (b)	50,200	1,697,764
Raven Industries, Inc.	57,400	1,689,282

		8,873,336

Media — 1.4%
FactSet Research Systems, Inc.	37,462	3,612,086

Oil & Gas — 2.0%
Atwood Oceanics, Inc. (a)	14,790	672,205
Carrizo Oil & Gas, Inc. (a)	22,020	550,720
Comstock Resources, Inc. (a)	46,470	854,119
Patterson-UTI Energy, Inc.	86,330	1,367,467
Rex Energy Corp. (a)	28,600	381,810
Rosetta Resources, Inc. (a)	28,020	1,342,158

		5,168,479

Oil & Gas Services — 4.3%
Core Laboratories NV	21,900	2,660,412
Dril-Quip, Inc. (a)	81,200	5,836,656
Forum Energy Technologies, Inc. (a) (b)	64,600	1,571,072
ION Geophysical Corp. (a)	110,153	764,462
Trican Well Service Ltd.	44,050	573,084

		11,405,686

Packaging & Containers — 1.4%
Graphic Packaging Holding Co. (a)	182,570	1,060,732
Packaging Corporation of America	16,890	613,107
Silgan Holdings, Inc.	47,680	2,074,557

		3,748,396

Pharmaceuticals — 4.2%
Algeta ASA (a)	10,780	278,893
Align Technology, Inc. (a)	10,540	389,664
Alkermes Plc (a)	38,700	803,025
Auxilium Pharmaceuticals, Inc. (a)	13,110	320,671
AVANIR Pharmaceuticals, Inc. (a) (b)	124,400	398,080
Catamaran Corp. (a)	9,728	953,052
Cubist Pharmaceuticals, Inc. (a)	44,040	2,099,827
Ironwood Pharmaceuticals, Inc. (a)	110,140	1,407,589
The Medicines Co. (a)	19,920	514,135
Neogen Corp. (a)	29,400	1,255,380
Onyx Pharmaceuticals, Inc. (a)	5,000	422,500
Optimer Pharmaceuticals, Inc. (a) (b)	60,070	848,188
Rigel Pharmaceuticals, Inc. (a)	18,780	192,495
Salix Pharmaceuticals Ltd. (a)	32,210	1,363,772

		11,247,271

Pipelines — 0.6%
SemGroup Corp. Class A (a)	43,850	1,615,873

Real Estate Investment Trusts (REITS) — 1.9%
Acadia Realty Trust	17,000	421,940

	Number of Shares	Value
American Campus Communities, Inc.	8,770	$384,828
Coresite Realty Corp.	16,370	441,008
MFA Financial, Inc.	94,500	803,250
Pebblebrook Hotel Trust	26,850	628,021
PS Business Parks, Inc.	14,389	961,473
Sunstone Hotel Investors, Inc. (a)	99,310	1,092,410
Two Harbors Investment Corp.	28,190	331,232

		5,064,162

Retail — 8.9%
AFC Enterprises, Inc. (a)	20,000	492,000
ANN, Inc. (a)	17,690	667,444
BJ’s Restaurants, Inc. (a)	86,700	3,931,845
Buffalo Wild Wings, Inc. (a)	7,360	631,046
Burger King Worldwide, Inc. (a) (b)	25,000	348,500
Casey’s General Stores, Inc.	8,910	509,117
The Cheesecake Factory, Inc.	52,090	1,862,217
The Children’s Place Retail Store, Inc. (a)	9,530	571,800
Columbia Sportswear Co. (b)	12,800	691,200
Denny’s Corp. (a)	143,070	693,890
DSW, Inc. Class A	11,040	736,589
Fifth & Pacific Cos., Inc. (a)	87,040	1,112,371
Francesca’s Holdings Corp. (a)	10,800	331,884
GameStop Corp. Class A (b)	27,500	577,500
GNC Holdings, Inc. Class A	11,290	439,971
Hanesbrands, Inc. (a)	25,174	802,547
Hibbett Sports, Inc. (a)	7,490	445,281
HSN, Inc.	28,550	1,400,378
Panera Bread Co. Class A (a)	10,000	1,708,900
Rue21, Inc. (a)	13,440	418,656
Tile Shop Holdings, Inc. (a)	52,100	749,198
Urban Outfitters, Inc. (a)	16,690	626,876
Zumiez, Inc. (a) (b)	138,400	3,837,832

		23,587,042

Semiconductors — 3.2%
Cypress Semiconductor Corp. (a)	59,400	636,768
Fairchild Semiconductor International, Inc. (a)	53,390	700,477
Hittite Microwave Corp. (a)	59,100	3,278,277
Lattice Semiconductor Corp. (a)	104,950	401,959
Microsemi Corp. (a)	39,200	786,744
Monolithic Power Systems, Inc. (a)	29,900	590,525
Nanometrics, Inc. (a)	37,240	514,284
ON Semiconductor Corp. (a)	92,000	567,640
Skyworks Solutions, Inc. (a)	22,330	526,207
Ultratech, Inc. (a)	16,180	507,728

		8,510,609

Software — 5.1%
Concur Technologies, Inc. (a)	8,950	659,883
Cornerstone OnDemand, Inc. (a)	42,100	1,290,786
Demandware, Inc. (a) (b)	13,800	438,150

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Imperva, Inc. (a)	13,760	$508,982
Jive Software, Inc. (a)	27,000	424,170
Parametric Technology Corp. (a)	13,930	303,674
Pegasystems, Inc.	27,970	812,249
Solera Holdings, Inc.	48,270	2,117,605
TiVo, Inc. (a)	142,290	1,484,085
Tyler Technologies, Inc. (a)	60,800	2,676,416
The Ultimate Software Group, Inc. (a)	26,000	2,654,600

		13,370,600

Telecommunications — 1.5%
Ciena Corp. (a)	33,740	458,864
DigitalGlobe, Inc. (a) (b)	37,800	770,742
Finisar Corp. (a) (b)	23,230	332,189
Ixia (a)	47,180	758,182
tw telecom, Inc. (a)	34,170	890,812
Vonage Holdings Corp. (a)	314,210	716,399

		3,927,188

Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	21,170	190,953

Transportation — 1.2%
Con-way, Inc.	12,860	351,978
Hub Group, Inc. Class A (a)	20,310	602,801
Landstar System, Inc.	15,920	752,698
Old Dominion Freight Line, Inc. (a)	24,207	730,083
Swift Transportation Co. (a)	75,900	654,258

		3,091,818

TOTAL COMMON STOCK (Cost $218,864,123)		254,853,323

TOTAL EQUITIES (Cost $218,864,123)		254,853,323

MUTUAL FUNDS — 10.1%
Diversified Financial — 10.1%
iShares Russell 2000 Growth Index Fund	8,670	828,939
iShares Russell 2000 Index Fund (b)	25,960	2,166,621
State Street Navigator Securities Lending Prime Portfolio (d)	23,700,069	23,700,069

		26,695,629

TOTAL MUTUAL FUNDS (Cost $26,688,479)		26,695,629

TOTAL LONG-TERM INVESTMENTS (Cost $245,552,602)		281,548,952

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$6,443,001	$6,443,001

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	1,918	1,918

TOTAL SHORT-TERM INVESTMENTS (Cost $6,444,919)		6,444,919

TOTAL INVESTMENTS — 108.9% (Cost $251,997,521) (f)		287,993,871

Other Assets/(Liabilities) — (8.9)%		(23,602,811)

NET ASSETS — 100.0%		$264,391,060

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $23,090,033. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $6,443,007. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $6,578,342.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.7%
Aerospace & Defense — 0.9%
Kaman Corp.	20,900	$749,474
Kratos Defense & Security Solutions, Inc. (a)	56,700	331,128

		1,080,602

Agriculture — 0.2%
Alliance One International, Inc. (a)	80,900	261,307

Airlines — 1.2%
Alaska Air Group, Inc. (a)	39,200	1,374,352

Apparel — 0.2%
True Religion Apparel, Inc.	9,700	206,901

Automotive & Parts — 0.1%
Modine Manufacturing Co. (a)	22,600	166,788

Banks — 7.0%
Columbia Banking System, Inc.	19,800	367,092
East West Bancorp, Inc.	75,400	1,592,448
Glacier Bancorp, Inc.	52,300	814,834
Home Bancshares, Inc.	33,900	1,155,651
Sandy Spring Bancorp, Inc.	22,700	436,975
Signature Bank (a)	14,200	952,536
SVB Financial Group (a)	27,200	1,644,512
Wintrust Financial Corp.	28,200	1,059,474

		8,023,522

Biotechnology — 0.4%
Momenta Pharmaceuticals, Inc. (a)	27,900	406,503

Building Materials — 3.2%
Comfort Systems USA, Inc.	35,700	390,201
Drew Industries, Inc. (a)	35,600	1,075,476
Gibraltar Industries, Inc. (a)	45,900	588,438
Quanex Building Products Corp.	26,400	497,376
Texas Industries, Inc. (b)	7,600	308,940
Universal Forest Products, Inc.	18,900	785,106

		3,645,537

Chemicals — 2.9%
American Vanguard Corp.	34,600	1,204,080
Innospec, Inc. (a)	41,000	1,390,720
Minerals Technologies, Inc.	9,800	695,114

		3,289,914

Coal — 0.5%
Cloud Peak Energy, Inc. (a)	29,200	528,520

Commercial Services — 6.2%
Aaron’s, Inc.	88,700	2,466,747
Electro Rent Corp.	54,800	969,412
FTI Consulting, Inc. (a)	10,600	282,808
Landauer, Inc.	9,200	549,424
McGrath RentCorp	46,100	1,202,749

	Number of Shares	Value
Navigant Consulting, Inc. (a)	47,900	$529,295
On Assignment, Inc. (a)	40,000	796,800
TNS, Inc. (a)	18,300	273,585

		7,070,820

Computers — 0.2%
Xyratex Ltd.	26,200	241,040

Distribution & Wholesale — 2.9%
Beacon Roofing Supply, Inc. (a)	72,400	2,063,400
Pool Corp.	29,300	1,218,294

		3,281,694

Diversified Financial — 2.1%
JMP Group, Inc.	26,000	142,740
KBW, Inc.	22,700	373,869
Piper Jaffray Cos., Inc. (a)	10,600	269,770
Stifel Financial Corp. (a)	47,100	1,582,560

		2,368,939

Electric — 3.5%
Black Hills Corp.	14,900	529,993
Cleco Corp.	31,050	1,303,479
El Paso Electric Co.	28,500	976,125
NorthWestern Corp.	18,900	684,747
PNM Resources, Inc.	23,100	485,793

		3,980,137

Electrical Components & Equipment — 2.3%
Advanced Energy Industries, Inc. (a)	43,900	540,848
Belden, Inc.	26,400	973,632
Littelfuse, Inc.	19,000	1,074,260

		2,588,740

Electronics — 3.1%
Analogic Corp.	9,300	726,981
Cymer, Inc. (a)	17,100	873,126
Electro Scientific Industries, Inc.	31,500	384,930
Methode Electronics, Inc.	20,200	196,142
Newport Corp. (a)	32,800	362,768
Woodward, Inc.	30,500	1,036,390

		3,580,337

Engineering & Construction — 0.7%
Aegion Corp. (a)	41,000	785,560

Entertainment — 0.6%
Ascent Media Corp. Series A (a)	12,900	696,729

Environmental Controls — 1.5%
Mine Safety Appliances Co.	16,700	622,409
Waste Connections, Inc.	35,000	1,058,750

		1,681,159

Foods — 0.4%
Nash Finch Co.	19,900	406,358

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Products & Paper — 3.1%
Clearwater Paper Corp. (a)	23,600	$974,916
Deltic Timber Corp.	15,500	1,011,530
Potlatch Corp.	28,300	1,057,571
Wausau Paper Corp.	51,800	479,668

		3,523,685

Gas — 1.0%
Southwest Gas Corp.	21,600	954,720
Vectren Corp.	6,700	191,620

		1,146,340

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	10,100	610,949

Health Care – Products — 1.5%
Quidel Corp. (a) (b)	27,800	526,254
West Pharmaceutical Services, Inc.	21,400	1,135,698

		1,661,952

Health Care – Services — 1.1%
National Healthcare Corp.	16,600	792,484
Triple-S Management Corp. Class B (a)	24,700	516,230

		1,308,714

Home Builders — 1.9%
M/I Homes, Inc. (a)	20,200	390,668
Meritage Home Corp. (a)	32,400	1,232,172
Winnebago Industries, Inc. (a)	43,700	551,931

		2,174,771

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (b)	14,800	324,416
Stanley Furniture Co., Inc. (a)	24,000	116,880

		441,296

Household Products — 0.4%
CSS Industries, Inc.	23,100	474,705

Insurance — 5.5%
Alterra Capital Holdings Ltd.	33,300	797,202
Assured Guaranty Ltd.	30,582	416,527
Employers Holdings, Inc.	18,500	339,105
Markel Corp. (a)	1,720	788,603
Meadowbrook Insurance Group, Inc.	24,000	184,560
National Interstate Corp.	33,800	872,040
ProAssurance Corp.	29,300	2,649,892
Radian Group, Inc.	44,000	190,960

		6,238,889

Internet — 1.1%
Safeguard Scientifics, Inc. (a)	45,800	718,602
Websense, Inc. (a)	31,700	496,105

		1,214,707

Investment Companies — 0.3%
Ares Capital Corp.	18,700	320,518

	Number of Shares	Value
Iron & Steel — 1.4%
Carpenter Technology Corp.	22,400	$1,171,968
Schnitzer Steel Industries, Inc. Class A	14,500	408,175

		1,580,143

Leisure Time — 0.3%
Brunswick Corp.	16,500	373,395

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	71,800	639,020

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc. (a)	14,900	470,989

Machinery – Diversified — 4.0%
Cascade Corp.	11,600	634,984
Cognex Corp.	10,000	345,800
IDEX Corp.	27,500	1,148,675
Nordson Corp.	26,800	1,571,016
Robbins & Myers, Inc.	14,500	864,200

		4,564,675

Manufacturing — 3.1%
AptarGroup, Inc.	31,700	1,639,207
Matthews International Corp. Class A	29,100	867,762
Myers Industries, Inc.	51,900	810,678
Proto Labs, Inc. (a) (b)	6,800	229,976

		3,547,623

Media — 0.6%
The Dolan Co. (a)	43,100	231,878
Saga Communications, Inc. Class A (a)	12,400	502,448

		734,326

Metal Fabricate & Hardware — 0.6%
Circor International, Inc.	16,800	634,200

Mining — 3.3%
AMCOL International Corp.	21,400	725,032
Franco-Nevada Corp.	21,500	1,267,343
North American Palladium Ltd. (a)	194,000	368,600
Royal Gold, Inc.	14,100	1,408,026

		3,769,001

Oil & Gas — 2.8%
Atwood Oceanics, Inc. (a)	12,500	568,125
Hercules Offshore, Inc. (a)	44,600	217,648
Northern Oil and Gas, Inc. (a)	42,000	713,580
Oasis Petroleum, Inc. (a)	33,900	999,033
PDC Energy, Inc. (a)	9,400	297,322
Swift Energy Co. (a)	19,900	415,512

		3,211,220

Oil & Gas Services — 1.0%
C&J Energy Services, Inc. (a) (b)	15,000	298,500
CARBO Ceramics, Inc. (b)	8,100	509,652
TETRA Technologies, Inc. (a)	58,300	352,715

		1,160,867

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 7.0%
Acadia Realty Trust	32,600	$809,132
CBL & Associates Properties, Inc.	78,900	1,683,726
Cedar Realty Trust, Inc.	61,900	326,832
First Potomac Realty Trust	52,500	676,200
Kilroy Realty Corp.	31,200	1,397,136
LaSalle Hotel Properties	37,950	1,012,885
Pebblebrook Hotel Trust	37,900	886,481
Saul Centers, Inc.	15,500	688,200
Washington Real Estate Investment Trust	20,300	544,446

		8,025,038

Retail — 2.6%
Fred’s, Inc. Class A	34,400	489,512
Haverty Furniture Cos., Inc.	41,500	576,020
MarineMax, Inc. (a)	37,400	310,046
The Men’s Wearhouse, Inc.	28,500	981,255
Stein Mart, Inc. (a)	65,900	560,809

		2,917,642

Semiconductors — 1.6%
ATMI, Inc. (a)	19,600	363,972
Brooks Automation, Inc.	39,300	315,579
Cabot Microelectronics Corp.	13,100	460,334
Teradyne, Inc. (a)	50,900	723,798

		1,863,683

Software — 1.8%
Accelrys, Inc. (a)	29,210	252,959
Progress Software Corp. (a)	45,000	962,550
SYNNEX Corp. (a)	25,600	834,048

		2,049,557

Telecommunications — 1.5%
Ixia (a)	57,200	919,204
Premiere Global Services, Inc. (a)	60,300	563,805
Sonus Networks, Inc. (a)	135,100	253,988

		1,736,997

Textiles — 0.9%
Culp, Inc.	23,000	270,480
G&K Services, Inc. Class A	24,500	767,095

		1,037,575

Transportation — 6.3%
Genesee & Wyoming, Inc. Class A (a)	32,350	2,162,921
Hub Group, Inc. Class A (a)	20,800	617,344
Kirby Corp. (a)	32,550	1,799,364
Landstar System, Inc.	47,300	2,236,344
Overseas Shipholding Group, Inc. (b)	21,000	138,600
Teekay Tankers Ltd. Class A (b)	61,800	231,132

		7,185,705

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $79,767,123)		$110,283,641

CONVERTIBLE PREFERRED STOCK — 0.1%
Banks — 0.1%
East West Bancorp, Inc., Series A 8.000%	100	150,500

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $69,896)		150,500

TOTAL EQUITIES (Cost $79,837,019)		110,434,141

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
iShares Russell 2000 Value Index Fund (b)	10,700	791,158
State Street Navigator Securities Lending Prime Portfolio (c)	2,517,804	2,517,804
T. Rowe Price Reserve Investment Fund	1,000	1,000

		3,309,962

TOTAL MUTUAL FUNDS (Cost $3,222,423)		3,309,962

TOTAL LONG-TERM INVESTMENTS (Cost $83,059,442)		113,744,103

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$3,235,424	3,235,424

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	935	935

TOTAL SHORT-TERM INVESTMENTS (Cost $3,236,359)		3,236,359

TOTAL INVESTMENTS — 102.6% (Cost $86,295,801) (e)		116,980,462

Other Assets/(Liabilities) — (2.6)%		(2,937,129)

NET ASSETS — 100.0%		$114,043,333

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $2,446,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,235,426. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,303,428.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Apparel — 1.1%
The Jones Group, Inc.	156,050	$2,008,364

Automotive & Parts — 2.9%
Dana Holding Corp.	97,020	1,193,346
Lear Corp.	58,310	2,203,535
TRW Automotive Holdings Corp. (a)	40,190	1,756,705

		5,153,586

Banks — 9.2%
Associated Banc-Corp.	150,860	1,986,826
CapitalSource, Inc.	333,890	2,530,886
Comerica, Inc.	72,730	2,258,266
Huntington Bancshares, Inc.	362,240	2,499,456
Popular, Inc. (a)	79,169	1,379,916
Susquehanna Bancshares, Inc.	189,645	1,983,687
Webster Financial Corp.	50,090	1,187,133
Zions Bancorp	121,360	2,506,691

		16,332,861

Beverages — 1.3%
Constellation Brands, Inc. Class A (a)	73,750	2,385,812

Building Materials — 1.4%
Fortune Brands Home & Security, Inc. (a)	93,140	2,515,711

Chemicals — 0.5%
Ferro Corp. (a)	245,820	843,163

Commercial Services — 2.6%
Avis Budget Group, Inc. (a)	101,320	1,558,301
Convergys Corp.	110,782	1,735,954
Hertz Global Holdings, Inc. (a)	100,590	1,381,101

		4,675,356

Distribution & Wholesale — 0.7%
Ingram Micro, Inc. Class A (a)	86,800	1,321,964

Diversified Financial — 1.2%
Legg Mason, Inc.	86,880	2,144,198

Electric — 5.0%
Great Plains Energy, Inc.	98,370	2,189,716
NV Energy, Inc.	122,640	2,208,747
PNM Resources, Inc.	109,010	2,292,480
Portland General Electric Co.	77,335	2,091,138

		8,782,081

Electrical Components & Equipment — 2.0%
EnerSys (a)	30,770	1,085,873
General Cable Corp. (a)	80,940	2,378,017

		3,463,890

Electronics — 5.7%
Arrow Electronics, Inc. (a)	56,290	1,897,536

	Number of Shares	Value
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	354,826	$1,234,794
Avnet, Inc. (a)	65,350	1,901,032
Flextronics International Ltd. (a)	236,120	1,416,720
TTM Technologies, Inc. (a)	182,510	1,721,069
Vishay Intertechnology, Inc. (a)	204,800	2,013,184

		10,184,335

Engineering & Construction — 0.6%
Tutor Perini Corp. (a)	88,130	1,008,207

Foods — 2.5%
Dole Food Co., Inc. (a)	149,530	2,097,906
Tyson Foods, Inc. Class A	140,650	2,253,213

		4,351,119

Gas — 2.8%
Atmos Energy Corp.	65,950	2,360,350
UGI Corp.	79,580	2,526,665

		4,887,015

Hand & Machine Tools — 0.8%
Kennametal, Inc.	38,060	1,411,265

Health Care – Services — 2.2%
Health Net, Inc. (a)	61,450	1,383,240
LifePoint Hospitals, Inc. (a)	60,890	2,604,874

		3,988,114

Home Builders — 3.2%
Meritage Home Corp. (a)	46,930	1,784,748
NVR, Inc. (a)	2,420	2,043,690
PulteGroup, Inc. (a)	117,410	1,819,855

		5,648,293

Household Products — 1.0%
Avery Dennison Corp.	53,350	1,697,597

Housewares — 1.4%
Newell Rubbermaid, Inc.	128,490	2,452,874

Insurance — 9.1%
AmTrust Financial Services, Inc.	32,489	832,368
Aspen Insurance Holdings Ltd.	82,210	2,506,583
Fidelity National Financial, Inc. Class A	116,080	2,482,951
Platinum Underwriters Holdings Ltd.	56,100	2,292,807
Reinsurance Group of America, Inc. Class A	40,070	2,318,851
Torchmark Corp.	44,490	2,284,562
Unum Group	91,770	1,763,819
Validus Holdings Ltd.	48,240	1,635,818

		16,117,759

Iron & Steel — 1.9%
Reliance Steel & Aluminum Co.	36,650	1,918,628
Steel Dynamics, Inc.	127,610	1,433,060

		3,351,688

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 1.3%
Royal Caribbean Cruises Ltd.	75,800	$2,289,918

Lodging — 1.3%
MGM Resorts International (a)	209,000	2,246,750

Machinery – Diversified — 0.5%
Sauer-Danfoss, Inc.	24,060	967,453

Media — 1.2%
Gannett Co., Inc.	125,030	2,219,283

Metal Fabricate & Hardware — 2.0%
Commercial Metals Co.	116,980	1,544,136
The Timken Co.	55,600	2,066,096

		3,610,232

Oil & Gas — 4.1%
Cimarex Energy Co.	36,010	2,108,386
Helmerich & Payne, Inc.	48,120	2,290,993
Plains Exploration & Production Co. (a)	40,910	1,532,898
Stone Energy Corp. (a)	52,460	1,317,795

		7,250,072

Real Estate Investment Trusts (REITS) — 9.1%
BioMed Realty Trust, Inc.	119,740	2,241,533
BRE Properties, Inc.	18,580	871,216
Camden Property Trust	28,300	1,825,067
DiamondRock Hospitality Co.	147,510	1,420,521
Entertainment Properties Trust	48,740	2,165,518
Glimcher Realty Trust	188,230	1,989,591
Home Properties, Inc.	26,860	1,645,712
Mid-America Apartment Communities, Inc.	28,410	1,855,457
Plum Creek Timber Co., Inc.	42,640	1,869,338
RLJ Lodging Trust	9,360	176,998

		16,060,951

Retail — 6.8%
ANN, Inc. (a)	57,530	2,170,607
The Children’s Place Retail Store, Inc. (a)	36,740	2,204,400
Express, Inc. (a)	103,210	1,529,572
GameStop Corp. Class A	58,120	1,220,520
Insight Enterprises, Inc. (a)	96,140	1,680,527
The Men’s Wearhouse, Inc.	56,320	1,939,098
Office Depot, Inc. (a)	499,320	1,278,259

		12,022,983

Savings & Loans — 2.0%
First Niagara Financial Group, Inc.	256,190	2,072,577
Washington Federal, Inc.	85,050	1,418,634

		3,491,211

Semiconductors — 4.6%
Amkor Technology, Inc. (a)	233,270	1,026,388
Entegris, Inc. (a)	229,190	1,863,315

	Number of Shares	Value
Lam Research Corp. (a)	59,410	$1,888,347
Micron Technology, Inc. (a)	303,610	1,817,106
MKS Instruments, Inc.	60,178	1,533,937

		8,129,093

Telecommunications — 2.5%
Amdocs Ltd.	70,520	2,326,455
Anixter International, Inc.	17,220	989,461
Harris Corp.	22,540	1,154,499

		4,470,415

Transportation — 3.0%
Bristow Group, Inc.	45,930	2,321,762
Con-way, Inc.	52,030	1,424,061
Teekay Corp.	51,640	1,611,168

		5,356,991

Trucking & Leasing — 1.1%
Aircastle Ltd.	170,150	1,927,800

TOTAL COMMON STOCK (Cost $168,943,997)		174,768,404

TOTAL EQUITIES (Cost $168,943,997)		174,768,404

TOTAL LONG-TERM INVESTMENTS (Cost $168,943,997)		174,768,404

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (b)	$275,684	275,684

TOTAL SHORT-TERM INVESTMENTS (Cost $275,684)		275,684

TOTAL INVESTMENTS — 98.8% (Cost $169,219,681) (c)		175,044,088

Other Assets/ (Liabilities) — 1.2%		2,136,933

NET ASSETS — 100.0%		$177,181,021

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $275,685. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $284,590.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Large Cap Value Fund (“Large Cap Value Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Class I	Class II	Class III	Service Class	Service Class I
Aggressive Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
American Funds Core Allocation Fund	None	None	None	None	None	8/15/2008
American Funds Growth Fund	None	None	None	None	None	8/15/2008
American Funds International Fund	None	None	None	None	None	8/15/2008
Balanced Allocation Fund	8/31/2007	None	None	None	8/15/2008	None

Notes to Portfolio of Investments (Unaudited) (Continued)

	Initial Class	Class I	Class II	Class III	Service Class	Service Class I
Blue Chip Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Conservative Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
Equity Income Fund	5/1/2006	None	None	None	8/15/2008	None
Equity Index Fund	None	5/1/1997	5/1/2000	5/1/2000	None	8/15/2008
Focused Equity Fund	None	None	12/8/2011	None	None	5/1/2012
Foreign Fund	5/1/2006	None	None	None	8/15/2008	None
Fundamental Growth Fund	None	None	12/8/2011	None	None	5/1/2012
Fundamental Value Fund	None	None	8/10/2010	None	None	5/1/2012
Global Fund	None	5/1/2006	5/1/2006	None	None	8/15/2008
Growth Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
Growth & Income Fund	5/1/2006	None	None	None	8/15/2008	None
Income & Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Large Cap Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Large Cap Value Fund	5/1/2000	None	None	None	8/15/2008	None
Mid Cap Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Mid Cap Value Fund	5/1/2006	None	None	None	8/15/2008	None
Moderate Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
PIMCO Total Return Fund	None	None	8/10/2010	None	None	5/1/2012
Small Cap Growth Equity Fund	5/3/1999	None	None	None	8/15/2008	None
Small Company Value Fund	None	None	2/27/2009	None	None	2/27/2009
Small/Mid Cap Value Fund	5/1/2006	None	None	None	8/15/2008	None

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty

Notes to Portfolio of Investments (Unaudited) (Continued)

information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2012. The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2012. The PIMCO Total Return Fund characterized all securities sold short at Level 2, as of September 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2012, for the remaining Funds’ investments and the PIMCO Total Return Fund’s other investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$14,473,937	$-	$-	$14,473,937
Communications	69,223,604	3,531,008	1,603,772	74,358,384
Consumer, Cyclical	51,558,693	-	-	51,558,693
Consumer, Non-cyclical	52,836,188	-	-	52,836,188
Energy	18,395,474	-	-	18,395,474
Financial	28,797,960	-	-	28,797,960
Industrial	37,020,051	-	-	37,020,051
Technology	56,038,865	-	-	56,038,865

Total Common Stock	328,344,772	3,531,008	1,603,772	333,479,552

Total Equities	328,344,772	3,531,008	1,603,772	333,479,552

Total Mutual Funds	1,000	-	-	1,000

Rights
Communications	14	-	-	14

Total Rights	14	-	-	14

Total Long-Term Investments	328,345,786	3,531,008	1,603,772	333,480,566

Total Short-Term Investments	-	3,132,672	-	3,132,672

Total Investments	$328,345,786	$6,663,680	$1,603,772	$336,613,238

Equity Income Fund
Equities
Common Stock
Basic Materials	$27,888,297	$-	$-	$27,888,297
Communications	57,066,091	5,193,384	-	62,259,475
Consumer, Cyclical	37,447,241	-	-	37,447,241
Consumer, Non-cyclical	63,531,295	-	-	63,531,295
Energy	66,999,264	-	-	66,999,264
Financial	98,237,709	-	-	98,237,709
Industrial	75,669,318	-	-	75,669,318
Technology	24,325,601	-	-	24,325,601
Utilities	31,632,708	-	-	31,632,708

Total Common Stock	482,797,524	5,193,384	-	487,990,908

Preferred Stock
Consumer, Cyclical	3,107,288	-	-	3,107,288

Total Preferred Stock	3,107,288	-	-	3,107,288

Total Equities	485,904,812	5,193,384	-	491,098,196

Total Mutual Funds	1,064	-	-	1,064

Total Long-Term Investments	485,905,876	5,193,384	-	491,099,260

Total Short-Term Investments	-	25,140,054	-	25,140,054

Total Investments	$485,905,876	$30,333,438	$-	$516,239,314

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund
Equities
Common Stock
Basic Materials	$3,380,730	$15,426,397	$-	$18,807,127
Communications	15,722,408	36,736,823	-	52,459,231
Consumer, Cyclical	4,358,875	25,646,466	-	30,005,341
Consumer, Non-cyclical	-	48,585,334	-	48,585,334
Diversified	-	2,161,892	-	2,161,892
Energy	9,161,752	29,723,457	-	38,885,209
Financial	10,749,714	70,058,024	-	80,807,738
Industrial	4,432,120	30,835,208	-	35,267,328
Technology	2,860,333	19,875,080	-	22,735,413
Utilities	-	6,374,278	-	6,374,278

Total Common Stock	50,665,932	285,422,959	-	336,088,891

Preferred Stock
Basic Materials	3,328,814	-	-	3,328,814

Total Preferred Stock	3,328,814	-	-	3,328,814

Total Equities	53,994,746	285,422,959	-	339,417,705

Total Mutual Funds	17,693,050	-	-	17,693,050

Total Long-Term Investments	71,687,796	285,422,959	-	357,110,755

Total Short-Term Investments	-	13,434,671	-	13,434,671

Total Investments	$71,687,796	$298,857,630	$-	$370,545,426

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$9,232,956	$-	$-	$9,232,956
Communications	15,558,178	-	-	15,558,178
Consumer, Cyclical	17,273,598	-	-	17,273,598
Consumer, Non-cyclical	34,838,493	2,202,997	-	37,041,490
Energy	24,472,943	-	-	24,472,943
Financial	38,601,282	1,474,916	-	40,076,198
Industrial	19,244,078	-	-	19,244,078
Technology	10,590,054	-	-	10,590,054
Utilities	5,465,237	-	-	5,465,237

Total Common Stock	175,276,819	3,677,913	-	178,954,732

Total Equities	175,276,819	3,677,913	-	178,954,732

Total Long-Term Investments	175,276,819	3,677,913	-	178,954,732

Total Short-Term Investments	-	1,791,885	-	1,791,885

Total Investments	$175,276,819	$5,469,798	$-	$180,746,617

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$3,195,054	$13,937,334	$-	$17,132,388
Communications	8,060,691	1,912,210	-	9,972,901
Consumer, Cyclical	7,267,534	5,678,538	-	12,946,072
Consumer, Non-cyclical	13,607,988	26,432,442	-	40,040,430
Diversified	-	2,413,151	-	2,413,151
Energy	2,918,452	1,042,568	-	3,961,020
Financial	9,718,171	7,784,269	-	17,502,440
Industrial	18,076,733	5,371,640	-	23,448,373
Technology	9,014,027	3,182,816	-	12,196,843
Utilities	-	432,964	-	432,964

Total Common Stock	71,858,650	68,187,932	-	140,046,582

Total Equities	71,858,650	68,187,932	-	140,046,582

Total Mutual Funds	5,488,059	-	-	5,488,059

Total Long-Term Investments	77,346,709	68,187,932	-	145,534,641

Total Short-Term Investments	-	1,681,601	-	1,681,601

Total Investments	$77,346,709	$69,869,533	$-	$147,216,242

Growth & Income Fund
Equities
Common Stock
Basic Materials	$2,689,795	$1,297,369	$-	$3,987,164
Communications	12,610,484	-	-	12,610,484
Consumer, Cyclical	6,983,615	1,424,205	-	8,407,820
Consumer, Non-cyclical	26,345,777	5,764,327	-	32,110,104
Diversified	-	1,138,111	-	1,138,111
Energy	13,937,356	-	-	13,937,356
Financial	19,247,478	-	-	19,247,478
Industrial	17,674,125	-	-	17,674,125
Technology	17,592,336	-	-	17,592,336
Utilities	4,097,383	-	-	4,097,383

Total Common Stock	121,178,349	9,624,012	-	130,802,361

Total Equities	121,178,349	9,624,012	-	130,802,361

Total Long-Term Investments	121,178,349	9,624,012	-	130,802,361

Total Short-Term Investments	-	260,329	-	260,329

Total Investments	$121,178,349	$9,884,341	$-	$131,062,690

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Income & Growth Fund
Equities
Common Stock
Basic Materials	$7,726,998	$4,101,322	$-		$11,828,320
Communications	15,362,959	-	-		15,362,959
Consumer, Cyclical	13,694,501	-	-		13,694,501
Consumer, Non-cyclical	33,254,292	2,156,786	-		35,411,078
Energy	21,969,662	502,180	-		22,471,842
Financial	27,932,906	-	-		27,932,906
Industrial	25,630,248	-	-		25,630,248
Technology	7,837,411	-	-		7,837,411
Utilities	14,405,144	-	-		14,405,144

Total Common Stock	167,814,121	6,760,288	-		174,574,409

Total Equities	167,814,121	6,760,288	-		174,574,409

Total Long-Term Investments	167,814,121	6,760,288	-		174,574,409

Total Short-Term Investments	-	7,275,193	-		7,275,193

Total Investments	$167,814,121	$14,035,481	$-		$181,849,602

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$10,012,466	$2,424,440	$-	+	$12,436,906
Communications	17,872,675	-	-		17,872,675
Consumer, Cyclical	33,862,188	572,878	-		34,435,066
Consumer, Non-cyclical	21,096,945	2,520,636	-		23,617,581
Diversified	-	2,594,566	-		2,594,566
Energy	21,719,322	154,991	-		21,874,313
Financial	69,035,250	8,000,221	-		77,035,471
Industrial	2,110,225	2,414,936	-		4,525,161
Technology	8,965,095	-	-		8,965,095

Total Common Stock	184,674,166	18,682,668	-		203,356,834

Total Equities	184,674,166	18,682,668	-		203,356,834

Bonds & Notes
Total Corporate Debt	-	-	49,363		49,363

Total Bonds & Notes	-	-	49,363		49,363

Total Mutual Funds	1,380,154	-	-		1,380,154

Rights
Communications	13,242	-	-		13,242

Total Rights	13,242	-	-		13,242

Total Long-Term Investments	186,067,562	18,682,668	49,363		204,799,593

Total Short-Term Investments	-	12,837,421	-		12,837,421

Total Investments	$186,067,562	$31,520,089	$49,363		$217,637,014

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$10,796,023	$-	$-	$10,796,023
Communications	27,907,166	-	81,541	27,988,707
Consumer, Cyclical	42,132,007	-	-	42,132,007
Consumer, Non-cyclical	92,705,415	-	-	92,705,415
Energy	21,807,380	-	-	21,807,380
Financial	23,250,820	-	-	23,250,820
Industrial	60,030,960	-	-	60,030,960
Technology	51,355,045	-	-	51,355,045
Utilities	4,930,500	-	-	4,930,500

Total Common Stock	334,915,316	-	81,541	334,996,857

Preferred Stock
Communications	-	-	1,577,858	1,577,858
Technology	-	308,414	-	308,414

Total Preferred Stock	-	308,414	1,577,858	1,886,272

Total Equities	334,915,316	308,414	1,659,399	336,883,129

Total Mutual Funds	14,991,603	-	-	14,991,603

Rights
Communications	14	-	-	14

Total Rights	14	-	-	14

Total Long-Term Investments	349,906,933	308,414	1,659,399	351,874,746

Total Short-Term Investments	-	13,778,968	-	13,778,968

Total Investments	$349,906,933	$14,087,382	$1,659,399	$365,653,714

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$9,954,700	$-	$-	$9,954,700
Communications	13,434,206	-	-	13,434,206
Consumer, Cyclical	27,940,694	4,303,155	-	32,243,849
Consumer, Non-cyclical	85,167,507	-	-	85,167,507
Energy	31,407,343	-	-	31,407,343
Financial	112,475,850	-	-	112,475,850
Industrial	72,656,791	4,452,743	-	77,109,534
Technology	24,070,278	-	-	24,070,278
Utilities	50,289,931	-	-	50,289,931

Total Common Stock	427,397,300	8,755,898	-	436,153,198

Total Equities	427,397,300	8,755,898	-	436,153,198

Total Mutual Funds	4,493,397	-	-	4,493,397

Total Long-Term Investments	431,890,697	8,755,898	-	440,646,595

Total Short-Term Investments	-	6,906,327	-	6,906,327

Total Investments	$431,890,697	$15,662,225	$-	$447,552,922

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$1,104,840	$-	$-	$1,104,840

Total Preferred Stock	1,104,840	-	-	1,104,840

Total Equities	1,104,840	-	-	1,104,840

Bonds & Notes
Total Bank Loans	-	978,250	-	978,250

Total Corporate Debt	-	79,237,590	6,407,809	85,645,399

Total Municipal Obligations	-	10,693,697	-	10,693,697

Non-U.S. Government Agency Obligations
Automobile ABS	-	173,716	-	173,716
Commercial MBS	-	7,082,430	-	7,082,430
Credit Card ABS	-	626,560	-	626,560
Other ABS	-	1,694,449	-	1,694,449
WL Collateral CMO	-	7,127,520	-	7,127,520

Total Non-U.S. Government Agency Obligations	-	16,704,675	-	16,704,675

Total Sovereign Debt Obligations	-	22,422,200	-	22,422,200

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	187,983,582	-	187,983,582

Total U.S. Government Agency Obligations and Instrumentalities	-	187,983,582	-	187,983,582

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	70,184,930	-	70,184,930

Total U.S. Treasury Obligations	-	70,184,930	-	70,184,930

Total Bonds & Notes	-	388,204,924	6,407,809	394,612,733

Total Long-Term Investments	1,104,840	388,204,924	6,407,809	395,717,573

Total Short-Term Investments	-	35,320,286	-	35,320,286

Total Investments	$1,104,840	$423,525,210	$6,407,809	$431,037,859

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$7,834,687	$-	$-	$7,834,687
Communications	24,858,429	-	111,557	24,969,986
Consumer, Cyclical	43,900,007	-	-	43,900,007
Consumer, Non-cyclical	53,474,611	853,763	-	54,328,374
Energy	18,756,951	-	-	18,756,951
Financial	33,723,976	-	-	33,723,976
Industrial	35,838,265	-	-	35,838,265
Technology	34,619,287	-	-	34,619,287
Utilities	881,790	-	-	881,790

Total Common Stock	253,888,003	853,763	111,557	254,853,323

Total Equities	253,888,003	853,763	111,557	254,853,323

Total Mutual Funds	26,695,629	-	-	26,695,629

Total Long-Term Investments	280,583,632	853,763	111,557	281,548,952

Total Short-Term Investments	-	6,444,919	-	6,444,919

Total Investments	$280,583,632	$7,298,682	$111,557	$287,993,871

Small Company Value Fund
Equities
Common Stock
Basic Materials	$12,162,743	$-	$-	$12,162,743
Communications	3,686,030	-	-	3,686,030
Consumer, Cyclical	13,310,163	-	-	13,310,163
Consumer, Non-cyclical	11,590,359	-	-	11,590,359
Energy	4,900,607	-	-	4,900,607
Financial	24,976,906	-	-	24,976,906
Industrial	30,376,076	-	-	30,376,076
Technology	4,154,280	-	-	4,154,280
Utilities	5,126,477	-	-	5,126,477

Total Common Stock	110,283,641	-	-	110,283,641

Convertible Preferred Stock
Financial	-	150,500	-	150,500

Total Convertible Preferred Stock	-	150,500	-	150,500

Total Equities	110,283,641	150,500	-	110,434,141

Total Mutual Funds	3,309,962	-	-	3,309,962

Total Long-Term Investments	113,593,603	150,500	-	113,744,103

Total Short-Term Investments	-	3,236,359	-	3,236,359

Total Investments	$113,593,603	$3,386,859	$-	$116,980,462

+	Represents security at $0 value as of September 30, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$93,053	$-	$93,053
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	82,202	-	82,202
Futures Contracts
Interest Rate Risk	127,482	-	-	127,482
Swap Agreements
Credit Risk	-	373,841	-	373,841
Interest Rate Risk	-	86,744	-	86,744

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$(35,953)	$-	$-	$(35,953)
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	(1,435)	-	(1,435)
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(838,861)	-	(838,861)
Futures Contracts
Interest Rate Risk	(187)	-	-	(187)
Swap Agreements
Credit Risk	-	(185,763)	-	(185,763)
Interest Rate Risk	-	(57,549)	-	(57,549)
Written Options
Interest Rate Risk	-	(86,839)	-	(86,839)

The investments purchased on a when-issued basis for the PIMCO Total Return Fund, approximates fair value, which would be categorized at Level 2, as of September 30, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 9/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/12
Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$2,428,726	$-	$-	$(824,954)	$-	$-	$-		$-	$1,603,772		$(824,954)

Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,321	$-	$-	$(1,321)	$-	$-	$-		$-	$-	**	$(1,321)
Bonds & Notes
Corporate Debt	93,340	-	-	(43,977)	-	-	-		-	49,363	†	(43,977)

	$94,661	$-	$-	$(45,298)	$-	$-	$-		$-	$49,363		$(45,298)

Mid Cap Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$-	$81,541	$-	$-		$-	$81,541		$-
Preferred Stock
Communications	1,960,544	-	-	(981,329)	598,643	-	-		-	1,577,858		(981,329)

	$1,960,544	$-	$-	$(981,329)	$680,184	$-	$-		$-	$1,659,399		$(981,329)

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$77,269	$-	$-	$550,598	$-	$-	$5,779,942	***	$-	$6,407,809	†	$550,598

Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$(34)	$111,591	$-	$-		$-	$111,557		$(34)

*	The Fund(s) recognize transfers between Levels as of the beginning of the year.
**	Represents security at $0 value as of September 30, 2012.
***	Transfers occurred between Level 2 and Level 3 as a result of changes in liquidity.
†	Represents an illiquid 144A security or restricted security held in a non-public entity and valued by a broker quote or vendor price.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at September 30, 2012.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blue Chip Growth Fund	Equity Index Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A	A
Directional Exposures to Currencies					A	A

Futures Contracts**
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Substitution for Direct Investment		A				A

Interest Rate Swaps***
Hedging/Risk Management						A
Duration Management						A
Substitution for Direct Investment						A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Substitution for Direct Investment						A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Income						A
Substitution for Direct Investment						A

Options (Written)
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Income						A

Rights and Warrants
Result of a Corporate Action	A		A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Blue Chip Growth Fund
Asset Derivatives
Rights	$-	$14	$-	$-	$14

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	1	-	-	1

Equity Index Fund
Liability Derivatives
Futures Contracts	$-	$(35,953)	$-	$-	$(35,953)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	70	-	-	70

Large Cap Value Fund
Asset Derivatives
Rights	$-	$13,242	$-	$-	$13,242

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	978	-	-	978

Mid Cap Growth Fund
Asset Derivatives
Rights	$-	$14	$-	$-	$14

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	1	-	-	1

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$93,053	$-	$93,053

Liability Derivatives
Forward Contracts	$-	$-	$(1,435)	$-	$(1,435)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$23,193,915	$-	$23,193,915

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$82,202	$-	$82,202
Futures Contracts	-	-	-	127,482	127,482
Swap Agreements	373,841	-	-	86,744	460,585

Total Value	$373,841	$-	$82,202	$214,226	$670,269

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(838,861)	$-	$(838,861)
Futures Contracts	-	-	-	(187)	(187)
Swap Agreements	(185,763)	-	-	(57,549)	(243,312)
Written Options	-	-	-	(86,839)	(86,839)

Total Value	$(185,763)	$-	$(838,861)	$(144,575)	$(1,169,199)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$57,884,628	$-	$57,884,628
Futures Contracts	-	-	-	256	256
Swap Agreements	$40,200,000	$-	$-	$27,200,000	$67,400,000
Written Options	-	-	-	36,400,000	36,400,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options and rights, at September 30, 2012.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
BUYS
	Credit Suisse Securities LLC	25,416,381	Japanese Yen	10/31/12	$327,025	$325,762	$(1,263)
	Credit Suisse Securities LLC	70,412	Swiss Franc	10/31/12	75,078	74,906	(172)

					$402,103	$400,668	$(1,435)

SELLS
	Credit Suisse Securities LLC	302,259,426	Japanese Yen	10/31/12	$3,886,677	$3,874,057	$12,620
	Credit Suisse Securities LLC	2,870,629	Swiss Franc	10/31/12	3,072,196	3,053,847	18,349

					6,958,873	6,927,904	30,969

	UBS AG	11,685,004	Canadian Dollar	10/31/12	11,914,599	11,878,392	36,207
	UBS AG	3,028,177	Euro	10/31/12	3,918,340	3,892,463	25,877

					15,832,939	15,770,855	62,084

					$22,791,812	$22,698,759	$93,053

PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	1,431,150	Brazilian Real	12/04/12	$700,000	$700,628	$628
	Barclays Bank PLC	110,000	Canadian Dollar	12/20/12	112,421	111,691	(730)

					812,421	812,319	(102)

	JP Morgan Chase Bank	209,000	British Pound	12/12/12	338,995	337,424	(1,571)
	JP Morgan Chase Bank	191,000	Euro	10/02/12	246,699	245,445	(1,254)

					585,694	582,869	(2,825)

	UBS AG	819,830	Brazilian Real	12/04/12	400,000	401,353	1,353
	UBS AG	277,070	Mexican Peso	12/03/12	20,477	21,394	917

					420,477	422,747	2,270

					$1,818,592	$1,817,935	$(657)

SELLS
	Barclays Bank PLC	299,000	British Pound	12/12/12	$484,074	$482,726	$1,348
	Barclays Bank PLC	63,736,000	Japanese Yen	12/10/12	813,462	817,205	(3,743)

					1,297,536	1,299,931	(2,395)

	Credit Suisse Securities LLC	6,016,000	British Pound	12/12/12	9,559,827	9,712,647	(152,820)
	Credit Suisse Securities LLC	7,778,000	Canadian Dollar	12/20/12	7,966,813	7,897,585	69,228
	Credit Suisse Securities LLC	100,000	Euro	6/02/14	126,800	129,355	(2,555)
	Credit Suisse Securities LLC	31,465,000	Japanese Yen	12/10/12	401,590	403,435	(1,845)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
Credit Suisse Securities LLC	72,134,711	Mexican Peso	10/18/12	$5,429,582	$5,595,233	$(165,651)

				23,484,612	23,738,255	(253,643)

JP Morgan Chase Bank	185,291	Euro	10/02/12	240,000	238,108	1,892
JP Morgan Chase Bank	1,472,000	Euro	12/17/12	1,886,779	1,893,129	(6,350)
JP Morgan Chase Bank	149,216,933	Mexican Peso	10/18/12	11,273,397	11,574,226	(300,829)
JP Morgan Chase Bank	23,667,978	Mexican Peso	11/29/12	1,777,476	1,828,225	(50,749)
JP Morgan Chase Bank	3,843,815	Mexican Peso	12/03/12	281,825	296,797	(14,972)

				15,459,477	15,830,485	(371,008)

Royal Bank of Scotland PLC	11,079,000	Euro	12/17/12	14,145,003	14,248,625	(103,622)
Royal Bank of Scotland PLC	2,467	Singapore Dollar	10/22/12	1,960	2,010	(50)

				14,146,963	14,250,635	(103,672)

UBS AG	222,000	Euro	12/17/12	280,915	285,513	(4,598)
UBS AG	700,000	Euro	9/04/13	883,659	902,860	(19,201)
UBS AG	291,497	Euro	9/20/13	382,874	376,038	6,836
UBS AG	1,791,400	Mexican Peso	12/03/12	130,000	138,321	(8,321)

				1,677,448	1,702,732	(25,284)

				$56,066,036	$56,822,038	$(756,002)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures

Notes to Portfolio of Investments (Unaudited) (Continued)

transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
70	S&P 500 E Mini Index	12/21/12	$5,019,700	$(35,953)

PIMCO Total Return Fund
BUYS
14	90 Day Eurodollar	12/15/14	$3,480,925	$1,205
4	3 Month EURIBOR	12/15/14	1,277,596	1,087
85	90 Day Eurodollar	3/16/15	21,122,500	56,812
120	90 Day Eurodollar	6/15/15	29,797,500	57,800
7	90 Day Eurodollar	9/14/15	1,736,525	10,578

				$127,482

SELLS
26	German Euro Bund	12/06/12	$(4,736,719)	$(187)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the

Notes to Portfolio of Investments (Unaudited) (Continued)

buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at September 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$2,300,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13† (PIMCO Rating: BA+)**	$(21,623)	$222,700	$201,077
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	5,176	(2,308)	2,868
1,800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	17,991	(7,163)	10,828
1,100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	14,775	(5,308)	9,467
1,100,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	6,915	(1,593)	5,322
1,600,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	1,207	20,780	21,987
100,000	USD	9/20/16	Barclays Bank PLC	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	3,665	(6,114)	(2,449)
800,000	USD	12/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	21,400	(20,149)	1,251
500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000)%	DJ ITRAXX 17SEN2†	279	32,348	32,627
1,400,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	11,185	(9,379)	1,806
600,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%	Australia Government (PIMCO Rating: AAA)**	5,702	7,100	12,802
200,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%	Berkshire Hathaway Finance (PIMCO Rating: AA+)**	3,763	(5,140)	(1,377)
400,000	USD	9/20/17	Barclays Bank PLC	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	5,018	(2,755)	2,263
500,000	USD	9/20/17	Barclays Bank PLC	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	6,504	(18,206)	(11,702)
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	8,830	(19,146)	(10,316)

							90,787	185,667	276,454

800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	5,035	(1,164)	3,871
600,000	USD	6/20/17	Credit Suisse Securities LLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	5,541	(4,767)	774
200,000	USD	6/20/17	Credit Suisse Securities LLC	Sell***	1.000%	Berkshire Hathaway Finance (PIMCO Rating: AA+)**	3,580	(4,957)	(1,377)
200,000	USD	9/20/17	Credit Suisse Securities LLC	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	2,509	(7,190)	(4,681)

							16,665	(18,078)	(1,413)

1,300,000	USD	12/20/14	Goldman Sachs & Co.	Sell***	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	26,821	(32,176)	(5,355)
200,000	USD	6/20/15	Goldman Sachs & Co.	Sell***	1.000%	United Kingdom Gilt (PIMCO Rating: AAA)**	2,403	2,014	4,417
100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	131	2,302	2,433

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund (continued)*
Credit Default Swaps (continued)
OTC Swaps (continued)
$600,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	$12,375	$(22,592)	$(10,217)
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	1,316	(1,685)	(369)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	3,119	(1,414)	1,705
1,000,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	26,240	(50,737)	(24,497)
1,000,000	USD	12/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	45,694	(74,755)	(29,061)
100,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	5.000%	NRG Energy, Inc. (PIMCO Rating: BA-)**	14,502	(10,000)	4,502
600,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	3,421	(2,647)	774
200,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	1.000%	South Korea Government (PIMCO Rating: AA-)**	4,028	(2,327)	1,701

							140,050	(194,017)	(53,967)

200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	3,125	(3,708)	(583)
300,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	2,247	1,632	3,879
100,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	974	(609)	365
700,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Japan Government (PIMCO Rating: AA-)**	7,784	(1,215)	6,569
300,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	3,289	(8,966)	(5,677)
1,500,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	14,181	(18,588)	(4,407)
800,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	10,211	(4,176)	6,035

							41,811	(35,630)	6,181

600,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Japan Government (PIMCO Rating: AA-)**	2,339	6,663	9,002
1,300,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	17,881	(40,018)	(22,137)

							20,220	(33,355)	(13,135)

700,000	USD	9/20/16	UBS AG	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	5,417	3,634	9,051
1,000,000	USD	9/20/16	UBS AG	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	10,074	(4,388)	5,686
100,000	USD	9/20/16	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	1,287	(1,578)	(291)
1,200,000	USD	6/20/17	UBS AG	Sell***	1.000%	South Korea Government (PIMCO Rating: AA-)**	22,096	(11,885)	10,211
300,000	USD	6/20/17	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	3,571	(9,248)	(5,677)
100,000	USD	9/20/17	UBS AG	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	1,943	(1,375)	568

							44,388	(24,840)	19,548

Centrally Cleared Swaps
10,500,000	USD	6/20/17		Buy	(1.000)%	CDX.IG.18†	7,051	(52,641)	(45,590)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund (continued)*
Interest Rate Swaps
OTC Swaps
$9,000,000	MXN	9/13/17	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 5.500%	$14,497	$(6,703)	$7,794
14,000,000	MXN	9/02/22	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 6.000%	19,951	(7,325)	12,626

						34,448	(14,028)	20,420

Centrally Cleared Swaps
$1,800,000	USD	6/20/42		3-Month USD-LIBOR-BBA	Fixed 2.750%	(81,240)	23,691	(57,549)
2,400,000	USD	12/19/42		3-Month USD-LIBOR-BBA	Fixed 2.500%	51,924	14,400	66,324

						(29,316)	38,091	8,775

EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Citigroup Global Markets, Inc. and received from Barclays Bank PLC amounted to $1,000 and $390,000 in cash, respectively, at September 30, 2012; and collateral for swap agreements held by Barclays Bank PLC, Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Deutsche Bank Securities, Inc., Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $195,744, $46,654, $478,084, 266,740, $19,975, $334,673, $167,336, and $10,957 in securities, respectively, at September 30, 2012.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the Index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional

Notes to Portfolio of Investments (Unaudited) (Continued)

position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at September 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$1,500,000	10/11/12	Interest Rate Swaption USD 7 Year Put, Strike 1.60*	$6,225	$1
1,500,000	10/11/12	Interest Rate Swaption USD 7 Year Call, Strike 1.20*	1,350	3,983
1,400,000	10/11/12	Interest Rate Swaption USD 7 Year Call, Strike 1.20**	2,573	3,718
1,400,000	10/11/12	Interest Rate Swaption USD 7 Year Put, Strike 1.60**	2,573	1
8,400,000	10/11/12	Interest Rate Swaption USD 5 Year Call, Strike 0.85***	13,698	31,101
1,300,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 0.85***	4,063	447
7,100,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 1.20***	11,105	-
1,000,000	10/11/12	Interest Rate Swaption USD 5 Year Call, Strike 0.85****	3,100	3,703
1,000,000	10/11/12	Interest Rate Swaption USD 5 Year Put, Strike 0.85****	3,100	344
1,500,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00**	8,558	-
1,800,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75***	6,795	-
400,000	1/21/13	Interest Rate Swaption EUR 5 Year Call, Strike 0.90*	1,704	1,442
400,000	1/21/13	Interest Rate Swaption EUR 5 Year Put, Strike 1.10*	2,621	2,860
1,800,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40**	4,985	1,514
1,800,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 0.75**	2,908	3,881
1,300,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 1.40*	12,090	31,548
1,300,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40*	25,090	1,086
1,500,000	5/30/13	Interest Rate Swaption USD 5 Year Put, Strike 1.75***	11,435	1,210

			$123,973	$86,839

EUR	Euro
USD	U.S. Dollar
*	OTC traded option counterparty Credit Suisse Securities LLC.
**	OTC traded option counterparty Goldman Sachs & Co.
***	OTC traded option counterparty Royal Bank of Scotland PLC.
****	OTC traded option counterparty UBS AG.

Transactions in written option contracts during the period ended September 30, 2012, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2011	33,000,015	$138,070
Options written	47,100,128	214,097
Options terminated in closing purchase transactions	(43,700,143)	(228,194)

Options outstanding at September 30, 2012	36,400,000	$123,973

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund had dollar roll transactions at September 30, 2012, which were accounted for as financing transactions.

PIMCO Total Return Fund
Average balance outstanding	$956,813
Average interest rate	(0.05%)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

Notes to Portfolio of Investments (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2012, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any

Notes to Portfolio of Investments (Unaudited) (Continued)

loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

PIMCO Total Return Fund
Average balance outstanding	$535,834
Maximum balance outstanding	$9,668,935
Average interest rate	0.02%
Weighted average maturity	2 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividend income, dividend expense, and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$67,136,309	$9,338,687	$(87,506)	$9,251,181
American Funds Core Allocation Fund	340,838,089	70,865,345	-	70,865,345
American Funds Growth Fund	49,349,802	13,400,046	-	13,400,046
American Funds International Fund	33,391,976	3,854,732	-	3,854,732
Balanced Allocation Fund	399,072,670	44,866,345	-	44,866,345
Blue Chip Growth Fund	242,753,232	96,703,649	(2,843,643)	93,860,006
Conservative Allocation Fund	380,241,929	29,413,084	-	29,413,084
Equity Income Fund	427,727,593	106,181,885	(17,670,164)	88,511,721
Equity Index Fund	243,509,001	109,839,245	(28,150,947)	81,688,298
Focused Equity Fund	116,815,093	14,557,931	(1,827,206)	12,730,725
Foreign Fund	396,045,997	35,487,080	(60,987,651)	(25,500,571)
Fundamental Growth Fund	161,059,262	24,464,273	(2,224,036)	22,240,237
Fundamental Value Fund	157,971,815	27,073,496	(4,298,694)	22,774,802
Global Fund	118,253,019	31,322,832	(2,359,609)	28,963,223
Growth Allocation Fund	1,174,787,827	207,316,302	(1,036,998)	206,279,304
Growth & Income Fund	105,746,093	27,095,596	(1,778,999)	25,316,597
Income & Growth Fund	156,312,758	26,638,273	(1,101,429)	25,536,844
Large Cap Growth Fund	182,557,135	31,560,011	(869,649)	30,690,362
Large Cap Value Fund	181,318,991	44,988,881	(8,670,858)	36,318,023
Mid Cap Growth Fund	289,639,807	88,291,364	(12,277,457)	76,013,907
Mid Cap Value Fund	424,730,612	32,303,744	(9,481,434)	22,822,310
Moderate Allocation Fund	1,247,221,164	150,955,410	(358,483)	150,596,927
PIMCO Total Return Fund	421,080,409	11,217,163	(1,259,713)	9,957,450
Small Cap Growth Equity Fund	251,997,521	42,882,926	(6,886,576)	35,996,350
Small Company Value Fund	86,295,801	33,845,753	(3,161,092)	30,684,661
Small/Mid Cap Value Fund	169,219,681	17,751,749	(11,927,342)	5,824,407

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2012, was as follows:

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	684,254	30,774	160,046	554,982	$7,553,306	$6,298	$-	$962,861
MML Concentrated Growth Fund, Class I	254,295	361	254,656	-	-	2,795	-	535,502
MML Equity Fund, Initial Class	248,136	6,292	188,887	65,541	1,354,864	25,608	-	859,145
MML Equity Income Fund, Initial Class	735,498	43,552	207,809	571,241	5,923,766	123,669	-	762,167
MML Focused Equity Fund, Class II	-	410,100	34,866	375,234	4,337,707	-	-	29,481
MML Foreign Fund, Initial Class	322,056	84,012	29,207	376,861	3,312,612	69,950	-	28,610
MML Fundamental Growth Fund, Class II	-	510,078	47,001	463,077	5,367,058	-	-	38,471
MML Fundamental Value Fund, Class II	574,883	29,845	196,880	407,848	5,016,532	68,891	10,769	457,602
MML Global Fund, Class I	329,753	30,374	26,978	333,149	3,084,963	24,939	-	72,148
MML High Yield Fund, Class II	56,055	42,051	6,792	91,314	993,498	34,300	5,615	3,944
MML Income & Growth Fund, Initial Class	75,311	218,571	18,712	275,170	2,603,107	25,533	-	22,613
MML Inflation-Protected and Income Fund, Initial Class	107,192	4,182	80,843	30,531	363,930	11,830	5,298	85,813
MML Large Cap Growth Fund, Initial Class	433,918	55,219	46,973	442,164	5,160,049	3,162	-	93,494
MML Managed Bond Fund, Initial Class	123,732	141,562	12,192	253,102	3,366,923	52,777	35,747	6,600
MML Mid Cap Growth Fund, Initial Class	412,616	56,322	54,127	414,811	5,288,844	-	303,319	164,505
MML Mid Cap Value Fund, Initial Class	425,923	116,778	41,048	501,653	5,382,738	87,710	253,845	93,539
MML PIMCO Total Return Fund, Class II	144,356	32,102	12,167	164,291	1,764,486	30,030	-	7,372
MML Short-Duration Bond Fund, Class II	102,340	3,852	88,239	17,953	182,226	5,568	12,645	8,637
MML Small Cap Growth Equity Fund, Initial Class	185,498	38,348	25,773	198,073	3,239,221	-	338,592	152,724
MML Small Company Value Fund, Class II	221,987	22,686	45,420	199,253	3,590,531	449	99,365	233,199
MML Small/Mid Cap Equity Fund, Initial Class	50,626	-	50,626	-	-	-	-	(2,069)
MML Strategic Emerging Markets Fund, Class II	9,853	230,158	16,443	223,568	2,293,808	-	-	(1,330)
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	53,378	-	53,378	-	-	-	-	303,810
Oppenheimer Global Securities Fund, Non-Service Shares*	70,751	32,839	7,585	96,005	2,910,862	59,314	-	79,283
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	131,332	56,022	11,020	176,334	975,129	45,382	8,373	467
Oppenheimer International Growth Fund, Non-Service Shares*	2,471,111	103,713	1,378,262	1,196,562	2,321,330	32,492	-	969,330

					$76,387,490	$710,697	$1,073,568	$5,967,918

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 09/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	2,198,086	153,671	657,634	1,694,123	$23,057,016	$19,508	$-	$3,968,868
MML Concentrated Growth Fund, Class I	586,286	866	587,152	-	-	6,703	-	1,497,633
MML Equity Fund, Initial Class	779,040	49,623	548,031	280,632	5,801,247	186,492	-	3,163,028
MML Equity Income Fund, Initial Class	2,651,368	250,505	573,688	2,328,185	24,143,276	503,180	-	2,390,477
MML Focused Equity Fund, Class II	-	881,059	37,787	843,272	9,748,222	-	-	34,168
MML Foreign Fund, Initial Class	962,986	523,238	44,755	1,441,469	12,670,513	266,169	-	45,534
MML Fundamental Growth Fund, Class II	-	1,511,903	87,235	1,424,668	16,511,903	-	-	81,359
MML Fundamental Value Fund, Class II	2,002,129	197,677	679,477	1,520,329	18,700,048	261,268	40,841	1,624,517
MML Global Fund, Class I	1,011,877	394,919	53,990	1,352,806	12,526,986	123,432	-	157,078
MML High Yield Fund, Class II	944,872	607,192	62,497	1,489,567	16,206,487	450,340	86,688	54,678
MML Income & Growth Fund, Initial Class	312,109	849,963	41,434	1,120,638	10,601,231	112,559	-	49,457
MML Inflation-Protected and Income Fund, Initial Class	926,384	118,477	238,852	806,009	9,607,624	217,944	95,931	355,890
MML Large Cap Growth Fund, Initial Class	1,277,521	229,730	186,351	1,320,900	15,414,898	9,398	-	383,460
MML Managed Bond Fund, Initial Class	5,932,700	1,790,203	175,312	7,547,591	100,403,004	1,458,052	977,521	174,098
MML Mid Cap Growth Fund, Initial Class	1,065,088	204,090	88,433	1,180,745	15,054,505	-	836,453	550,439
MML Mid Cap Value Fund, Initial Class	1,185,032	437,151	92,688	1,529,495	16,411,479	1,058,416	786,620	205,138
MML Money Market Fund, Initial Class	50,686	-	50,686	-	-	-	-	(17)
MML PIMCO Total Return Fund, Class II	3,546,503	1,070,710	141,088	4,476,125	48,073,587	885,366	-	73,380
MML Short-Duration Bond Fund, Class II	2,834,126	223,570	465,269	2,592,427	26,313,130	266,694	600,537	149,239
MML Small Cap Growth Equity Fund, Initial Class	500,492	89,226	188,167	401,551	6,566,851	-	651,094	1,103,350
MML Small Company Value Fund, Class II	490,527	83,443	31,753	542,217	9,770,754	1,169	258,701	162,437
MML Small/Mid Cap Equity Fund, Initial Class	372,302	-	372,302	-	-	-	-	305,473
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	152,708	-	152,708	-	-	-	-	1,232,985
Oppenheimer Global Securities Fund, Non-Service Shares*	363,203	57,787	80,410	340,580	10,326,373	197,078	-	873,030
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	4,205,814	1,195,885	541,278	4,860,421	26,878,131	1,615,473	298,045	601,268
Oppenheimer International Growth Fund, Non-Service Shares*	5,737,047	700,497	1,720,147	4,717,397	9,151,750	120,089	-	1,370,386

					$443,939,015	$7,759,330	$4,632,431	$20,607,353

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,488,404	161,079	387,212	1,262,271	$17,179,511	$14,241	$-	$1,495,347
MML Concentrated Growth Fund, Class I	331,368	455	331,823	-	-	3,519	-	485,903
MML Equity Fund, Initial Class	515,411	43,523	353,001	205,933	4,257,060	129,892	-	1,191,900
MML Equity Income Fund, Initial Class	2,010,423	276,039	338,564	1,947,898	20,199,703	411,711	-	640,304
MML Focused Equity Fund, Class II	-	537,786	20,083	517,703	5,984,644	-	-	13,482
MML Foreign Fund, Initial Class	897,831	266,964	73,323	1,091,472	9,594,037	196,416	-	6,166
MML Fundamental Growth Fund, Class II	-	1,091,688	42,723	1,048,965	12,157,505	-	-	28,155
MML Fundamental Value Fund, Class II	1,494,572	203,781	463,810	1,234,543	15,184,876	207,911	32,500	1,083,989
MML Global Fund, Class I	929,969	196,068	101,235	1,024,802	9,489,671	91,083	-	278,940
MML High Yield Fund, Class II	1,039,595	617,865	77,287	1,580,173	17,192,286	453,955	87,496	59,948
MML Income & Growth Fund, Initial Class	389,176	620,146	37,175	972,147	9,196,507	94,210	-	46,331
MML Inflation-Protected and Income Fund, Initial Class	1,106,756	134,563	282,328	958,991	11,431,169	234,574	103,390	368,602
MML Large Cap Growth Fund, Initial Class	1,060,042	149,541	253,676	955,907	11,155,437	6,458	-	513,066
MML Managed Bond Fund, Initial Class	6,448,330	1,817,535	218,384	8,047,481	107,052,868	1,514,467	1,015,898	197,291
MML Mid Cap Growth Fund, Initial Class	609,994	206,331	38,720	777,605	9,914,458	-	535,130	262,354
MML Mid Cap Value Fund, Initial Class	1,086,331	232,037	192,141	1,126,227	12,084,416	196,119	567,599	786,165
MML Money Market Fund, Initial Class	67,160	-	67,160	-	-	-	-	(23)
MML PIMCO Total Return Fund, Class II	4,200,011	1,030,272	227,213	5,003,070	53,732,967	974,517	-	87,943
MML Short-Duration Bond Fund, Class II	3,109,540	374,537	491,861	2,992,216	30,370,992	295,798	665,921	150,235
MML Small Cap Growth Equity Fund, Initial Class	242,297	52,287	54,834	239,750	3,920,798	-	388,953	217,401
MML Small Company Value Fund, Class II	444,226	48,984	166,560	326,650	5,886,241	697	154,372	593,483
MML Small/Mid Cap Equity Fund, Initial Class	253,909	-	253,909	-	-	-	-	127,971
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	79,120	-	79,120	-	-	-	-	440,497
Oppenheimer Global Securities Fund, Non-Service Shares*	215,552	52,335	22,700	245,187	7,434,071	134,336	-	254,690
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	4,622,873	1,327,040	546,343	5,403,570	29,881,743	1,697,931	313,259	260,825
Oppenheimer International Growth Fund, Non-Service Shares*	3,337,619	600,663	662,997	3,275,285	6,354,053	78,932	-	369,024

					$409,655,013	$6,736,767	$3,864,518	$9,959,989

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	11,287,257	74,961	2,960,286	8,401,932	$114,350,291	$96,126	$-	$18,469,681
MML Concentrated Growth Fund, Class I	4,051,161	5,853	4,057,014	-	-	45,306	-	11,173,281
MML Equity Fund, Initial Class	3,888,832	41,511	2,741,095	1,189,248	24,584,207	568,759	-	18,503,307
MML Equity Income Fund, Initial Class	13,457,219	253,950	5,086,813	8,624,356	89,434,575	1,870,352	-	18,470,151
MML Focused Equity Fund, Class II	-	5,928,292	348,763	5,579,529	64,499,356	-	-	353,752
MML Foreign Fund, Initial Class	4,780,221	1,466,786	195,799	6,051,208	53,190,116	1,122,513	-	221,539
MML Fundamental Growth Fund, Class II	-	7,565,140	420,134	7,145,006	82,810,622	-	-	371,159
MML Fundamental Value Fund, Class II	6,488,024	156,793	477,087	6,167,730	75,863,082	1,045,745	163,469	1,164,055
MML Global Fund, Class I	4,993,725	532,952	228,311	5,298,366	49,062,866	485,683	-	652,502
MML High Yield Fund, Class II	2,336,290	933,378	134,031	3,135,637	34,115,729	997,524	196,555	113,178
MML Income & Growth Fund, Initial Class	562,338	3,947,227	138,245	4,371,320	41,352,692	411,844	-	194,431
MML Inflation-Protected and Income Fund, Initial Class	2,087,561	66,782	441,626	1,712,717	20,415,588	426,889	192,746	821,867
MML Large Cap Growth Fund, Initial Class	7,033,144	356,187	582,071	6,807,260	79,440,722	47,881	-	1,177,607
MML Managed Bond Fund, Initial Class	8,807,144	2,743,353	326,935	11,223,562	149,303,178	2,274,851	1,548,411	290,697
MML Mid Cap Growth Fund, Initial Class	5,675,655	676,431	485,623	5,866,463	74,797,406	-	4,334,559	1,424,747
MML Mid Cap Value Fund, Initial Class	7,030,963	518,116	516,860	7,032,219	75,455,711	1,235,825	3,576,677	1,037,980
MML Money Market Fund, Initial Class	158,878	-	158,878	-	-	-	-	(54)
MML PIMCO Total Return Fund, Class II	5,398,947	1,597,396	217,458	6,778,885	72,805,230	1,358,821	-	110,548
MML Short-Duration Bond Fund, Class II	5,574,388	159,549	2,465,167	3,268,770	33,178,013	449,533	1,024,867	599,837
MML Small Cap Growth Equity Fund, Initial Class	2,582,822	372,395	228,167	2,727,050	44,597,359	-	4,459,697	1,819,280
MML Small Company Value Fund, Class II	2,999,794	148,107	315,404	2,832,497	51,041,594	6,157	1,362,681	1,612,631
MML Small/Mid Cap Equity Fund, Initial Class	890,443	-	890,443	-	-	-	-	1,005,852
MML Strategic Emerging Markets Fund, Class II	135,330	2,637,006	89,244	2,683,092	27,528,527	-	-	(4,695)
Oppenheimer Capital Appreciation Fund, Non- Service Shares*	773,453	-	773,453	-	-	-	-	6,263,668
Oppenheimer Global Securities Fund, Non-Service Shares*	1,398,118	180,857	64,860	1,514,115	45,907,967	923,170	-	725,690
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	6,653,145	1,220,846	255,797	7,618,194	42,128,612	2,309,851	426,155	320,796
Oppenheimer International Growth Fund, Non-Service Shares*	39,084,869	984,691	21,923,329	18,146,231	35,203,688	486,404	-	16,801,399

					$1,381,067,131	$16,163,234	$17,285,817	$103,694,886

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 9/30/12	Value as of 9/30/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,883,233	619,579	1,820,546	6,682,266	$90,945,642	$74,854	$-	$11,289,801
MML Concentrated Growth Fund, Class I	2,285,171	3,320	2,288,491	-	-	25,702	-	5,672,507
MML Equity Fund, Initial Class	2,709,905	175,739	1,849,127	1,036,517	21,426,938	533,737	-	12,230,625
MML Equity Income Fund, Initial Class	9,564,791	869,313	2,746,571	7,687,533	79,719,718	1,637,113	-	10,241,883
MML Focused Equity Fund, Class II	-	4,014,239	167,079	3,847,160	44,473,174	-	-	211,732
MML Foreign Fund, Initial Class	4,278,250	898,566	249,338	4,927,478	43,312,531	897,658	-	338,447
MML Fundamental Growth Fund, Class II	-	5,813,937	114,346	5,699,591	66,058,265	-	-	107,451
MML Fundamental Value Fund, Class II	5,304,724	670,294	608,117	5,366,901	66,012,884	902,452	141,070	1,509,650
MML Global Fund, Class I	3,587,624	1,107,999	70,717	4,624,906	42,826,625	416,194	-	209,664
MML High Yield Fund, Class II	2,660,716	1,636,503	42,658	4,254,561	46,289,625	1,248,190	239,519	32,675
MML Income & Growth Fund, Initial Class	1,409,629	3,139,790	32,051	4,517,368	42,734,303	431,210	-	35,088
MML Inflation-Protected and Income Fund, Initial Class	1,903,695	570,686	548,843	1,925,538	22,952,419	538,858	236,341	610,229
MML Large Cap Growth Fund, Initial Class	5,508,194	717,141	1,155,603	5,069,732	59,163,774	34,794	-	2,180,681
MML Managed Bond Fund, Initial Class	13,752,011	4,337,425	100,070	17,989,366	239,306,331	3,419,248	2,285,702	95,306
MML Mid Cap Growth Fund, Initial Class	3,905,750	991,412	277,789	4,619,373	58,897,002	-	3,348,385	1,006,239
MML Mid Cap Value Fund, Initial Class	4,834,722	1,143,072	180,281	5,797,513	62,207,319	1,008,091	2,917,580	363,052
MML Money Market Fund, Initial Class	137,405	-	137,405	-	-	-	-	(45)
MML PIMCO Total Return Fund, Class II	9,091,807	2,266,434	85,014	11,273,227	121,074,453	2,215,588	-	40,268
MML Short-Duration Bond Fund, Class II	8,310,107	582,267	1,770,570	7,121,804	72,286,306	723,971	1,631,135	599,200
MML Small Cap Growth Equity Fund, Initial Class	1,654,476	412,685	164,685	1,902,476	31,112,527	-	3,051,500	1,326,956
MML Small Company Value Fund, Class II	1,939,887	291,940	138,594	2,093,233	37,720,066	4,461	987,334	717,249
MML Small/Mid Cap Equity Fund, Initial Class	757,740	-	757,740	-	-	-	-	473,891
MML Strategic Emerging Markets Fund, Class II	171,912	1,190,347	10,400	1,351,859	13,870,075	-	-	(4,394)
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	395,908	-	395,908	-	-	-	-	2,628,260
Oppenheimer Global Securities Fund, Non-Service Shares*	1,129,459	225,792	50,850	1,304,401	39,549,436	744,477	-	589,172
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	10,736,277	2,684,015	1,268,508	12,151,784	67,199,368	3,992,161	736,531	1,450,718
Oppenheimer International Growth Fund, Non-Service Shares*	24,185,994	2,144,756	11,547,601	14,783,149	28,679,310	370,865	-	8,680,766

					$1,397,818,091	$19,219,624	$15,575,097	$62,637,071

*	Fund advised by OppenheimerFunds, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in their most recent financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/21/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/21/12